UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund Semiannual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2014

Parametric Emerging Markets Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	40

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Parametric Emerging Markets Fund

July 31, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	06/30/2006	06/30/2006	13.72%	14.03%	8.06%	6.97%
Class C at NAV	06/30/2006	06/30/2006	13.25	13.17	7.26	6.17
Class C with 1% Maximum Sales Charge	—	—	12.25	12.17	7.26	6.17
Institutional Class at NAV	06/30/2006	06/30/2006	13.89	14.35	8.34	7.23
Class R6 at NAV	07/01/2014	06/30/2006	13.96	14.42	8.35	7.24
MSCI Emerging Markets Index	—	—	15.70%	15.32%	7.34%	7.01%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.38%	2.13%	1.13%	1.09%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

July 31, 2014

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

MTN Group, Ltd.	1.0%

Samsung Electronics Co., Ltd.	1.0

China Mobile, Ltd.	0.9

OAO Gazprom ADR	0.8

Tencent Holdings, Ltd.	0.7

Naspers, Ltd., Class N	0.7

America Movil SAB de CV, Series L	0.7

LUKOIL OAO ADR	0.5

Taiwan Semiconductor Manufacturing Co., Ltd.	0.5

CEZ AS	0.5

Total	7.3%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Emerging Markets Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Emerging Markets Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014) for Investor Class, Class C and Institutional Class and (July 1, 2014 – July 31, 2014) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual*
Investor Class	$1,000.00	$1,137.20	$7.21	1.36%
Class C	$1,000.00	$1,132.50	$11.10	2.10%
Institutional Class	$1,000.00	$1,138.90	$5.89	1.11%
Class R6	$1,000.00	$1,008.20	$0.91	1.07%

*    Class R6 had not commenced operations on February 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 31/365 for Class R6 (to reflect the period from the commencement of operations on July 1, 2014 to July 31, 2014). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014 (July 1, 2014 for Class R6).

Hypothetical**
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.10	$6.81	1.36%
Class C	$1,000.00	$1,014.40	$10.49	2.10%
Institutional Class	$1,000.00	$1,019.30	$5.56	1.11%
Class R6	$1,000.00	$1,019.50	$5.36	1.07%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014 (July 1, 2014 for Class R6).

5

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value

Argentina — 0.9%
Adecoagro SA(1)	77,700	$773,892
Arcos Dorados Holdings, Inc., Class A	341,000	3,498,660
Banco Macro SA, Class B ADR	87,487	3,702,450
BBVA Banco Frances SA ADR(1)	200,488	2,586,295
Cresud SA ADR	202,530	2,632,890
Grupo Financiero Galicia SA, Class B ADR	205,600	3,314,272
IRSA Inversiones y Representaciones SA ADR	61,510	974,319
MercadoLibre, Inc.	69,300	6,410,250
Pampa Energia SA ADR(1)	188,600	1,944,466
Petrobras Energia SA ADR(1)	750,308	5,049,573
Telecom Argentina SA ADR	385,251	8,433,144
YPF SA ADR	95,400	3,375,252

		$42,695,463

Bahrain — 0.3%
Ahli United Bank BSC	6,260,000	$5,050,102
Al-Salam Bank	7,121,118	3,952,161
Gulf Finance House EC(1)	13,470,934	1,938,889
Ithmaar Bank BSC(1)	12,720,000	2,097,891

		$13,039,043

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	783,888	$784,338
Al-Arafah Islami Bank, Ltd.(1)	1,602,750	308,910
Bangladesh Export Import Co., Ltd.(1)	7,173,355	3,373,515
Beximco Pharmaceuticals, Ltd.	1,484,177	824,086
BSRM Steels, Ltd.	1,709,000	1,789,139
City Bank, Ltd. (The)(1)	5,315,880	1,051,117
Grameenphone, Ltd.	1,496,400	5,939,628
Heidelberger Cement Bangladesh, Ltd.	146,500	971,057
Islami Bank Bangladesh, Ltd.	3,020,610	963,055
Jamuna Oil Co., Ltd.	161,600	452,594
Khulna Power Co., Ltd.	1,334,705	796,669
Lankabangla Finance, Ltd.	1,937,775	1,025,486
Malek Spinning Mills, Ltd.	897,500	274,568
Meghna Petroleum, Ltd.	266,500	949,107
National Bank, Ltd.(1)	10,435,810	1,498,087
Olympic Industries, Ltd.	250,500	785,096
Orion Pharma, Ltd.	910,600	509,831
Padma Oil Co., Ltd.	195,600	846,513
People’s Leasing and Financial Services, Ltd.(1)	2,248,180	453,689
Pubali Bank, Ltd.	1,878,791	657,157
Renata, Ltd.	44,500	520,535
Social Islami Bank, Ltd.	4,105,750	610,511

Security	Shares	Value

Bangladesh (continued)
Southeast Bank, Ltd.	3,522,000	$865,036
Square Pharmaceuticals, Ltd.	1,331,525	4,407,453
Summit Power, Ltd.(1)	1,487,295	630,763
Titas Gas Transmission & Distribution Co., Ltd.	3,022,500	2,955,628
United Airways Bangladesh, Ltd.(1)	7,320,968	1,159,573
United Commercial Bank, Ltd.	7,394,000	2,518,701

		$37,921,842

Botswana — 0.2%
Barclays Bank of Botswana, Ltd.	1,137,465	$582,537
Botswana Insurance Holdings, Ltd.	575,111	721,616
First National Bank of Botswana	6,069,100	2,360,324
Letshego Holdings, Ltd.	12,485,691	3,523,287
Sechaba Breweries, Ltd.	905,550	2,428,364
Standard Chartered Bank Botswana, Ltd.	531,120	717,452

		$10,333,580

Brazil — 6.0%
AES Tiete SA, PFC Shares	189,400	$1,549,428
All America Latina Logistica SA (Units)	669,600	2,567,722
AMBEV SA	2,242,950	15,491,802
AMBEV SA ADR	141,760	980,979
American Banknote SA	17,400	285,303
B2W Companhia Global do Varejo(1)	176,170	2,593,533
Banco Bradesco SA ADR, PFC Shares	109,291	1,669,967
Banco Bradesco SA, PFC Shares	1,193,731	18,210,482
Banco do Brasil SA	609,698	7,449,401
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	838,764
Banco Santander Brasil SA	533,700	3,585,053
BB Seguridade Participacoes SA	96,200	1,403,513
BM&F Bovespa SA	962,351	5,136,780
BR Malls Participacoes SA	296,000	2,557,179
BR Properties SA	212,800	1,315,960
Bradespar SA, PFC Shares	121,000	1,226,667
Braskem SA, PFC Shares	89,760	555,078
BRF-Brasil Foods SA	338,540	8,281,640
BRF-Brasil Foods SA ADR	19,900	487,550
Brookfield Incorporacoes SA(1)	842,100	564,184
Centrais Eletricas Brasileiras SA	471,100	2,261,280
CETIP SA - Mercados Organizados	173,900	2,432,875
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	3,043,991
Cia de Concessoes Rodoviarias SA (CCR)	953,100	7,494,569
Cia de Saneamento Basico do Estado de Sao Paulo	393,660	3,485,897
Cia de Saneamento de Minas Gerais-COPASA	72,900	1,193,712

6	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	$624,612
Cia Energetica de Minas Gerais SA ADR	84,265	692,658
Cia Energetica de Minas Gerais SA, PFC Shares	800,355	6,515,728
Cia Energetica de Sao Paulo, PFC Shares, Class B	269,700	3,439,084
Cia Hering	102,400	953,251
Cia Paranaense de Energia-Copel, PFC Shares	123,300	1,913,018
Cia Siderurgica Nacional SA	365,800	1,846,131
Cielo SA	819,398	14,988,437
Contax Participacoes SA, PFC Shares	121,500	164,410
Cosan SA Industria e Comercio	53,700	879,792
CPFL Energia SA	289,500	2,526,545
Cyrela Brazil Realty SA	221,300	1,226,112
Duratex SA	112,558	415,255
EcoRodovias Infraestrutura e Logistica SA	286,800	1,731,861
EDP-Energias do Brasil SA	313,400	1,464,260
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	968,088
Embraer SA	482,700	4,584,985
Embraer SA ADR	85,948	3,269,462
Eneva SA(1)	300,500	143,048
Estacio Participacoes SA	167,700	2,080,774
Fibria Celulose SA(1)	111,757	1,097,004
Gafisa SA	632,800	920,436
Gerdau SA, PFC Shares	428,500	2,521,422
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	1,234,565
Hypermarcas SA(1)	267,800	2,135,318
Iochpe-Maxion SA	115,700	849,104
Itau Unibanco Holding SA ADR, PFC Shares	144,459	2,224,669
Itau Unibanco Holding SA, PFC Shares	1,202,949	18,610,914
Itausa-Investimentos Itau SA, PFC Shares	2,326,263	9,730,572
JBS SA	583,825	2,148,733
Klabin SA, PFC Shares	1,300,000	1,289,256
Kroton Educacional SA	235,510	6,271,956
Light SA	132,200	1,241,150
Localiza Rent a Car SA	191,280	3,045,304
Lojas Americanas SA, PFC Shares	425,528	2,710,250
Lojas Renner SA	78,300	2,364,099
Marcopolo SA, PFC Shares	950,200	1,675,284
Marfrig Global Foods SA(1)	287,155	837,891
Metalurgica Gerdau SA, PFC Shares	148,000	1,052,879
MMX Mineracao e Metalicos SA(1)	138,467	88,497
MRV Engenharia e Participacoes SA	338,300	1,085,542
Natura Cosmeticos SA	120,900	1,882,709
Oi SA ADR	190,200	125,532
Oi SA, PFC Shares	3,065,757	1,986,408
PDG Realty SA Empreendimentos e Participacoes(1)	1,224,600	782,665

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA	43,200	$342,553
Petroleo Brasileiro SA ADR	71,900	1,209,358
Petroleo Brasileiro SA, PFC Shares	3,018,600	25,412,787
Prumo Logistica SA(1)	1,596,000	731,610
Randon Participacoes SA, PFC Shares	303,500	833,413
Rossi Residencial SA(1)	716,100	448,204
Souza Cruz SA	228,000	2,116,443
Suzano Papel e Celulose SA	437,425	1,696,679
Telefonica Brasil SA, PFC Shares	337,726	6,788,014
Tim Participacoes SA	944,227	5,002,582
Totvs SA	191,090	3,300,856
Tractebel Energia SA	178,000	2,666,764
Ultrapar Participacoes SA	184,384	4,246,419
Usinas Siderurgicas de Minas Gerais SA, PFC Shares, Class A	283,250	1,005,030
Vale SA	34,400	493,541
Vale SA ADR	65,300	937,055
Vale SA, PFC Shares	1,468,440	18,854,284
Weg SA	324,670	3,892,462

		$294,981,033

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$523,379
Chimimport AD(1)	329,922	432,660
Corporate Commercial Bank AD(1)(2)	10,400	0
MonBat AD	60,235	347,637
Petrol AD(1)	102,500	192,611
Sopharma AD	354,600	1,008,391

		$2,504,678

Chile — 2.8%
AES Gener SA	3,720,840	$1,883,414
Aguas Andinas SA, Series A	4,337,700	2,744,968
Almendral SA	2,512,600	214,131
Antarchile SA, Series A	187,904	2,430,798
Banco de Chile	60,074,920	7,468,013
Banco de Chile ADR	7,454	558,118
Banco de Credito e Inversiones	88,574	4,869,921
Banco Santander Chile SA	134,220,710	8,524,445
Banmedica SA	484,730	805,016
Besalco SA	1,307,600	906,929
Cap SA	196,612	2,664,090
Cencosud SA	1,685,831	5,245,842
CFR Pharmaceuticals SA	5,077,500	1,704,246
Cia Cervecerias Unidas SA	276,390	3,107,050

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Cia General de Electricidad SA	479,519	$2,162,752
Cia Sud Americana de Vapores SA(1)	14,510,741	659,545
Colbun SA	11,398,010	2,939,018
Corpbanca SA	395,674,470	4,673,141
E.CL SA	693,400	961,860
Embotelladora Andina SA, Class B, PFC Shares	383,294	1,363,571
Empresa Nacional de Electricidad SA	4,554,263	6,761,771
Empresa Nacional de Telecommunicaciones SA	157,000	1,907,230
Empresas CMPC SA	2,641,020	5,955,834
Empresas Copec SA	990,676	12,132,200
Empresas La Polar SA(1)	1,713,400	111,126
Enersis SA	25,224,721	8,478,060
Enersis SA ADR	42,700	719,922
Grupo Security SA	3,397,289	1,122,442
Inversiones Aguas Metropolitanas SA	614,900	972,792
Inversiones La Construccion SA	54,000	648,532
Invexans SA(1)	20,803,856	327,316
Latam Airlines Group SA(1)	445,895	5,246,007
Latam Airlines Group SA BDR(1)	28,260	324,484
Molibdenos y Metales SA	65,700	769,523
Parque Arauco SA	1,406,599	2,631,087
Quinenco SA	389,755	817,625
Ripley Corp. SA	1,779,400	1,066,029
S.A.C.I. Falabella	1,594,500	12,641,046
Salfacorp SA	1,726,600	1,312,992
Sigdo Koppers SA	1,121,831	1,661,968
Sociedad de Inversiones Pampa Calichera SA, Class A	45,817	18,266
Sociedad Matriz SAAM SA	6,242,812	523,845
Sociedad Quimica y Minera de Chile SA, Series B	212,340	5,875,793
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	1,619,432
Socovesa SA	1,443,206	329,750
Sonda SA	2,296,695	5,275,698
Vina Concha y Toro SA	995,122	1,948,389

		$137,086,027

China — 9.4%
Agile Property Holdings, Ltd.	1,096,000	$936,818
Agricultural Bank of China, Ltd., Class H	9,904,000	4,797,996
Air China, Ltd., Class H	2,310,000	1,412,555
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,542,248
Angang Steel Co., Ltd., Class H(1)	1,226,000	904,785
Anhui Conch Cement Co., Ltd., Class H	906,500	3,414,607
ANTA Sports Products, Ltd.	1,021,000	1,678,138
Baidu, Inc. ADR(1)	92,500	19,984,625
Bank of China, Ltd., Class H	24,353,000	11,606,738

Security	Shares	Value

China (continued)
Bank of Communications, Ltd., Class H	3,583,900	$2,746,004
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,078,727
Beijing Enterprises Holdings, Ltd.	309,500	2,697,081
Beijing Enterprises Water Group, Ltd.	1,206,000	788,458
Belle International Holdings, Ltd.	2,320,000	2,879,565
Brilliance China Automotive Holdings, Ltd.	1,086,000	2,032,363
BYD Co., Ltd., Class H	607,200	4,015,763
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	899,783
China Bluechemical, Ltd., Class H	1,270,000	655,747
China Cinda Asset Management, Co., Ltd., Class H(1)	1,495,000	852,045
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,891,477
China Coal Energy Co., Class H	3,400,000	2,047,794
China Communications Construction Co., Ltd., Class H	2,930,000	2,221,171
China Communications Services Corp., Ltd., Class H	2,540,000	1,241,144
China Construction Bank Corp., Class H	28,193,630	21,643,641
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,158,751
China Dongxiang (Group) Co., Ltd.	4,257,000	833,700
China Everbright International, Ltd.	1,986,000	2,651,394
China Everbright, Ltd.	536,000	827,048
China Gas Holdings, Ltd.	606,000	1,167,557
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,703,618
China International Marine Containers Co., Ltd., Class B	482,672	1,059,963
China Life Insurance Co., Ltd., Class H	2,767,000	8,235,240
China Longyuan Power Group Corp., Class H	2,914,000	2,960,867
China Mengniu Dairy Co., Ltd.	960,000	4,641,233
China Merchants Bank Co., Ltd., Class H	1,960,524	3,967,114
China Merchants Holdings (International) Co., Ltd.	812,035	2,731,638
China Minsheng Banking Corp., Ltd., Class H	2,760,240	2,851,285
China Mobile, Ltd.	3,923,000	42,865,217
China National Building Material Co., Ltd., Class H	2,522,000	2,514,463
China Oilfield Services, Ltd., Class H	1,420,000	3,531,219
China Overseas Land & Investment, Ltd.	1,530,160	4,662,696
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	3,330,668
China Petroleum & Chemical Corp., Class H	15,620,300	15,292,342
China Pharmaceutical Group, Ltd.	1,402,000	1,092,577
China Railway Construction Corp., Class H	1,592,000	1,521,824
China Railway Group, Ltd., Class H	3,177,000	1,690,971
China Resources Enterprise, Ltd.	842,000	2,556,830
China Resources Gas Group, Ltd.	830,000	2,621,301
China Resources Land, Ltd.	954,000	2,220,808
China Resources Power Holdings Co., Ltd.	1,591,600	4,466,597
China Shenhua Energy Co., Ltd., Class H	2,164,500	6,378,368
China Shineway Pharmaceutical Group, Ltd.	381,000	637,240

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	$1,228,101
China Shipping Development Co., Ltd., Class H(1)	1,702,000	1,119,979
China Southern Airlines Co., Ltd., Class H	2,700,000	912,991
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,250,304
China Telecom Corp., Ltd., Class H	11,972,000	6,747,946
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,117,065
China Unicom (Hong Kong), Ltd.	4,340,372	7,582,199
China Vanke Co., Ltd., Class H(1)	789,920	1,749,024
China Yurun Food Group, Ltd.(1)	1,776,000	848,852
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,383,956
Citic Pacific, Ltd.	1,152,000	2,300,375
CNOOC, Ltd.	9,860,000	17,415,910
Cosco Pacific, Ltd.	1,516,000	2,281,965
Country Garden Holdings Co.	3,785,631	1,930,697
Ctrip.com International, Ltd. ADR(1)	140,100	8,970,603
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,693,112
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	3,496,192
Golden Eagle Retail Group, Ltd.	739,000	949,715
Great Wall Motor Co., Ltd., Class H	862,500	3,548,315
Guangdong Investment, Ltd.	2,022,000	2,264,976
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,121,644
Guangzhou R&F Properties Co., Ltd., Class H	682,000	999,917
Haier Electronics Group Co., Ltd.	161,000	460,783
Hengan International Group Co., Ltd.	355,000	3,800,165
Hengdeli Holdings, Ltd.	2,681,800	466,197
Home Inns & Hotels Management, Inc. ADR(1)	20,300	724,304
Huaneng Power International, Inc., Class H	2,746,000	3,044,670
Industrial & Commercial Bank of China, Ltd., Class H	28,042,000	19,161,018
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	72,000	57,744
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	987,942
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,404,703
Jiangxi Copper Co., Ltd., Class H	1,298,000	2,471,362
Kingboard Chemical Holdings, Ltd.	648,600	1,361,032
Kunlun Energy Co., Ltd.	2,206,000	3,746,729
Lee & Man Paper Manufacturing, Ltd.	1,220,000	741,660
Lenovo Group, Ltd.	3,736,000	5,105,787
Li Ning Co., Ltd.(1)	546,500	331,760
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	535,014
Mindray Medical International, Ltd. ADR	77,700	2,334,885
NetEase.com, Inc. ADR	24,700	2,075,788
New Oriental Education & Technology Group, Inc. ADR	380,400	7,436,820
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,684,928
PetroChina Co., Ltd., Class H	13,022,000	16,877,421
PICC Property & Casualty Co., Ltd., Class H	1,718,000	2,782,315

Security	Shares	Value

China (continued)
Ping An Insurance (Group) Co. of China, Ltd., Class H	742,500	$6,304,277
Poly Property Group Co., Ltd.	1,918,000	928,277
Qihoo 360 Technology Co., Ltd. ADR(1)	12,000	1,093,800
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,121,862
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,431,936
Shanghai Electric Group Co., Ltd., Class H	2,414,000	1,067,917
Shanghai Industrial Holdings, Ltd.	304,000	1,011,772
Shimao Property Holdings, Ltd.	665,000	1,528,995
Sihuan Pharmaceutical Holdings Group, Ltd.	1,180,000	723,383
SINA Corp.(1)	22,900	1,108,131
Sino Biopharmaceutical, Ltd.	2,052,000	1,764,033
Sino-Ocean Land Holdings, Ltd.	1,720,500	1,004,816
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	894,324
Sinopharm Group Co., Ltd., Class H	570,000	1,673,950
Sohu.com, Inc.(1)	10,300	584,216
Sun Art Retail Group, Ltd.	1,476,000	1,836,838
Tencent Holdings, Ltd.	2,115,000	34,320,310
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,600,965
Tsingtao Brewery Co., Ltd., Class H	254,000	2,062,992
Want Want China Holdings, Ltd.	3,750,000	5,130,337
Weichai Power Co., Ltd., Class H	456,400	1,982,885
Wumart Stores, Inc., Class H	321,000	285,335
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	1,907,139
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,572,360
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,795,186
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	707,739
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,522,179
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	1,757,768
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,641,764
ZTE Corp., Class H	730,753	1,519,242

		$460,533,395

Colombia — 1.5%
Almacenes Exito SA	465,190	$7,510,481
Banco Davivienda SA, PFC Shares	154,200	2,611,157
Banco de Bogota	91,067	3,396,674
Bancolombia SA ADR, PFC Shares	145,000	9,049,450
Bolsa de Valores de Colombia	46,242,700	613,532
Celsia SA ESP	809,070	2,625,416
Cementos Argos SA	476,640	2,793,688
Corporacion Financiera Colombiana SA	97,625	2,007,905
Ecopetrol SA	4,701,790	7,966,821
Empresa de Energia de Bogota SA	3,474,085	3,100,630
Empresa de Telecommunicaciones de Bogota SA	2,532,380	684,119
Grupo Argos SA	346,150	4,201,581

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Grupo Argos SA, PFC Shares	108,995	$1,316,016
Grupo Aval Acciones y Valores SA	3,145,485	2,312,924
Grupo Aval Acciones y Valores SA, PFC Shares	5,059,300	3,747,140
Grupo de Inversiones Suramericana	254,570	5,669,937
Grupo Nutresa SA	527,855	7,622,171
Grupo Odinsa SA	155,204	653,318
Interconexion Electrica SA	825,160	4,058,211
Isagen SA ESP	1,935,100	3,345,899

		$75,287,070

Croatia — 0.7%
AD Plastik DD	28,620	$622,197
Adris Grupa DD, PFC Shares	75,044	3,864,410
Atlantic Grupa DD	10,388	1,690,305
Atlantska Plovidba DD(1)	22,867	1,336,977
Dalekovod DD(1)	51,895	164,624
Ericsson Nikola Tesla	6,740	1,667,226
Hrvatski Telekom DD	468,852	12,292,608
INA Industrija Nafte DD	900	630,826
Koncar-Elektroindustrija DD	16,319	1,945,584
Kras DD(1)	7,262	452,707
Ledo DD	1,483	2,322,543
Petrokemija DD(1)	25,975	164,815
Podravka Prehrambena Industrija DD(1)	40,521	2,140,735
Privredna Banka Zagreb DD	3,177	249,232
Valamar Adria Holding DD(1)	51,378	1,905,489
Zagrebacka Banka DD	176,195	1,002,560

		$32,452,838

Czech Republic — 1.3%
CEZ AS	908,060	$25,701,065
Fortuna Entertainment Group NV	246,600	1,503,287
Komercni Banka AS	92,864	20,133,581
New World Resources PLC, Class A(1)	1,183,100	165,019
O2 Czech Republic AS	544,904	7,178,024
Pegas Nonwovens SA	96,614	2,904,242
Philip Morris CR AS	9,113	4,597,025
Unipetrol AS(1)	617,307	3,812,312

		$65,994,555

Egypt — 2.0%
Alexandria Mineral Oils Co.	193,820	$2,218,676
Amer Group Holding	2,420,750	466,370
Arab Cotton Ginning	1,993,380	1,531,067
Citadel Capital Co.(1)	2,280,400	1,374,403

Security	Shares	Value

Egypt (continued)
Commercial International Bank	3,912,306	$23,103,545
Eastern Tobacco	281,822	6,694,318
Egypt Kuwait Holding Co.(1)	1,862,146	1,940,814
Egyptian Financial Group-Hermes Holding SAE(1)	2,101,605	4,536,734
Egyptian Resorts Co.(1)	4,721,950	1,148,651
El Ezz Aldekhela Steel Alexa Co.	4,000	406,018
El Sewedy Cables Holding Co.	529,606	2,674,561
Ezz Steel(1)	1,548,345	3,659,156
Global Telecom Holding SAE(1)	12,928,866	9,301,252
Juhayna Food Industries(1)	4,494,565	6,534,509
Maridive & Oil Services SAE(1)	2,013,484	2,124,959
Misr Beni-Suef Cement Co.	69,150	481,328
National Societe General Bank(1)	282,510	1,380,204
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	3,877,052
Oriental Weavers Co.	187,375	1,274,257
Palm Hills Developments SAE(1)	3,395,160	1,975,522
Pioneers Holding(1)	1,229,900	2,309,259
Sidi Kerir Petrochemicals Co.	1,686,400	4,408,070
Six of October Development & Investment Co.(1)	382,178	2,054,099
South Valley Cement	704,261	766,866
Talaat Moustafa Group	5,219,460	6,923,456
Telecom Egypt	1,949,337	3,597,221

		$96,762,367

Estonia — 0.1%
AS Merko Ehitus	50,618	$479,588
AS Nordecon International	145,374	204,626
AS Olympic Entertainment Group	503,790	1,329,323
AS Tallink Group	3,623,652	3,467,191
AS Tallinna Kaubamaja	137,340	930,303
AS Tallinna Vesi	58,790	1,033,331

		$7,444,362

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$6,600
CAL Bank, Ltd.	1,298,010	317,832
Ghana Commercial Bank, Ltd.	1,554,441	2,299,007
HFC Bank Ghana, Ltd.	1,235,326	467,927
Produce Buying Co., Ltd.(1)	582,428	22,692
Standard Chartered Bank of Ghana, Ltd.	148,200	780,247

		$3,894,305

Greece — 1.5%
Aegean Marine Petroleum Network, Inc.	63,900	$601,938
Alpha Bank AE(1)	5,450,941	4,355,509
Costamare, Inc.	76,519	1,813,500

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Greece (continued)
Diana Containerships, Inc.	76,800	$188,928
Diana Shipping, Inc.(1)	164,791	1,606,712
DryShips, Inc.(1)	780,300	2,231,658
Ellaktor SA(1)	603,442	3,056,670
Folli Follie SA(1)	82,904	3,466,404
Frigoglass SA(1)	104,857	491,488
GasLog, Ltd.	96,255	2,454,503
GEK Terna Holding Real Estate Construction SA(1)	381,049	1,893,700
Hellenic Exchanges SA	180,829	1,788,966
Hellenic Petroleum SA	199,209	1,559,649
Hellenic Telecommunications Organization SA(1)	510,919	7,003,503
Intralot SA(1)	418,837	1,033,208
JUMBO SA(1)	287,375	4,298,756
Marfin Investment Group Holdings SA(1)	1,854,199	1,098,400
Metka SA	115,677	1,864,729
Motor Oil (Hellas) Corinth Refineries SA	170,267	1,833,122
Mytilineos Holdings SA(1)	226,317	1,936,555
National Bank of Greece SA(1)	1,016,749	3,236,810
Navios Maritime Acqisition Corp.	208,900	668,480
Navios Maritime Holdings, Inc.	171,886	1,369,931
OPAP SA	528,742	8,616,642
Piraeus Bank SA(1)	2,593,748	5,449,452
Public Power Corp. SA(1)	241,514	3,525,404
Safe Bulkers, Inc.	87,300	636,417
StealthGas, Inc.(1)	87,399	935,169
Titan Cement Co. SA	143,608	4,402,711
Tsakos Energy Navigation, Ltd.	201,000	1,423,080
Viohalco SA(1)	223,488	1,281,277

		$76,123,271

Hungary — 1.2%
Magyar Telekom Rt.(1)	5,561,100	$8,826,643
MOL Hungarian Oil & Gas Rt.	280,600	13,570,789
OTP Bank Rt.	1,087,430	18,847,688
Richter Gedeon Nyrt.	1,061,000	17,409,402

		$58,654,522

India — 6.0%
ABB, Ltd.	19,900	$340,526
ACC, Ltd.	45,970	1,053,974
Adani Enterprises, Ltd.	180,900	1,283,011
Adani Ports and Special Economic Zone, Ltd.	1,003,100	4,287,000
Aditya Birla Nuvo, Ltd.	17,702	429,487
Amtek Auto, Ltd.	152,500	648,395
Asian Paints, Ltd.	200,500	2,070,197

Security	Shares	Value

India (continued)
Axis Bank, Ltd.	610,500	$3,953,157
Bajaj Auto, Ltd.	59,560	2,041,125
Bank of Baroda	52,460	744,249
Bank of India	247,400	1,108,539
Bharat Forge, Ltd.	63,650	754,753
Bharat Heavy Electricals, Ltd.	460,600	1,725,138
Bharat Petroleum Corp., Ltd.	190,100	1,811,944
Bharti Airtel, Ltd.(1)	1,990,760	12,235,619
Biocon, Ltd.	101,600	785,923
Cairn India, Ltd.	423,700	2,205,559
Canara Bank, Ltd.	176,800	1,152,173
Cipla, Ltd.	287,310	2,162,405
Coal India, Ltd.	402,200	2,427,856
Colgate-Palmolive (India), Ltd.	24,900	644,937
Container Corp. of India, Ltd.	54,240	1,160,078
Crompton Greaves, Ltd.	213,600	683,600
Cummins India, Ltd.	49,900	515,620
Dabur India, Ltd.	364,400	1,236,255
Divi’s Laboratories, Ltd.	46,800	1,147,598
DLF, Ltd.	445,700	1,445,361
Dr. Reddy’s Laboratories, Ltd.	73,620	3,415,333
Educomp Solutions, Ltd.(1)	157,865	81,148
Essar Oil, Ltd.(1)	274,130	519,548
GAIL (India), Ltd.	585,050	4,175,727
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	357,764
Glenmark Pharmaceuticals, Ltd.	125,460	1,356,439
GMR Infrastructure, Ltd.	1,721,400	761,338
Grasim Industries, Ltd.	8,158	432,195
Gujarat Ambuja Cements, Ltd.	522,500	1,770,395
Gujarat State Petronet, Ltd.	383,800	563,504
HCL Technologies, Ltd.	199,400	5,126,116
HDFC Bank, Ltd.	766,120	10,437,594
Hero MotoCorp, Ltd.	60,900	2,613,861
Hindalco Industries, Ltd.	515,910	1,625,344
Hindustan Petroleum Corp., Ltd.	131,400	861,011
Hindustan Unilever, Ltd.	645,300	7,268,571
Hindustan Zinc, Ltd.	148,400	395,628
Housing Development & Infrastructure, Ltd.(1)	210,614	322,223
Housing Development Finance Corp., Ltd.	1,022,900	17,864,996
ICICI Bank, Ltd.	286,970	6,925,643
IDBI Bank, Ltd.	367,000	538,068
Idea Cellular, Ltd.	1,624,900	4,177,919
IDFC, Ltd.	1,075,200	2,680,854
IFCI, Ltd.	1,864,200	1,163,035
Indiabulls Housing Finance, Ltd.	165,200	1,107,231
Indiabulls Real Estate, Ltd.	646,300	833,072

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Indian Hotels Co., Ltd.(1)	164,280	$255,353
Indian Oil Corp., Ltd.	158,900	869,729
Infosys, Ltd.	411,000	22,708,022
ITC, Ltd.	1,313,460	7,715,385
Jaiprakash Associates, Ltd.	658,200	631,199
Jindal Steel & Power, Ltd.	268,800	1,213,478
JSW Steel, Ltd.	135,800	2,630,766
Kotak Mahindra Bank, Ltd.	180,100	2,816,169
Larsen & Toubro, Ltd.	147,290	3,626,572
LIC Housing Finance, Ltd.	154,000	732,645
Lupin, Ltd.	148,500	2,890,249
Mahindra & Mahindra, Ltd.	226,260	4,441,125
Maruti Suzuki India, Ltd.	67,750	2,808,710
Mphasis, Ltd.	39,900	299,607
Nestle India, Ltd.	11,930	1,006,330
Nicholas Piramal India, Ltd.	76,807	820,120
NTPC, Ltd.	2,333,600	5,562,807
Oil & Natural Gas Corp., Ltd.	1,495,080	9,726,434
Oracle Financial Service Software, Ltd.(1)	16,500	903,764
Power Grid Corporation of India, Ltd.	1,946,900	4,287,173
Ranbaxy Laboratories, Ltd.(1)	158,960	1,511,213
Reliance Capital, Ltd.	153,735	1,472,526
Reliance Communications, Ltd.	1,412,060	3,119,741
Reliance Industries, Ltd.	1,105,138	18,228,373
Reliance Infrastructure, Ltd.	227,600	2,766,461
Reliance Power, Ltd.(1)	1,400,250	2,130,479
Sesa Sterlite, Ltd.	790,212	3,759,352
Siemens India, Ltd.	47,180	678,324
State Bank of India	77,300	3,084,968
Steel Authority of India, Ltd.	513,200	741,277
Sun Pharmaceutical Industries, Ltd.	533,400	6,926,493
Sun TV Network, Ltd.	147,473	1,015,941
Suzlon Energy, Ltd.(1)	2,099,450	751,282
Tata Communications, Ltd.	127,400	781,530
Tata Consultancy Services, Ltd.	402,200	17,114,418
Tata Motors, Ltd.	742,250	5,442,229
Tata Power Co., Ltd.	1,776,918	2,861,945
Tata Steel, Ltd.	149,296	1,358,811
Tata Tea, Ltd.	279,500	705,708
Tech Mahindra, Ltd.	40,211	1,429,390
Titan Co., Ltd.	234,100	1,306,894
UltraTech Cement, Ltd.	47,600	1,897,999
Unitech, Ltd.(1)	2,836,900	1,183,519
United Spirits, Ltd.	29,285	1,139,677
UPL, Ltd.	180,700	973,866
Voltas, Ltd.	296,300	934,840

Security	Shares	Value

India (continued)
Wipro, Ltd.	527,679	$4,726,353
Yes Bank, Ltd.	209,900	1,847,703
Zee Entertainment Enterprises, Ltd.	373,114	1,787,542

		$295,053,527

Indonesia — 2.9%
Adaro Energy Tbk PT	36,822,500	$3,704,580
AKR Corporindo Tbk PT	5,472,400	2,063,874
Aneka Tambang Tbk PT	10,251,500	1,107,299
Astra Argo Lestari Tbk PT	775,000	1,778,468
Astra International Tbk PT	16,851,600	11,127,862
Bank Central Asia Tbk PT	12,019,000	12,027,955
Bank Danamon Indonesia Tbk PT	4,504,303	1,481,945
Bank Mandiri Tbk PT	7,743,800	6,738,308
Bank Negara Indonesia Persero Tbk PT	9,366,500	4,057,079
Bank Pan Indonesia Tbk PT(1)	4,945,000	378,244
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	877,310
Bank Rakyat Indonesia Tbk PT	8,635,500	8,282,920
Bank Tabungan Negara Tbk PT	10,171,500	940,768
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	49,042,500	1,555,397
Bumi Resources Tbk PT(1)	37,563,000	608,381
Bumi Serpong Damai Tbk PT	13,777,500	1,861,862
Charoen Pokphand Indonesia Tbk PT	8,948,300	2,982,671
Energi Mega Persada Tbk PT(1)	64,369,200	498,971
Gudang Garam Tbk PT	660,000	3,051,875
Harum Energy Tbk PT	2,626,500	471,605
Holcim Indonesia Tbk PT	3,029,000	783,755
Indo Tambangraya Megah Tbk PT	976,500	2,176,315
Indocement Tunggal Prakarsa Tbk PT	2,435,200	5,271,947
Indofood Sukses Makmur Tbk PT	4,564,300	2,747,443
Indosat Tbk PT	2,794,500	960,475
Jasa Marga (Persero) Tbk PT	3,198,000	1,744,553
Kalbe Farma Tbk PT	14,699,500	2,170,887
Lippo Karawaci Tbk PT	28,867,500	2,727,023
Matahari Putra Prima Tbk PT	7,240,000	1,826,956
Medco Energi Internasional Tbk PT	4,497,500	1,344,394
Media Nusantara Citra Tbk PT	3,201,000	710,216
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,751,944
Perusahaan Gas Negara Tbk PT	14,440,800	7,268,705
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	1,286,772
Semen Gresik (Persero) Tbk PT	5,479,200	7,685,287
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	654,683
Surya Semesta Internusa Tbk PT	14,275,000	887,179

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Tambang Batubara Bukit Asam Tbk PT	2,036,500	$2,015,512
Telekomunikasi Indonesia Tbk PT	60,071,500	13,646,749
Tower Bersama Infrastructure Tbk PT	2,871,000	2,042,163
Trada Maritime Tbk PT(1)(2)	10,350,500	1,319,571
Unilever Indonesia Tbk PT	1,486,800	3,890,323
United Tractors Tbk PT	3,690,783	7,238,347
Vale Indonesia Tbk PT	5,222,500	1,782,627
Wijaya Karya Persero Tbk PT	6,522,800	1,469,405
XL Axiata Tbk PT	4,954,500	2,295,881

		$143,296,486

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	43,280	$791,968
Arab Bank PLC	1,494,528	17,202,640
Arab Potash Co. PLC	46,536	1,712,484
Bank of Jordan	298,710	1,088,873
Capital Bank of Jordan	254,599	559,182
Jordan Ahli Bank	811,990	1,503,935
Jordan Islamic Bank	486,003	2,371,156
Jordan Petroleum Refinery	544,632	3,635,571
Jordan Phosphate Mines(1)	149,908	1,505,954
Jordan Steel(1)	453,091	416,150
Jordan Telecom Corp.	339,850	1,469,039
Jordanian Electric Power Co.	488,876	1,947,844
Royal Jordanian Airlines(1)	455,790	280,436
Taameer Jordan Holdings PSC(1)	1,228,805	217,042
Union Investment Corp.(1)	595,615	1,543,321
Union Land Development(1)	47,830	193,448

		$36,439,043

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	712,200	$7,330,172
Kazakhmys PLC(1)	1,613,976	8,810,078
Kazkommertsbank JSC GDR(1)	357,067	1,310,172
KazMunaiGas Exploration Production GDR(3)	683,700	12,203,630
Kcell JSC GDR(3)	563,200	8,591,867
Nostrum Oil & Gas PLC(1)	243,200	3,106,147

		$41,352,066

Kenya — 0.8%
Athi River Mining, Ltd.	390,500	$355,248
Bamburi Cement Co., Ltd.	606,300	1,210,964
Barclays Bank of Kenya, Ltd.	8,196,160	1,608,009
Co-operative Bank of Kenya, Ltd. (The)	8,936,200	1,942,387
East African Breweries, Ltd.	2,253,280	7,619,521

Security	Shares	Value

Kenya (continued)
Equity Bank, Ltd.	10,547,600	$5,532,526
KenolKobil, Ltd.	4,090,000	381,924
Kenya Airways, Ltd.(1)	1,264,800	147,747
Kenya Commercial Bank, Ltd.	7,746,920	4,873,877
Kenya Electricity Generating Co., Ltd.	2,321,100	245,725
Kenya Power & Lighting, Ltd.	9,484,354	1,408,501
Mumias Sugar Co., Ltd.(1)	3,844,600	107,612
Nation Media Group, Ltd.	407,184	1,433,100
Safaricom, Ltd.	71,083,572	9,972,280
Standard Chartered Bank Kenya, Ltd.	149,188	527,221

		$37,366,642

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	1,626,187	$4,541,818
Ahli United Bank	333,505	755,483
Al Ahli Bank of Kuwait KSC	510,925	740,139
Al Safat Energy Holding Co. KSCC(1)	1,880,000	240,295
Al Safwa Group Holding Co. KSC(1)(2)	1,361,086	0
Al-Qurain Petrochemicals Co.	2,424,073	2,193,596
Aviation Lease and Finance Co. KSCC	730,000	670,079
Boubyan Bank KSC(1)	534,465	962,320
Boubyan Petrochemicals Co.	1,606,500	4,171,574
Burgan Bank SAK	1,110,907	1,995,169
Combined Group Contracting Co.	76,865	271,368
Commercial Bank of Kuwait SAK	405,150	1,011,213
Commercial Real Estate Co. KSCC	2,186,862	743,641
Gulf Bank(1)	1,952,881	2,345,105
Gulf Cable and Electrical Industries Co.	245,000	677,125
Kuwait Cement Co.	223,100	332,779
Kuwait Finance House KSC	2,615,352	7,448,606
Kuwait Foods Co. (Americana)	425,000	4,612,235
Kuwait International Bank	1,224,000	1,280,561
Kuwait Pipes Industries & Oil Services Co.(1)(2)	1,188,500	0
Kuwait Portland Cement Co.	255,000	1,230,701
Kuwait Projects Co. Holdings KSC	1,152,829	3,015,426
Kuwait Real Estate Co.	4,120,000	1,072,974
Mabanee Co. SAKC	978,969	3,425,531
Mobile Telecommunications Co.	4,293,800	9,602,544
National Bank of Kuwait SAK	2,998,182	10,313,577
National Industries Group Holding(1)	4,055,625	3,140,450
National Investment Co.	1,510,000	796,486
National Ranges Co.(1)(2)	7,920,000	335,534
Sultan Center Food Products Co.(1)	4,020,000	1,428,423

		$69,354,752

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Latvia — 0.0%(4)
Grindeks(1)	42,000	$382,352
Latvian Shipping Co.(1)	405,000	248,484

		$630,836

Lebanon — 0.1%
Solidere GDR(1)(3)	320,943	$4,131,421
Solidere, Class A(1)	86,340	1,064,880
Solidere, Class B(1)	1,726	21,273

		$5,217,574

Lithuania — 0.1%
Apranga PVA	278,536	$1,028,734
Klaipedos Nafta PVA	1,345,900	523,913
Lesto AB	118,064	143,001
Pieno Zvaigzdes	104,200	258,153
Rokiskio Suris	122,500	258,366
Siauliu Bankas(1)	874,062	368,228

		$2,580,395

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$832,990
Airasia Bhd	1,228,200	935,848
Alliance Financial Group Bhd	560,300	854,544
AMMB Holdings Bhd	887,900	1,923,099
Astro Malaysia Holdings Bhd	979,300	1,028,191
Axiata Group Bhd	2,706,750	5,892,486
Batu Kawan Bhd	210,000	1,296,694
Berjaya Corp. Bhd	4,369,700	689,536
Berjaya Sports Toto Bhd	824,362	992,029
Boustead Holdings Bhd	596,210	976,294
British American Tobacco Malaysia Bhd	93,800	2,062,974
Bumi Armada Bhd	2,088,900	2,190,788
Bursa Malaysia Bhd	344,900	897,064
CIMB Group Holdings Bhd	1,771,500	3,868,584
Dialog Group Bhd	5,451,814	3,165,744
Digi.com Bhd	1,873,500	3,327,348
Felda Global Ventures Holdings Bhd	1,358,400	1,706,136
Gamuda Bhd	2,919,700	4,360,515
Genting Bhd	1,448,500	4,457,330
Genting Plantations Bhd	261,700	900,715
Hong Leong Bank Bhd	382,900	1,692,366
Hong Leong Financial Group Bhd	276,000	1,503,880
IGB Corp. Bhd	856,200	760,255
IHH Healthcare Bhd	2,077,100	3,053,492

Security	Shares	Value

Malaysia (continued)
IJM Corp. Bhd	1,828,190	$3,823,154
IOI Corp. Bhd	2,088,118	3,267,588
IOI Properties Group Bhd(1)	1,044,058	820,900
KLCCP Stapled Group	399,100	801,575
KNM Group Bhd(1)	5,003,150	1,651,653
Kuala Lumpur Kepong Bhd	284,000	2,108,286
Kulim (Malaysia) Bhd(1)	860,000	875,707
Lafarge Malayan Cement Bhd	942,950	2,871,943
Malayan Banking Bhd	1,980,587	6,109,374
Malaysia Airports Holdings Bhd	342,800	805,150
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	800,121
Malaysian Resources Corp. Bhd	1,423,500	769,743
Maxis Bhd	1,737,900	3,670,909
Media Prima Bhd	575,000	446,843
MISC Bhd	482,400	981,305
MMC Corp. Bhd	1,217,800	953,697
Mudajaya Group Bhd	510,600	401,932
Multi-Purpose Holdings Bhd	940,340	899,785
Parkson Holdings Bhd(1)	861,326	782,204
Petronas Chemicals Group Bhd	3,748,800	7,774,383
Petronas Dagangan Bhd	507,500	2,941,937
Petronas Gas Bhd	298,800	2,198,315
PPB Group Bhd	404,100	1,891,601
Public Bank Bhd	837,820	5,178,438
Resorts World Bhd	2,155,600	2,963,490
RHB Capital Bhd	733,900	2,075,264
Sapurakencana Petroleum Bhd	5,340,168	7,183,422
Sime Darby Bhd	3,863,639	11,483,363
Sunway Bhd	304,600	305,256
Supermax Corp. Bhd	650,400	441,453
TA Enterprise Bhd	1,323,000	420,724
Tan Chong Motor Holdings Bhd	265,900	440,601
Telekom Malaysia Bhd	1,249,900	2,435,611
Tenaga Nasional Bhd	1,719,525	6,673,699
Top Glove Corp. Bhd	525,500	759,659
UEM Land Holdings Bhd	1,683,050	1,106,147
UMW Holdings Bhd	448,400	1,638,711
UMW Oil & Gas Corp. Bhd(1)	549,700	697,731
Unisem (M) Bhd	1,289,100	702,749
Wah Seong Corp. Bhd	442,618	257,463
WCT Bhd	1,257,800	848,376
YTL Corp. Bhd	2,863,465	1,405,692
YTL Power International Bhd(1)	1,883,197	870,394

		$144,905,250

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mauritius — 0.8%
Alteo, Ltd.	542,251	$615,024
CIM Financial Services, Ltd.	5,820,100	1,632,614
LUX Island Resorts, Ltd.	842,920	1,309,976
MCB Group, Ltd.	2,463,900	17,383,408
New Mauritius Hotels, Ltd.	1,665,250	4,800,882
Rogers & Co., Ltd.	182,400	1,196,841
State Bank of Mauritius, Ltd.	228,365,400	8,021,730
Terra Mauricia, Ltd.	1,085,900	1,298,098
United Basalt Products, Ltd.	289,200	788,408
United Docks, Ltd.(1)	27,400	60,277

		$37,107,258

Mexico — 5.9%
Alfa SAB de CV, Series A	6,966,000	$19,022,133
America Movil SAB de CV ADR, Series L	905,400	21,340,278
America Movil SAB de CV, Series L	27,725,350	32,737,724
Bolsa Mexicana de Valores SAB de CV	1,503,700	3,060,860
Cemex SAB de CV ADR(1)	1,271,285	15,967,340
Cemex SAB de CV, Series CPO(1)	10,505,894	13,215,811
Coca-Cola Femsa SAB de CV, Series L	359,300	3,835,976
Compartamos SAB de CV	2,788,400	5,646,405
Controladora Comercial Mexicana SA de CV	518,500	1,907,703
Corporacion GEO SAB de CV, Series B(1)(2)	1,144,000	71,824
Desarrolladora Homex SAB de CV(1)(2)	776,450	92,504
Embotelladoras Arca SAB de CV	800,314	5,657,893
Empresas ICA SAB de CV(1)	2,013,500	3,570,079
Fibra Uno Administracion SA de CV	2,173,500	7,633,556
Fomento Economico Mexicano SAB de CV ADR	37,200	3,492,708
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	13,608,432
Genomma Lab Internacional SA de CV(1)	1,019,300	2,725,587
Grupo Aeroportuario del Pacifico SAB de CV, Class B	442,300	2,976,659
Grupo Aeroportuario del Sureste SAB de CV, Class B	220,600	2,743,316
Grupo Bimbo SAB de CV, Series A	2,277,300	6,983,490
Grupo Carso SA de CV, Series A1	957,500	5,422,695
Grupo Elektra SA de CV	74,500	1,921,784
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	22,809,786
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	15,130,747
Grupo Mexico SAB de CV, Series B	4,508,679	16,042,985
Grupo Simec SA de CV, Series B(1)	133,800	639,750
Grupo Televisa SA ADR	160,800	5,722,872
Grupo Televisa SAB, Series CPO	1,487,900	10,598,755
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,944,970
Industrias CH SAB de CV, Series B(1)	225,500	1,260,548
Industrias Penoles SAB de CV	188,600	4,707,867
Inmuebles Carso SAB de CV(1)	714,800	795,904

Security	Shares	Value

Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	$4,381,765
Mexichem SAB de CV	1,483,316	5,924,288
Minera Frisco SAB de CV(1)	714,800	1,403,647
Organizacion Soriana SAB de CV, Class B(1)	120,000	390,953
Promotora y Operadora de Infraestructura SAB de CV(1)	386,900	5,221,687
Ternium SA ADR	46,000	1,223,600
TV Azteca SAB de CV, Series CPO	1,240,300	682,071
Urbi Desarrollos Urbanos SAB de CV(1)(2)	2,260,600	134,234
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	14,600,658

		$288,251,844

Morocco — 0.8%
Alliances Developpement Immobilier SA	11,000	$556,214
Attijariwafa Bank	160,000	5,927,905
Banque Centrale Populaire	150,860	3,491,096
Banque Marocaine du Commerce Exterieur (BMCE)	114,517	2,851,454
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	254,780
Ciments du Maroc	4,580	483,582
Compagnie Generale Immobiliere	9,100	818,620
Delta Holding SA	52,900	189,983
Douja Promotion Groupe Addoha SA	370,934	2,521,790
Holcim Maroc SA	10,774	2,185,745
Jorf Lasfar Energy Co.	26,256	1,164,542
Label Vie	2,100	342,389
Lafarge Ciments	18,510	3,183,377
Managem	9,862	1,460,148
Maroc Telecom	823,607	10,144,014
Samir	15,717	495,070
Sonasid	4,267	484,189
Wafa Assurance	2,730	1,041,553

		$37,596,451

Nigeria — 0.8%
Access Bank PLC	19,423,730	$1,194,321
Afriland Properties PLC(1)(2)	1,169,236	0
Ashaka Cement PLC	2,154,293	412,626
Cadbury Nigeria PLC	397,700	173,095
Dangote Cement PLC	2,376,650	3,389,457
Dangote Flour Mills PLC(1)	2,810,000	130,002
Dangote Sugar Refinery PLC	8,508,432	481,583
Diamond Bank PLC	16,654,000	654,864
Ecobank Transnational, Inc.(1)	12,593,618	1,277,529
Fidelity Bank PLC	22,430,824	276,691
First Bank of Nigeria PLC	32,229,046	2,865,524

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Nigeria (continued)
First City Monument Bank PLC	23,552,733	$619,730
Flour Mills of Nigeria PLC	1,083,000	498,124
Guaranty Trust Bank PLC	25,061,574	4,599,088
Guiness Nigeria PLC	764,975	903,622
Lafarge Cement WAPCO Nigeria PLC	2,861,300	2,126,441
Lekoil, Ltd.(1)	906,304	1,034,630
Nestle Nigeria PLC	354,060	2,448,974
Nigerian Breweries PLC	3,981,905	4,427,219
Oando PLC	20,661,194	3,540,266
PZ Cussons Nigeria PLC	1,481,250	347,835
Skye Bank PLC	16,027,300	300,933
UAC of Nigeria PLC	6,685,089	2,461,517
Unilever Nigeria PLC	2,757,800	833,036
United Bank for Africa PLC	34,626,110	1,639,802
Zenith Bank PLC	25,374,462	3,910,761

		$40,547,670

Oman — 0.8%
Al Anwar Ceramic Tile Co.	518,955	$783,788
Bank Dhofar SAOG	1,701,775	1,737,380
Bank Muscat SAOG	4,050,336	7,259,885
Bank Sohar SAOG	5,416,818	3,770,359
Dhofar International Development & Investment Holding Co.	303,415	453,218
Galfar Engineering & Contracting SAOG	1,882,660	1,280,703
HSBC Bank Oman SAOG	1,709,435	706,942
National Bank of Oman SAOG	1,505,190	1,452,610
Oman Cables Industry SAOG	93,600	615,974
Oman Cement Co. SAOG	741,260	1,415,630
Oman Flour Mills Co. SAOG	561,100	926,908
Oman National Investment Corp. Holdings	272,868	335,696
Oman Telecommunications Co. SAOG	1,399,971	6,237,485
Omani Qatari Telecommunications Co. SAOG	1,800,500	3,012,339
Ominvest	1,368,259	1,512,474
Raysut Cement Co. SAOG	634,209	3,408,190
Renaissance Services SAOG	1,930,523	3,085,918
Shell Oman Marketing Co. SAOG	34,398	187,958

		$38,183,457

Pakistan — 0.9%
Adamjee Insurance Co., Ltd.	1,313,244	$670,543
Azgard Nine, Ltd.(1)	1,954,200	112,404
Bank Alfalah, Ltd.	4,021,538	1,148,096
D.G. Khan Cement Co., Ltd.	1,053,232	920,795
Engro Corp., Ltd.(1)	1,080,287	2,004,460

Security	Shares	Value

Pakistan (continued)
Engro Fertilizers, Ltd.(1)	108,028	$59,949
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	464,863
Fauji Fertilizer Co., Ltd.	1,768,610	1,967,116
Habib Bank, Ltd.	560,017	1,061,253
Hub Power Co., Ltd.	6,688,300	4,280,525
Kot Addu Power Co., Ltd.	1,009,900	637,033
Lucky Cement, Ltd.	878,300	3,539,008
Millat Tractors, Ltd.	162,140	826,845
Muslim Commercial Bank, Ltd.	2,465,230	7,567,605
National Bank of Pakistan	1,284,040	794,968
Nishat Mills, Ltd.	1,142,810	1,367,215
Oil & Gas Development Co., Ltd.	1,890,991	5,236,798
Pakistan Oil Fields, Ltd.	278,600	1,660,835
Pakistan Petroleum, Ltd.	1,298,277	3,041,757
Pakistan State Oil Co., Ltd.	485,020	1,974,498
Pakistan Telecommunication Co., Ltd.	3,306,700	916,018
SUI Southern Gas Co., Ltd.(1)	1,459,500	487,195
United Bank, Ltd.	745,745	1,455,367

		$42,195,146

Panama — 0.3%
Copa Holdings SA, Class A	96,700	$14,685,829

		$14,685,829

Peru — 1.5%
Alicorp SA	3,247,200	$9,680,157
Banco Continental SA	391,400	817,454
Casa Grande SAA	99,420	305,252
Cementos Pacasmayo SAA	241,600	429,549
Cia de Minas Buenaventura SA ADR	424,180	4,967,148
Cia Minera Milpo SA	676,862	659,705
Credicorp, Ltd.	132,494	19,598,513
Edegel SA	1,592,100	1,619,952
Edelnor SA	108,248	190,333
Energia del Sur SA	120,071	405,952
Ferreycorp SAA	6,227,408	3,779,576
Grana y Montero SA	1,901,212	6,346,424
Intergroup Financial Services Corp.	62,900	2,041,105
Luz del Sur SAA	484,850	1,644,440
Minsur SA	1,961,259	1,232,351
Sociedad Minera Cerro Verde SAA(1)	44,121	1,120,673
Southern Copper Corp.	420,227	13,808,659
Union Andina de Cementos SAA	1,014,000	1,165,684
Volcan Cia Minera SA, Class B	5,911,333	2,469,211

		$72,282,138

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,554,264
Aboitiz Power Corp.	1,176,200	990,422
Alliance Global Group, Inc.	4,540,000	2,726,873
Ayala Corp.	192,195	2,894,654
Ayala Land, Inc.	4,730,800	3,366,460
Ayala Land, Inc., PFC Shares(2)	3,951,800	9,089
Bank of the Philippine Islands	1,270,595	2,767,539
BDO Unibank, Inc.	1,274,481	2,643,186
Bloomberry Resorts Corp.(1)	5,481,900	1,445,791
DMCI Holdings, Inc.	1,733,600	2,897,181
Energy Development Corp.	6,100,000	856,756
Filinvest Land, Inc.	14,494,000	482,692
First Gen Corp.	1,768,322	901,449
First Philippine Holdings Corp.	228,500	377,145
Globe Telecom, Inc.	18,040	719,230
Holcim Philippines, Inc.	1,492,000	465,339
International Container Terminal Services, Inc.	746,400	1,936,999
JG Summit Holding, Inc.	4,019,900	4,894,461
Jollibee Foods Corp.	725,800	2,942,356
Lopez Holdings Corp.	4,600,000	555,567
LT Group, Inc.	4,594,700	1,678,167
Manila Electric Co.	271,300	1,587,937
Manila Water Co.	727,400	446,947
Megaworld Corp.	12,596,000	1,220,482
Metro Pacific Investments Corp.	7,682,400	880,429
Metropolitan Bank & Trust Co.	835,191	1,642,365
Nickel Asia Corp.	810,000	666,521
Petron Corp.	2,555,500	720,547
Philex Mining Corp.	6,094,825	1,750,391
Philex Petroleum Corp.(1)	283,500	49,154
Philippine Long Distance Telephone Co.	83,920	5,909,358
Puregold Price Club, Inc.	1,549,000	1,494,751
Robinsons Land Corp.	2,417,100	1,253,049
San Miguel Corp.	716,000	1,298,055
Semirara Mining Corp.	306,600	2,473,747
SM Investments Corp.	359,172	6,539,548
SM Prime Holdings, Inc.	5,515,999	1,932,446
Top Frontier Investment Holdings, Inc.(1)	71,600	251,013
Universal Robina Corp.	1,463,200	5,420,385
Vista Land & Lifescapes, Inc.	3,675,000	494,952

		$76,137,697

Poland — 2.8%
Agora SA(1)	134,330	$344,071
AmRest Holdings SE(1)	7,766	178,826
Asseco Poland SA	512,726	6,820,521

Security	Shares	Value

Poland (continued)
Bank Handlowy w Warszawie SA	50,570	$1,758,566
Bank Millennium SA(1)	687,285	1,648,280
Bank Pekao SA	179,638	9,519,874
Bank Zachodni WBK SA	16,600	1,881,837
Bioton SA(1)	425,302	581,219
Boryszew SA(1)	122,670	211,798
BRE Bank SA	23,504	3,525,483
Budimex SA	27,910	990,904
Cinema City International NV(1)	71,200	799,459
Cyfrowy Polsat SA	1,022,728	7,651,553
Enea SA	202,800	984,915
Eurocash SA	355,800	4,394,111
Getin Holding SA(1)	365,918	323,365
Getin Noble Bank SA(1)	2,322,186	2,046,805
Globe Trade Centre SA(1)	457,190	1,019,033
Grupa Azoty SA	70,250	1,639,356
Grupa Lotos SA(1)	101,253	1,174,565
ING Bank Slaski SA	47,450	1,991,791
Jastrzebska Spolka Weglowa SA(1)	81,200	1,077,369
Kernel Holding SA(1)	97,900	902,238
KGHM Polska Miedz SA(1)	212,580	8,721,449
KOPEX SA	125,900	425,134
LPP SA	1,811	4,518,106
Lubelski Wegiel Bogdanka SA	45,700	1,675,304
Netia SA	1,111,077	2,001,363
NG2 SA	43,900	1,540,756
Orange Polska SA	1,844,550	6,091,230
Orbis SA	30,000	402,290
Polimex-Mostostal SA(1)	9,735,442	279,131
Polish Oil & Gas	2,574,400	3,985,346
Polska Grupa Energetyczna SA	1,874,600	12,471,714
Polski Koncern Naftowy Orlen SA	475,500	5,614,409
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	13,092,907
Powszechny Zaklad Ubezpieczen SA	86,300	12,133,723
Rovese SA(1)	1,042,000	400,056
Synthos SA	844,500	1,215,302
Tauron Polska Energia SA(1)	3,279,494	5,323,805
TVN SA(1)	941,740	4,284,195

		$135,642,159

Qatar — 1.4%
Aamal Co. QSC(1)	169,226	$756,713
Barwa Bank(1)(2)	82,170	0
Barwa Real Estate Co.	282,093	2,903,881
Doha Bank, Ltd.	100,995	1,569,151
Gulf International Services QSC	205,956	6,452,690

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar (continued)
Industries Qatar	238,919	$11,240,872
Masraf Al Rayan	861,150	12,582,582
Ooredoo QSC	132,696	4,648,479
Qatar Electricity & Water Co.	50,658	2,540,479
Qatar Gas Transport Co., Ltd. (NAKILAT)	605,140	3,967,912
Qatar Insurance Co.	58,875	1,447,465
Qatar International Islamic Bank	45,943	1,044,142
Qatar Islamic Bank	113,487	3,276,697
Qatar National Bank	206,274	10,201,282
Qatar National Cement Co.	28,750	1,053,074
Qatar National Navigation	52,421	1,264,345
United Development Co.	117,835	916,828
Vodafone Qatar	734,210	3,870,954

		$69,737,546

Romania — 0.8%
Banca Transilvania(1)	19,063,880	$10,373,231
BRD-Group Societe Generale(1)	3,791,160	10,313,393
OMV Petrom SA	54,160,300	7,853,092
Societatea Nationala de Gaze Naturale ROMGAZ SA	319,900	3,278,129
Societatea Nationala Nuclearelectrica SA	625,000	1,590,652
Transelectrica SA	426,930	2,786,526
Transgaz SA Medias	26,800	1,692,521

		$37,887,544

Russia — 5.4%
Aeroflot-Russian Airlines(1)	352,600	$497,911
CTC Media, Inc.	525,667	5,083,200
Evraz PLC	481,905	777,169
Federal Grid Co. Unified Energy System JSC(1)	702,395,282	1,027,604
Federal Hydrogenerating Co. JSC	188,947,412	3,243,093
Federal Hydrogenerating Co. JSC ADR	348,000	588,756
Globaltrans Investment PLC GDR(3)	136,400	1,340,725
IDGC Holding JSC(1)	55,701,200	752,690
LSR Group GDR(3)	186,400	631,809
LUKOIL OAO ADR	475,277	26,497,262
Magnit OJSC	45,600	11,597,797
Magnit OJSC GDR(3)	199,200	11,680,814
Magnitogorsk Iron & Steel Works GDR(1)(3)	105,708	259,310
Mail.ru Group, Ltd. GDR(1)(3)	169,600	5,059,517
Mechel ADR(1)	378,000	714,420
MegaFon OAO GDR	104,900	2,919,959
MMC Norilsk Nickel	2,386	466,520
MMC Norilsk Nickel ADR	527,324	10,312,448
Mobile TeleSystems OJSC	1,688,728	13,032,174

Russia (continued)
Mosenergo	8,811,603	$195,979
NovaTek OAO GDR(3)	81,616	8,445,766
Novolipetsk Steel GDR(3)	97,636	1,300,753
OAO Gazprom(1)	73,400	268,691
OAO Gazprom ADR	5,295,854	38,642,205
OAO Inter Rao Ues(1)	3,521,574,300	820,527
OAO TMK GDR(3)	64,757	581,414
PIK Group GDR(1)	166,400	351,498
Polymetal International PLC	160,500	1,364,890
Rosneft Oil Co. GDR(3)	1,085,850	6,699,940
Rostelecom(1)	924,107	2,270,937
Rostelecom ADR	15,064	221,441
Sberbank of Russia	11,073,488	22,545,843
Sberbank of Russia ADR	1,431,200	11,872,929
Severstal OAO GDR(3)	269,145	2,592,646
Sistema JSFC(1)	3,124,700	3,435,804
Sistema JSFC GDR(3)	41,430	1,023,254
SOLLERS	24,262	361,395
Surgutneftegas OJSC ADR	965,703	6,687,581
Surgutneftegas OJSC, PFC Shares	8,134,100	5,968,681
Tatneft ADR	210,366	7,483,189
TGK-2(1)	13,779,634	344
Transneft, PFC Shares	1,847	3,806,419
United Co. RUSAL PLC(1)	744,000	394,613
Uralkali OJSC GDR(3)	273,925	5,230,602
VimpelCom, Ltd. ADR	606,084	5,054,741
VTB Bank OJSC GDR(3)	4,248,070	9,302,459
X5 Retail Group NV GDR(1)	472,594	9,070,524
Yandex NV, Class A(1)	468,628	14,190,056

		$266,668,299

Slovenia — 0.8%
Gorenje DD(1)	301,465	$2,416,481
KRKA DD	159,605	14,011,305
Luka Koper	118,550	3,785,254
Mercator Poslovni Sistem(1)	18,415	2,093,621
Petrol	10,294	3,963,921
Reinsurance Co. Sava, Ltd.(1)	179,037	3,435,878
Sava DD(1)	18,004	16,956
Telekom Slovenije DD	22,042	4,135,407
Zavarovalnica Triglav DD	139,239	4,440,521

		$38,299,344

South Africa — 6.0%
Adcock Ingram Holdings, Ltd.(1)	138,900	$683,934
AECI, Ltd.	73,130	833,605
African Bank Investments, Ltd.	1,537,194	881,783

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
African Rainbow Minerals, Ltd.	94,900	$1,760,153
Allied Electronics Corp., Ltd., PFC Shares	186,200	448,089
Anglo Platinum, Ltd.(1)	58,680	2,576,125
AngloGold Ashanti, Ltd.(1)	341,471	5,854,994
Aquarius Platinum, Ltd.(1)	173,100	70,367
Arcelormittal South Africa, Ltd.(1)	50,577	179,148
Aspen Pharmacare Holdings, Ltd.	212,931	5,754,806
Aveng, Ltd.(1)	939,990	2,132,963
AVI, Ltd.	206,400	1,167,593
Barclays Africa Group, Ltd.	267,950	4,169,098
Barloworld, Ltd.	662,120	6,279,233
Bidvest Group, Ltd.	605,796	16,296,742
Capital Property Fund(1)	1,259,064	1,356,168
Capitec Bank Holdings, Ltd.	42,400	961,067
Clicks Group, Ltd.	147,300	902,908
DataTec, Ltd.	160,600	838,509
Discovery Holdings, Ltd.	331,345	2,897,370
FirstRand, Ltd.	1,817,650	7,307,721
Foschini, Ltd.	156,100	1,707,463
Gold Fields, Ltd.	681,677	2,687,119
Grindrod, Ltd.	340,300	828,421
Group Five, Ltd.	81,460	303,547
Growthpoint Properties, Ltd.	1,201,500	2,780,624
Harmony Gold Mining Co., Ltd.(1)	374,410	1,152,390
Hosken Consolidated Investments, Ltd.	5,046	79,849
Hyprop Investments, Ltd.	92,800	717,393
Illovo Sugar, Ltd.	174,700	488,373
Impala Platinum Holdings, Ltd.	490,598	4,861,578
Imperial Holdings, Ltd.	149,080	2,745,544
Investec, Ltd.	206,500	1,777,355
JD Group, Ltd.	103,590	240,732
JSE, Ltd.	105,800	980,285
Kumba Iron Ore, Ltd.	66,960	2,341,456
Kumba Resources, Ltd.	118,010	1,598,875
Lewis Group, Ltd.	62,700	371,364
Liberty Holdings, Ltd.	126,000	1,520,095
Life Healthcare Group Holdings, Ltd.	741,700	3,043,612
Massmart Holdings, Ltd.	65,350	853,939
Mediclinic International, Ltd.	237,520	1,890,114
MMI Holdings, Ltd.	873,296	2,109,810
Mondi, Ltd.	91,130	1,602,635
Mr. Price Group, Ltd.	146,900	2,774,421
MTN Group, Ltd.	2,426,940	50,236,147
Murray & Roberts Holdings, Ltd.(1)	915,850	2,131,311
Nampak, Ltd.	465,438	1,767,691
Naspers, Ltd., Class N	276,242	33,971,418

Security	Shares	Value

South Africa (continued)
Nedbank Group, Ltd.	148,030	$3,223,968
Netcare, Ltd.	777,350	2,231,783
Northam Platinum, Ltd.(1)	207,738	849,786
Pick’n Pay Stores, Ltd.	223,470	1,217,306
PPC, Ltd.	468,427	1,403,524
Redefine Properties, Ltd.	2,560,200	2,295,690
Remgro, Ltd.	330,100	7,122,630
Reunert, Ltd.	407,260	2,440,482
RMB Holdings, Ltd.	568,400	2,948,641
RMI Holdings	562,900	1,634,773
Sanlam, Ltd.	1,292,190	7,329,431
Sappi, Ltd.(1)	415,236	1,569,567
Sasol, Ltd.	445,050	25,671,960
Shoprite Holdings, Ltd.	250,900	3,786,008
Sibanye Gold, Ltd.	800,277	1,898,193
Spar Group, Ltd.	99,800	1,151,825
Standard Bank Group, Ltd.	851,021	11,450,030
Steinhoff International Holdings, Ltd.	1,066,540	5,327,812
Sun International, Ltd.	30,482	304,341
Telkom South Africa, Ltd.(1)	309,050	1,426,812
Tiger Brands, Ltd.	128,800	3,703,063
Tongaat-Hulett	70,800	1,008,184
Truworths International, Ltd.	300,800	2,106,096
Vodacom Group (Pty), Ltd.	613,500	7,170,662
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,267,132
Woolworths Holdings, Ltd.	459,909	3,551,380

		$295,007,016

South Korea — 6.4%
AMOREPACIFIC Corp.	2,288	$3,926,764
AMOREPACIFIC Group, Inc.	600	515,067
Asiana Airlines, Inc.(1)	92,200	418,511
BS Financial Group, Inc.	116,970	1,868,091
Celltrion, Inc.(1)	67,249	2,579,892
Cheil Worldwide, Inc.(1)	51,100	1,069,177
CJ CheilJedang Corp.	7,496	2,412,410
CJ Corp.	6,100	860,049
CJ O Shopping Co., Ltd.	3,130	1,197,417
Daelim Industrial Co., Ltd.	8,650	773,934
Daesang Corp.	8,000	396,806
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	632,364
Daewoo Industrial Development Co., Ltd.(1)(2)	3,657	29,227
Daewoo International Corp.	21,675	780,362
Daewoo Securities Co., Ltd.(1)	125,693	1,262,578
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,532	1,080,492

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Daewoong Pharmaceutical Co., Ltd.	5,630	$334,385
Daum Communications Corp.	5,600	715,610
DGB Financial Group Co., Ltd.	65,650	1,065,736
Dong-A Pharmaceutical Co., Ltd.	2,407	299,415
Dong-A ST Co., Ltd.	4,078	391,814
Dongbu Insurance Co., Ltd.	36,640	2,074,497
Dongkuk Steel Mill Co., Ltd.	67,733	517,814
Doosan Corp.	6,101	728,973
Doosan Heavy Industries & Construction Co., Ltd.	23,400	681,488
Doosan Infracore Co., Ltd.(1)	34,600	434,924
E-Mart Co., Ltd.	10,328	2,319,108
GS Engineering & Construction Corp.(1)	19,935	753,423
GS Holdings Corp.	55,400	2,519,730
Hana Financial Group, Inc.	151,951	6,119,492
Hanjin Kal Corp.(1)	19,283	484,645
Hanjin Shipping Co., Ltd.(1)	98,091	526,935
Hankook Tire Co., Ltd.	21,623	1,183,555
Hanmi Pharmaceutical Co., Ltd.(1)	7,711	649,693
Hansol Paper Co., Ltd.	60,500	701,816
Hanwha Chemical Corp.	81,490	1,418,766
Hanwha Corp.	34,490	977,561
Hite-Jinro Co., Ltd.	20,121	442,936
Honam Petrochemical Corp.	11,770	1,984,387
Hynix Semiconductor, Inc.(1)	162,890	7,087,272
Hyosung Corp.	21,380	1,552,872
Hyundai Department Store Co., Ltd.	7,615	1,084,573
Hyundai Development Co.	29,900	1,110,011
Hyundai Engineering & Construction Co., Ltd.	29,816	1,817,579
Hyundai Glovis Co., Ltd.	13,870	3,539,566
Hyundai Heavy Industries Co., Ltd.	18,270	2,633,810
Hyundai Hysco Co., Ltd.	10,067	805,807
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,144,335
Hyundai Merchant Marine Co., Ltd.(1)	68,800	688,149
Hyundai Mipo Dockyard Co., Ltd.	5,275	624,974
Hyundai Mobis	19,100	5,705,633
Hyundai Motor Co.	56,700	13,422,535
Hyundai Securities Co., Ltd.(1)	43,870	337,014
Hyundai Steel Co.	50,817	3,871,440
Hyundai Wia Corp.	5,400	980,951
Industrial Bank of Korea	96,580	1,431,967
Kangwon Land, Inc.	50,840	1,685,710
KB Financial Group, Inc.	198,011	7,735,185
KCC Corp.	2,345	1,380,432
Kia Motors Corp.	86,120	5,055,738
KJB Financial Group Co., Ltd.(1)	13,793	163,715
KNB Financial Group Co., Ltd.(1)	21,079	284,034

Security	Shares	Value

South Korea (continued)
Korea Electric Power Corp.	221,620	$9,145,411
Korea Express Co., Ltd.(1)	4,349	569,834
Korea Gas Corp.(1)	39,170	2,331,177
Korea Investment Holdings Co., Ltd.	21,590	965,781
Korea Zinc Co., Ltd.	8,940	3,579,632
Korean Air Lines Co., Ltd.(1)	28,110	974,023
Korean Reinsurance Co.	78,574	859,678
KT Corp.	69,653	2,246,782
KT Corp. ADR	16,800	269,808
KT&G Corp.	51,115	4,937,919
Kumho Petro Chemical Co., Ltd.	12,900	1,124,512
LG Chem, Ltd.	27,318	7,644,689
LG Corp.	50,210	3,362,427
LG Display Co., Ltd.(1)	71,100	2,334,049
LG Electronics, Inc.	39,320	2,912,923
LG Hausys, Ltd.	2,858	523,275
LG Household & Health Care, Ltd.	7,450	3,459,883
LG International Corp.	20,600	594,244
LG Life Sciences, Ltd.(1)	11,000	337,858
LG Uplus Corp.	207,920	1,912,218
LIG Insurance Co., Ltd.	28,900	823,485
Lotte Shopping Co., Ltd.	5,065	1,561,770
LS Corp.	7,030	495,250
LS Industrial Systems Co., Ltd.	9,200	564,369
Macquarie Korea Infrastructure Fund	196,315	1,259,942
Medy-Tox, Inc.	3,894	576,584
Mirae Asset Securities Co., Ltd.	15,680	707,423
Naver Corp.	8,556	6,109,379
NCsoft Corp.	5,150	771,240
NHN Entertainment Corp.(1)	4,718	323,688
Nong Shim Co., Ltd.	3,700	937,960
OCI Co., Ltd.(1)	15,570	2,446,064
ORION Corp.	2,200	2,004,887
POSCO	47,127	15,314,163
S-Oil Corp.	36,885	1,971,457
S1 Corp.	9,450	703,066
Samsung C&T Corp.	48,920	3,471,746
Samsung Card Co., Ltd.	20,460	952,284
Samsung Electro-Mechanics Co., Ltd.	17,390	1,059,700
Samsung Electronics Co., Ltd.	36,500	47,238,802
Samsung Engineering Co., Ltd.(1)	12,600	844,280
Samsung Fine Chemicals Co., Ltd.	18,150	759,701
Samsung Fire & Marine Insurance Co., Ltd.	22,985	6,300,072
Samsung Heavy Industries Co., Ltd.	67,350	1,809,140
Samsung Life Insurance Co., Ltd.	59,400	6,046,374
Samsung SDI Co., Ltd.	28,662	4,413,394

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Samsung Securities Co., Ltd.	34,040	$1,604,860
Samsung Techwin Co., Ltd.	18,895	885,514
Shinhan Financial Group Co., Ltd.	242,903	11,996,424
Shinsegae Co., Ltd.	5,075	1,148,142
SK Broadband Co., Ltd.(1)	155,846	573,803
SK C&C Co., Ltd.	7,100	1,157,896
SK Chemicals Co., Ltd.	15,660	986,455
SK Holdings Co., Ltd.	9,615	1,628,551
SK Innovation Co., Ltd.	61,379	6,113,655
SK Networks Co., Ltd.(1)	64,010	696,702
SK Telecom Co., Ltd.	33,268	8,539,952
TONGYANG Securities, Inc.(1)	78,565	233,395
ViroMed Co., Ltd.(1)	9,440	480,555
Woongjin Coway Co., Ltd.	22,950	1,978,252
Woori Finance Holdings Co., Ltd.(1)	181,786	2,449,402
Woori Investment & Securities Co., Ltd.	78,408	852,244
Yuhan Corp.	6,229	1,067,245
Zyle Motor Sales Corp.(1)(2)	5,113	29,227

		$313,247,763

Sri Lanka — 0.3%
Aitken Spence PLC	550,325	$461,449
Chevron Lubricants Lanka PLC	399,276	959,596
Commercial Bank of Ceylon PLC	2,684,751	2,987,652
Dialog Axiata PLC	6,967,123	582,821
Distilleries Co. of Sri Lanka PLC	973,463	1,516,864
Hatton National Bank PLC	859,803	1,122,443
John Keells Holdings PLC	2,968,674	5,394,456
National Development Bank PLC	421,175	698,474
Sampath Bank PLC	512,001	840,615

		$14,564,370

Taiwan — 6.0%
Acer, Inc.(1)	1,854,990	$1,470,165
Advanced Semiconductor Engineering, Inc.	2,915,135	3,461,993
Ambassador Hotel	298,000	289,230
AmTRAN Technology Co., Ltd.(1)	650,067	481,631
Asia Cement Corp.	1,855,251	2,577,140
Asia Optical Co., Inc.(1)	658,907	916,123
Asustek Computer, Inc.	354,325	3,744,279
AU Optronics Corp.	4,898,837	2,207,527
Capital Securities Corp.	711,928	271,038
Catcher Technology Co., Ltd.	375,647	3,070,327
Cathay Financial Holding Co., Ltd.	4,486,533	7,465,564
Chailease Holding Co., Ltd.	408,870	1,067,004

Security	Shares	Value

Taiwan (continued)
Chang Hwa Commercial Bank	2,646,571	$1,732,484
Cheng Shin Rubber Industry Co., Ltd.	1,614,672	4,048,234
Chicony Electronics Co., Ltd.	335,919	930,570
China Airlines, Ltd.(1)	2,591,887	878,467
China Development Financial Holding Corp.	7,962,050	2,632,066
China Life Insurance Co., Ltd.	1,709,684	1,630,624
China Motor Corp.	881,315	849,346
China Petrochemical Development Corp.	3,333,659	1,354,637
China Steel Corp.	8,601,700	7,419,272
Chipbond Technology Corp.	513,000	829,130
Chong Hong Construction Co., Ltd.	167,800	457,838
Chunghwa Telecom Co., Ltd.	2,915,746	8,894,707
Clevo Co.	394,155	725,769
Compal Electronics, Inc.	2,454,345	2,259,143
Coretronic Corp.(1)	649,505	770,449
CTBC Financial Holding Co., Ltd.	7,756,398	5,428,822
Delta Electronics, Inc.	796,105	5,409,885
Dynapack International Technology Corp.	183,374	509,304
E Ink Holdings, Inc.(1)	1,234,000	779,511
E.Sun Financial Holding Co., Ltd.	3,802,316	2,528,646
Elan Microelectronics Corp.	345,300	559,312
Epistar Corp.	526,472	1,146,232
EVA Airways Corp.(1)	1,442,118	710,746
Evergreen International Storage & Transport Corp.	868,000	565,115
Evergreen Marine Corp.(1)	2,081,252	1,194,281
Everlight Electronics Co., Ltd.	406,291	916,588
Far Eastern Department Stores, Ltd.	2,016,662	2,046,729
Far Eastern New Century Corp.	1,778,105	1,986,885
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,470,514
Faraday Technology Corp.	406,880	509,586
Feng Hsin Iron & Steel Co., Ltd.	183,260	252,499
FIH Mobile, Ltd.(1)	1,391,000	779,148
First Financial Holding Co., Ltd.	3,873,253	2,631,670
Formosa Chemicals & Fibre Corp.	2,491,399	6,061,749
Formosa International Hotels Corp.	132,363	1,574,886
Formosa Petrochemical Corp.	1,005,320	2,561,608
Formosa Plastics Corp.	3,346,896	8,573,394
Formosa Taffeta Co., Ltd.	842,000	928,092
Formosan Rubber Group, Inc.	433,000	414,099
Foxconn Technology Co., Ltd.	527,059	1,302,688
Fubon Financial Holding Co., Ltd.	3,531,596	5,543,957
Giant Manufacturing Co., Ltd.	352,208	2,888,931
Gintech Energy Corp.(1)	731,649	665,485
Goldsun Development & Construction Co., Ltd.(1)	1,672,928	589,450
Great Wall Enterprise Co., Ltd.	716,068	848,259
Highwealth Construction Corp.	305,164	701,612

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Hon Hai Precision Industry Co., Ltd.	3,933,991	$13,480,556
Hotai Motor Co., Ltd.	278,000	3,600,592
HTC Corp.	392,798	1,713,739
Hua Nan Financial Holdings Co., Ltd.	3,878,926	2,493,363
Innolux Corp.	4,571,281	2,156,940
Inventec Co., Ltd.	2,015,966	1,792,112
Kinsus Interconnect Technology Corp.	182,000	752,422
Largan Precision Co., Ltd.	57,795	4,440,043
Lite-On Technology Corp.	1,024,182	1,718,329
Macronix International Corp., Ltd.(1)	1,202,873	310,035
MediaTek, Inc.	434,462	6,723,791
Mega Financial Holding Co., Ltd.	4,098,035	3,598,770
Merida Industry Co., Ltd.	370,150	2,890,419
Motech Industries, Inc.	629,451	845,171
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,342,784
Nan Ya Plastics Corp.	3,893,214	9,045,954
Neo Solar Power Corp.	685,542	674,993
Novatek Microelectronics Corp., Ltd.	373,942	1,893,156
Pegatron Corp.	925,028	1,752,865
Phison Electronics Corp.	112,363	823,372
Pou Chen Corp.	2,417,819	2,702,600
Powertech Technology, Inc.	547,865	914,065
President Chain Store Corp.	619,664	4,929,451
Quanta Computer, Inc.	1,417,508	3,958,984
Radiant Opto-Electronics Corp.	281,264	1,168,237
Radium Life Tech Co., Ltd.	608,826	437,621
Realtek Semiconductor Corp.	429,002	1,358,692
RichTek Technology Corp.	101,478	585,390
Ruentex Development Co., Ltd.	657,306	1,177,620
Ruentex Industries, Ltd.	1,233,060	3,104,331
Sanyang Industrial Co., Ltd.	1,819,866	1,756,951
Shin Kong Financial Holding Co., Ltd.	4,539,440	1,507,790
Shin Kong Synthetic Fibers Corp.	1,321,483	488,967
Siliconware Precision Industries Co., Ltd.	1,540,243	2,102,251
Simplo Technology Co., Ltd.	205,889	1,117,319
Sino-American Silicon Products, Inc.	576,233	986,848
SinoPac Financial Holdings Co., Ltd.	4,417,872	2,071,779
Solar Applied Materials Technology Corp.	336,245	312,522
Synnex Technology International Corp.	730,818	1,142,376
Tainan Spinning Co., Ltd.	905,338	594,665
Taishin Financial Holdings Co., Ltd.	4,917,710	2,624,524
Taiwan Business Bank(1)	1,937,164	617,348
Taiwan Cement Corp.	2,568,850	3,824,207
Taiwan Cooperative Financial Holding Co., Ltd.	3,331,731	1,982,902
Taiwan Fertilizer Co., Ltd.	816,000	1,654,354
Taiwan Glass Industry Corp.	542,564	476,267

Security	Shares	Value

Taiwan (continued)
Taiwan Mobile Co., Ltd.	1,805,784	$5,526,664
Taiwan Semiconductor Manufacturing Co., Ltd.	6,491,465	26,026,115
Taiwan Tea Corp.	395,711	274,916
Tatung Co., Ltd.(1)	2,377,785	780,028
Teco Electric & Machinery Co., Ltd.	1,099,000	1,393,117
Tong Yang Industry Co., Ltd.	758,608	933,814
TPK Holding Co., Ltd.	155,148	973,886
Tripod Technology Corp.	396,535	750,742
TSRC Corp.	693,063	1,024,856
TTY Biopharm Co., Ltd.	500,778	1,351,150
Tung Ho Steel Enterprise Corp.	991,060	867,341
U-Ming Marine Transport Corp.	186,000	293,135
Uni-President Enterprises Corp.	3,814,252	7,261,024
Unimicron Technology Corp.	948,000	794,476
United Microelectronics Corp.	5,337,090	2,461,878
Walsin Lihwa Corp.(1)	1,921,000	714,427
Wan Hai Lines, Ltd.	518,962	272,030
Waterland Financial Holdings	1,061,384	340,415
Wei Chuan Food Corp.	623,000	995,152
Wintek Corp.(1)	1,892,877	709,338
Wistron Corp.	1,490,362	1,423,994
WPG Holdings Co., Ltd.	919,489	1,219,045
Yageo Corp.	551,600	372,141
Yang Ming Marine Transport(1)	1,868,755	773,509
Yieh Phui Enterprise(1)	1,687,553	546,240
Young Fast Optoelectronics Co., Ltd.(1)	147,302	135,863
Yuanta Financial Holding Co., Ltd.	5,532,938	3,072,735
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	420,134
Yulon Motor Co., Ltd.	1,342,809	2,190,691

		$296,060,763

Thailand — 3.2%
Advanced Info Service PCL(5)	1,829,700	$11,769,164
Airports of Thailand PCL(5)	667,400	4,415,918
AP Thailand PCL(5)	4,727,000	993,055
Bangkok Bank PCL	252,500	1,527,391
Bangkok Bank PCL(5)	363,700	2,217,284
Bangkok Dusit Medical Services PCL(5)	5,594,000	2,945,325
Bangkok Land PCL(5)	13,071,100	840,795
Banpu PCL(5)	1,468,000	1,411,577
BEC World PCL(5)	1,752,100	2,715,147
Berli Jucker PCL(5)	1,563,300	2,717,731
Big C Supercenter PCL(5)	268,600	1,926,604
BTS Group Holdings PCL	6,774,200	1,794,814
Bumrungrad Hospital PCL(5)	899,500	3,359,080
Central Pattana PCL(5)	1,937,800	2,854,475

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
CH. Karnchang PCL(5)	1,970,620	$1,519,912
Charoen Pokphand Foods PCL(5)	4,351,000	3,598,298
CP ALL PCL(5)	5,769,900	8,272,270
Delta Electronics (Thailand) PCL(5)	1,345,400	2,586,739
Electricity Generating PCL(5)	413,800	1,876,590
Glow Energy PCL(5)	877,300	2,307,136
Hana Microelectronics PCL(5)	1,730,900	1,990,129
Home Product Center PCL(5)	2,934,629	938,200
Indorama Ventures PCL(5)	2,106,900	1,707,764
IRPC PCL(5)	12,191,400	1,278,580
Italian-Thai Development PCL(1)(5)	9,648,906	1,545,917
Jasmine International PCL(5)	1,976,800	457,944
Kasikornbank PCL(5)	1,274,000	8,347,931
Khon Kaen Sugar Industry PCL(5)	1,832,000	755,592
Kiatnakin Bank PCL(5)	1,074,300	1,342,289
Krung Thai Bank PCL(5)	4,267,800	2,835,047
L.P.N. Development PCL(5)	1,255,000	852,604
Land & Houses PCL(5)	2,593,500	756,067
Minor International PCL(5)	2,557,797	2,559,416
Pruksa Real Estate PCL(5)	1,602,000	1,656,738
PTT Exploration & Production PCL(5)	1,579,798	7,959,000
PTT Global Chemical PCL(5)	1,844,950	3,759,408
PTT PCL(5)	975,660	9,663,074
Quality House PCL(5)	11,313,125	1,374,704
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,138,229
Samart Corp. PCL(5)	2,188,100	1,534,432
Siam Cement PCL (The)(5)	357,600	4,761,435
Siam City Cement PCL(5)	97,390	1,335,717
Siam Commercial Bank PCL(5)	1,626,100	8,950,663
Sino Thai Engineering & Construction PCL(5)	2,449,157	1,796,624
Thai Airways International PCL(1)(5)	2,173,900	1,054,328
Thai Beverage PCL	13,827,000	6,779,120
Thai Oil PCL(5)	1,094,800	1,754,076
Thai Union Frozen Products PCL(5)	1,086,302	2,203,461
Thanachart Capital PCL(5)	1,128,900	1,239,572
Thoresen Thai Agencies PCL(1)(5)	1,846,118	1,125,213
TMB Bank PCL(5)	31,616,400	2,786,483
Total Access Communication PCL(5)	1,130,500	3,571,761
Toyo-Thai Corp. PCL(5)	224,200	232,540
TPI Polene PCL(5)	1,898,600	852,721
True Corp. PCL(1)(5)	10,493,497	3,075,231
TTW PCL(5)	3,598,200	1,340,525

		$156,961,840

Turkey — 3.6%
Akbank TAS	3,146,933	$12,480,411
Akcansa Cimento AS	126,800	782,326

Security	Shares	Value

Turkey (continued)
Akenerji Elektrik Uretim AS(1)	598,472	$326,320
Aksa Akrilik Kimya Sanayii AS	185,209	664,772
Albaraka Turk Katilim Bankasi AS	522,467	423,065
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	359,039	4,354,557
Arcelik AS	524,754	3,320,086
Asya Katilim Bankasi AS(1)	944,900	533,419
Aygaz AS	191,813	820,290
Bagfas Bandirma Gubre Fabrikalari AS(1)	40,900	1,000,271
BIM Birlesik Magazalar AS	403,820	9,562,405
Cimsa Cimento Sanayi ve Ticaret AS	141,400	968,294
Coca-Cola Icecek AS	141,600	3,552,246
Dogan Sirketler Grubu Holding AS(1)	4,298,609	1,618,580
Dogan Yayin Holding AS(1)	2,624,303	599,175
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	563,901
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,927,700	3,793,798
Enka Insaat ve Sanayi AS	1,871,274	4,877,154
Eregli Demir ve Celik Fabrikalari TAS	5,387,451	11,359,602
Ford Otomotiv Sanayi AS(1)	128,600	1,761,499
Gubre Fabrikalari TAS	490,400	1,007,530
Haci Omer Sabanci Holding AS	1,437,018	6,697,350
Ihlas Holding AS(1)	4,223,700	726,475
Is Gayrimenkul Yatirim Ortakligi AS	597,942	393,062
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	4,080,528	4,407,957
KOC Holding AS	2,114,960	11,097,584
Koza Altin Isletmeleri AS	152,600	1,576,991
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	919,081
Pegasus Hava Tasimaciligi AS(1)	86,600	1,014,009
Petkim Petrokimya Holding AS	1,455,661	2,314,863
Sekerbank TAS(1)	747,999	656,351
TAV Havalimanlari Holding AS	476,600	3,911,281
Tekfen Holding AS(1)	888,117	2,059,628
Tofas Turk Otomobil Fabrikasi AS	252,600	1,564,135
Trakya Cam Sanayii AS	1,441,952	1,827,785
Tupras-Turkiye Petrol Rafinerileri AS	368,970	9,017,035
Turcas Petrolculuk AS	395,759	462,613
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,781,045	5,344,196
Turk Sise ve Cam Fabrikalari AS	2,578,310	3,747,805
Turk Telekomunikasyon AS	1,415,400	4,237,331
Turkcell Iletisim Hizmetleri AS(1)	1,890,800	12,364,514
Turkiye Garanti Bankasi AS	3,413,200	14,056,320
Turkiye Halk Bankasi AS	1,017,500	7,661,304
Turkiye Is Bankasi	2,426,907	6,771,431
Turkiye Sinai Kalkinma Bankasi AS	549,995	488,387
Turkiye Vakiflar Bankasi TAO	1,413,300	3,319,637
Ulker Gida Sanayi ve Ticaret AS	277,059	2,144,177

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Yapi ve Kredi Bankasi AS	953,085	$2,171,277
Yazicilar Holding AS	193,900	1,732,929
Zorlu Enerji Elektrik Uretim AS(1)	692,954	377,914

		$177,433,123

Ukraine — 0.1%
Astarta Holding NV(1)	43,910	$517,294
Avangardco Investments Public, Ltd. GDR(1)(3)	53,218	484,291
Ferrexpo PLC	1,008,205	2,277,791
MHP SA GDR(3)	91,701	1,184,198

		$4,463,574

United Arab Emirates — 1.7%
Aabar Investments (PJSC)(1)(2)	2,497,440	$1,325,876
Abu Dhabi Commercial Bank (PJSC)	3,434,300	8,377,604
Abu Dhabi National Hotels	718,461	703,194
Agthia Group (PJSC)	1,252,100	2,049,090
Air Arabia (PJSC)	8,363,873	3,141,096
Ajman Bank (PJSC)(1)	709,500	521,886
Al Waha Capital PJSC	2,092,394	1,774,730
Aldar Properties (PJSC)	5,492,459	5,607,418
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	8,068,810	9,260,961
DP World, Ltd.	534,316	10,578,533
Drake & Scull International (PJSC)(1)	2,581,450	1,029,994
Dubai Financial Market	3,108,400	2,866,261
Dubai Investments (PJSC)	1,667,770	1,595,500
Emaar Properties (PJSC)	5,975,170	15,828,867
First Gulf Bank (PJSC)	1,661,512	8,200,372
Gulf Pharmaceutical Industry-Julphar	122,430	104,285
National Bank of Abu Dhabi (PJSC)	2,011,949	7,910,905
National Central Cooling Co. (Tabreed)	828,054	392,602
Ras Al Khaimah Ceramics	334,915	291,588
Ras Al Khaimah Properties (PJSC)	2,150,800	591,751
Union National Bank	1,992,209	3,573,436

		$85,725,949

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,556,456	$1,876,053
Baoviet Holdings	676,500	1,343,836
Development Investment Construction Corp.(1)	220,934	159,431
FPT Corp.	845,832	2,013,560
Gemadept Corp.	312,000	512,348
HAGL JSC	1,488,938	1,779,712
HCM City Infrastructure Investment JSC	547,500	545,666

Security	Shares	Value

Vietnam (continued)
Hoa Phat Group JSC	1,425,231	$3,853,183
Kim Long Securities Corp.	1,377,700	719,716
Kinh Bac City Development Share Holding Corp.(1)	328,860	162,490
Kinhdo Corp.	606,900	1,649,837
Masan Group Corp.(1)	315,390	1,320,802
PetroVietnam Construction JSC(1)	919,725	186,338
PetroVietnam Drilling and Well Services JSC	645,791	2,889,918
PetroVietnam Fertilizer & Chemical JSC	880,500	1,259,948
PetroVietnam Gas JSC	111,000	590,780
PetroVietnam Technical Services JSC	1,713,000	2,718,294
Pha Lai Thermal Power JSC	483,390	498,532
Phu Nhuan Jewelry JSC	181,200	259,845
Refrigeration Electrical Engineering Corp.	1,182,100	1,527,805
Saigon Securities, Inc.	882,600	1,057,396
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	134,666
Tan Tao Investment Industry Co.(1)	1,554,838	570,836
Vietnam Construction and Import-Export JSC	621,655	384,751
Vietnam Dairy Products JSC	519,727	3,330,785
Vietnam Joint Stock Commercial Bank for Industry and Trade	2,825,273	1,954,773
Vincom JSC(1)	1,176,119	4,094,712

		$37,396,013

Total Common Stocks (identified cost $4,211,584,843)		$4,767,987,715

Equity-Linked Securities(6)(7) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	36,000	$1,065,485
Al Abdullatif Industrial Investment Co.	5/4/15	64,200	745,497
Al Rajhi Bank	2/16/15	149,493	2,725,467
Al Tayyar	7/2/15	52,625	1,852,200
Alinma Bank	2/23/15	250,600	1,341,399
Almarai Co.	11/24/14	59,399	1,150,238
Arab National Bank	5/11/15	70,000	557,140
Bank Albilad	4/30/15	83,166	1,061,086
Banque Saudi Fransi	2/23/15	100,840	942,415
Dar Al Arkan Real Estate Development	8/10/15	185,500	687,519
Etihad Etissalat Co.	12/5/14	134,038	3,167,425
Fawaz Abdulaziz Alhokair Co.	2/23/15	30,000	1,709,817
Jarir Marketing Co.	5/4/15	25,425	1,368,567
Mobile Telecommunications Co.	5/4/15	227,977	615,470

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.	5/4/15	156,903	$1,541,674
Rabigh Refining and Petrochemicals Co.	10/13/14	92,400	833,975
Riyad Bank	12/15/14	80,600	820,959
Sahara Petrochemical Co.	9/21/15	122,800	802,203
Samba Financial Group	2/10/15	109,344	1,277,007
Saudi Airlines Catering Co.	8/3/15	5,500	278,637
Saudi Arabian Amiantit Co.	5/11/15	106,500	513,990
Saudi Arabian Fertilizer Co.	5/11/15	28,633	1,227,271
Saudi Arabian Mining Co.	5/11/15	54,900	562,116
Saudi Basic Industries Corp.	2/23/15	107,696	3,697,171
Saudi British Bank	3/27/15	62,300	863,802
Saudi Cable Co.	8/10/15	97,900	332,821
Saudi Cement Co.	8/10/15	25,900	763,105
Saudi Chemical Co.	5/1/15	25,900	486,868
Saudi Electricity Co.	3/27/15	268,400	1,241,672
Saudi Industrial Investment Group	3/27/15	95,000	995,495
Saudi International Petrochemical Co.	3/27/15	40,200	407,318
Saudi Kayan Petrochemical Co.	3/27/15	247,500	1,019,601
Saudi Telecom Co.	5/11/15	98,200	1,911,424
Savola Group	2/2/15	115,300	2,513,275
Yanbu National Petrochemical Co.	3/9/15	51,400	990,200

Total Equity-Linked Securities (identified cost $28,787,218)			$42,070,309

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$3,570,414

Total Investment Funds (identified cost $5,027,204)		$3,570,414

Rights(1) — 0.0%(4)

Security	Shares	Value
Bumi Resources Tbk PT, Exp. 9/1/14	58,222,650	$5,029
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares, Exp. 8/15/14	2,986	4,751
Indian Hotels Co., Ltd., Exp. 8/20/14	36,963	24,093
True Corp. PCL, Exp. 8/28/14	4,079,105	387,458

Total Rights (identified cost $0)		$421,331

Warrants(1) — 0.0%

Security	Shares	Value

Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30	1	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/14	$25,025	$25,025,476

Total Short-Term Investments (identified cost $25,025,476)		$25,025,476

Total Investments — 98.9% (identified cost $4,270,424,741)		$4,839,075,245

Other Assets, Less Liabilities — 1.1%		$55,100,371

Net Assets — 100.0%		$4,894,175,616

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

MYR	–	Malaysian Ringgit

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $88,074,588 or 1.8% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $42,070,309 or 0.9% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	12.6%	$618,699,528
Hong Kong Dollar	8.4	412,868,799
South Korean Won	6.4	312,977,955
New Taiwan Dollar	6.0	295,281,615
Indian Rupee	6.0	295,077,620
South African Rand	6.0	294,936,649
Brazilian Real	5.8	283,713,038
Mexican Peso	4.9	240,505,046
New Turkish Lira	3.6	177,433,123
Thai Baht	3.1	149,309,147
Malaysian Ringgit	3.0	144,905,250
Indonesian Rupiah	2.9	143,301,515
Polish Zloty	2.8	136,159,453
Chilean Peso	2.7	133,864,071
Euro	2.3	111,147,892
Egyptian Pound	1.9	92,696,594
United Arab Emirates Dirham	1.7	81,038,466
Kuwaiti Dinar	1.6	76,502,745
Philippine Peso	1.6	76,137,697
Qatari Riyal	1.4	69,737,546
Colombian Peso	1.4	66,237,620
Czech Koruna	1.3	65,994,555
Hungarian Forint	1.2	58,654,522
Other currency, less than 1% each	10.3	501,894,799

Total Investments	98.9%	$4,839,075,245

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.2%	$1,332,969,188
Materials	10.1	493,684,748
Energy	9.9	486,572,125
Telecommunication Services	9.9	485,365,028
Industrials	9.9	483,720,751
Consumer Staples	8.5	416,227,242
Information Technology	7.8	381,069,233
Consumer Discretionary	7.8	380,151,888
Utilities	4.9	237,820,127
Health Care	2.3	112,899,025
Short-Term Investments	0.5	25,025,476
Investment Funds	0.1	3,570,414

Total Investments	98.9%	$4,839,075,245

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2014
Investments, at value (identified cost, $4,270,424,741)	$4,839,075,245
Cash	1,152,719
Foreign currency, at value (identified cost, $24,957,790)	24,750,472
Dividends and interest receivable	16,580,440
Receivable for Fund shares sold	30,345,945
Tax reclaims receivable	650,926
Total assets	$4,912,555,747

Liabilities
Payable for investments purchased	$3,452,205
Payable for Fund shares redeemed	9,270,756
Payable to affiliates:
Investment adviser fee	3,208,343
Administration fee	622,559
Distribution and service fees	173,863
Accrued foreign capital gains taxes	827,580
Accrued expenses	824,825
Total liabilities	$18,380,131
Net Assets	$4,894,175,616

Sources of Net Assets
Paid-in capital	$4,258,523,433
Accumulated net realized gain	22,550,615
Accumulated undistributed net investment income	45,678,324
Net unrealized appreciation	567,423,244
Total	$4,894,175,616

Investor Class Shares
Net Assets	$721,769,593
Shares Outstanding	45,105,899
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.00

Class C Shares
Net Assets	$20,568,241
Shares Outstanding	1,300,695
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.81

Institutional Class Shares
Net Assets	$4,151,836,778
Shares Outstanding	258,413,872
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.07

Class R6 Shares
Net Assets	$1,004
Shares Outstanding	62
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$16.08

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2014
Dividends (net of foreign taxes, $9,669,143)	$86,842,767
Interest (net of foreign taxes, $288)	2,335
Total investment income	$86,845,102

Expenses
Investment adviser fee	$17,505,177
Administration fee	3,389,460
Distribution and service fees
Investor Class	909,313
Class C	101,039
Trustees’ fees and expenses	34,000
Custodian fee	2,445,356
Transfer and dividend disbursing agent fees	989,180
Legal and accounting services	78,406
Printing and postage	232,999
Registration fees	254,260
Miscellaneous	77,212
Total expenses	$26,016,402
Deduct —
Reduction of custodian fee	$118
Total expense reductions	$118

Net expenses	$26,016,284

Net investment income	$60,828,818

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$39,117,117
Foreign currency transactions	201,669
Net realized gain	$39,318,786
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $408,751)	$479,149,414
Foreign currency	(265,115)
Net change in unrealized appreciation (depreciation)	$478,884,299

Net realized and unrealized gain	$518,203,085

Net increase in net assets from operations	$579,031,903

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014
From operations —
Net investment income	$60,828,818	$60,340,212
Net realized gain from investment and foreign currency transactions	39,318,786	50,565,991
Net change in unrealized appreciation (depreciation) from investments and foreign currency	478,884,299	(361,780,951)
Net increase (decrease) in net assets from operations	$579,031,903	$(250,874,748)
Distributions to shareholders —
From net investment income
Investor Class	$—	$(10,167,892)
Class C	—	(104,628)
Institutional Class	—	(53,474,366)
Total distributions to shareholders	$—	$(63,746,886)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$75,956,551	$421,136,418
Class C	496,873	2,992,656
Institutional Class	587,160,595	1,414,075,531
Class R6	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	8,965,960
Class C	—	81,618
Institutional Class	—	43,279,391
Cost of shares redeemed
Investor Class	(204,133,916)	(353,127,985)
Class C	(2,228,368)	(4,912,768)
Institutional Class	(310,546,358)	(550,702,918)
Net increase in net assets from Fund share transactions	$146,706,377	$981,787,903

Net increase in net assets	$725,738,280	$667,166,269

Net Assets
At beginning of period	$4,168,437,336	$3,501,271,067
At end of period	$4,894,175,616	$4,168,437,336

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$45,678,324	$(15,150,494)

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2012(1)		Year Ended October 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$14.070		$15.260	$13.940	$13.750		$15.540	$12.440	$8.290

Income (Loss) From Operations
Net investment income (loss)(2)	$0.184		$0.201	$0.173	$(0.014)		$0.201	$0.105	$0.121
Net realized and unrealized gain (loss)	1.746		(1.204)	1.339	0.328		(1.826)	3.082	4.120

Total income (loss) from operations	$1.930		$(1.003)	$1.512	$0.314		$(1.625)	$3.187	$4.241

Less Distributions
From net investment income	$—		$(0.187)	$(0.181)	$(0.124)		$(0.165)	$(0.089)	$(0.092)
Tax return of capital	—		—	(0.011)	—		—	—	—

Total distributions	$—		$(0.187)	$(0.192)	$(0.124)		$(0.165)	$(0.089)	$(0.092)

Redemption fees(2)(3)	$—		$—	$—	$—		$0.000 (4)	$0.002	$0.001

Net asset value — End of period	$16.000		$14.070	$15.260	$13.940		$13.750	$15.540	$12.440

Total Return(5)	13.72	%(6)	(6.62)%	10.89%	2.38	%(6)	(10.59)%	25.77%	51.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$721,770		$755,768	$738,776	$493,567		$481,194	$267,040	$104,727
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.36	%(8)	1.38%	1.42%	1.45	%(8)	1.45%	1.51%	1.57	%(9)
Net investment income (loss)	2.43	%(8)	1.36%	1.22%	(0.43	)%(8)	1.33%	0.77%	1.26%
Portfolio Turnover	3	%(6)	7%	3%	0	%(6)(10)	3%	8%	11%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2009).

(10)	Amount is less than 0.5%.

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2012(1)		Year Ended October 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$13.960		$15.130	$13.820	$13.530		$15.310	$12.280	$8.160

Income (Loss) From Operations
Net investment income (loss)(2)	$0.128		$0.091	$0.095	$(0.038)		$0.074	$0.020	$0.042
Net realized and unrealized gain (loss)	1.722		(1.188)	1.294	0.333		(1.792)	3.032	4.087

Total income (loss) from operations	$1.850		$(1.097)	$1.389	$0.295		$(1.718)	$3.052	$4.129

Less Distributions
From net investment income	$—		$(0.073)	$(0.075)	$(0.005)		$(0.062)	$(0.024)	$(0.010)
Tax return of capital	—		—	(0.004)	—		—	—	—

Total distributions	$—		$(0.073)	$(0.079)	$(0.005)		$(0.062)	$(0.024)	$(0.010)

Redemption fees(2)(3)	$—		$—	$—	$—		$0.000 (4)	$0.002	$0.001

Net asset value — End of period	$15.810		$13.960	$15.130	$13.820		$13.530	$15.310	$12.280

Total Return(5)	13.25	%(6)	(7.27)%	10.07%	2.18	%(6)	(11.27)%	24.91%	50.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,568		$19,779	$23,348	$22,646		$22,866	$22,800	$16,918
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.10	%(8)	2.13%	2.16%	2.19	%(8)	2.19%	2.26%	2.32	%(9)
Net investment income (loss)	1.71	%(8)	0.63%	0.68%	(1.18	)%(8)	0.49%	0.15%	0.44%
Portfolio Turnover	3	%(6)	7%	3%	0	%(6)(10)	3%	8%	11%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2009).

(10)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2012(1)		Year Ended October 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$14.110		$15.310	$13.970	$13.810		$15.580	$12.460	$8.320

Income (Loss) From Operations
Net investment income (loss)(2)	$0.208		$0.224	$0.222	$(0.006)		$0.233	$0.163	$0.156
Net realized and unrealized gain (loss)	1.752		(1.197)	1.339	0.322		(1.821)	3.071	4.109

Total income (loss) from operations	$1.960		$(0.973)	$1.561	$0.316		$(1.588)	$3.234	$4.265

Less Distributions
From net investment income	$—		$(0.227)	$(0.209)	$(0.156)		$(0.182)	$(0.116)	$(0.126)
Tax return of capital	—		—	(0.012)	—		—	—	—

Total distributions	$—		$(0.227)	$(0.221)	$(0.156)		$(0.182)	$(0.116)	$(0.126)

Redemption fees(2)(3)	$—		$—	$—	$—		$0.000 (4)	$0.002	$0.001

Net asset value — End of period	$16.070		$14.110	$15.310	$13.970		$13.810	$15.580	$12.460

Total Return(5)	13.89	%(6)	(6.42)%	11.22%	2.41	%(6)	(10.39)%	26.22%	52.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,151,837		$3,392,890	$2,739,147	$1,988,618		$1,845,906	$1,623,796	$846,944
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.11	%(8)	1.13%	1.16%	1.20	%(8)	1.20%	1.26%	1.33	%(9)
Net investment income (loss)	2.74	%(8)	1.52%	1.56%	(0.18	)%(8)	1.53%	1.19%	1.56%
Portfolio Turnover	3	%(6)	7%	3%	0	%(6)(10)	3%	8%	11%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02% of average daily net assets for the year ended October 31, 2009).

(10)	Amount is less than 0.5%.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Financial Highlights — continued

	Class R6
	Period Ended July 31, 2014(1) (Unaudited)
Net asset value — Beginning of period	$15.950

Income (Loss) From Operations
Net investment income(2)	$0.040
Net realized and unrealized gain	0.090

Total income from operations	$0.130

Net asset value — End of period	$16.080

Total Return(3)	0.82	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07	%(6)
Net investment income	2.92	%(6)
Portfolio Turnover	3	%(4)(7)

(1)	For the period from the commencement of operations, July 1, 2014, to July 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s six months ended July 31, 2014.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

34

Parametric Emerging Markets Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $10,862,282 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2017 ($9,781,273) and January 31, 2019 ($1,081,009) and its character is short-term. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after January 31, 2014.

Additionally, at January 31, 2014, the Fund had a late year ordinary loss of $2,561,639 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

35

Parametric Emerging Markets Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended July 31, 2014, the investment adviser fee amounted to $17,505,177 or 0.77% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2014, the administration fee amounted to $3,389,460.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2014, EVM earned $26,354 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2014 amounted to $909,313 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2014, the Fund paid or accrued to EVD $75,779 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2014 amounted to $25,260 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2014, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $280,733,167 and $136,665,588, respectively, for the six months ended July 31, 2014.

36

Parametric Emerging Markets Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	4,994,627	28,688,546
Issued to shareholders electing to receive payments of distributions in Fund shares	—	610,344
Redemptions	(13,587,786)	(24,010,356)

Net increase (decrease)	(8,593,159)	5,288,534

Class C	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	32,482	207,316
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,598
Redemptions	(148,602)	(338,798)

Net decrease	(116,120)	(125,884)

Institutional Class	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	38,482,588	95,945,622
Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,938,163
Redemptions	(20,462,542)	(37,453,290)

Net increase	18,020,046	61,430,495

Class R6	Period Ended July 31, 2014 (Unaudited)(1)

Sales	62

Net increase	62

(1)	Class R6 commenced operations on July 1, 2014.

37

Parametric Emerging Markets Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,288,919,485

Gross unrealized appreciation	$978,352,883
Gross unrealized depreciation	(428,197,123)

Net unrealized appreciation	$550,155,760

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2014.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Parametric Emerging Markets Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$64,838,005	$1,993,401,039		$1,387,114	$2,059,626,158
Emerging Europe	45,939,492	860,840,008		0	906,779,500
Latin America	924,970,842	—		298,562	925,269,404
Middle East/Africa	19,259,850	855,391,393		1,661,410	876,312,653

Total Common Stocks	$1,055,008,189	$3,709,632,440	**	$3,347,086	$4,767,987,715

Equity-Linked Securities	$—	$42,070,309		$—	$42,070,309
Investment Funds	—	3,570,414		—	3,570,414
Rights	421,331	—		—	421,331
Short-Term Investments	—	25,025,476		—	25,025,476
Warrants	0	—		—	0

Total Investments	$1,055,429,520	$3,780,298,639		$3,347,086	$4,839,075,245

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2014 is not presented.

At July 31, 2014, investments having a value of $5,304,411 and $355,997,584 at January 31, 2014 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the six months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

39

Parametric Emerging Markets Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	253,774,467	440,435
Cynthia E. Frost	253,799,361	415,541
George J. Gorman	253,771,953	442,950
Valerie A. Mosley	253,809,882	405,021
Harriett Tee Taggart	253,802,280	412,622

(1)	Excludes fractional shares.

40

Parametric Emerging Markets Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the mutual funds advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Parametric Emerging Markets Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

42

Parametric Emerging Markets Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

43

Parametric Emerging Markets Fund

July 31, 2014

Officers and Trustees

Officers of Parametric Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7750 7.31.14

Parametric Global Small-Cap Fund Semiannual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2014

Parametric Global Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	27

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Parametric Global Small-Cap Fund

July 31, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	12/20/2012	12/20/2012	6.18%	12.05%	—	13.95%
Russell Global 2000 Index	—	—	4.53%	12.55%	13.22%	15.57%

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						3.72%
Net						0.86

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Global Small-Cap Fund

July 31, 2014

Fund Profile

Sector Allocation (% of net assets)4

*	Amount is less than 0.05%.

Top 10 Holdings (% of net assets)4

Targa Resources Corp.	0.4%
Pilgrim’s Pride Corp.	0.4
SunEdison, Inc.	0.4
Puma Biotechnology, Inc.	0.4
Advantech Co., Ltd.	0.4
Kaken Pharmaceutical Co., Ltd.	0.4
WH Smith PLC	0.3
Kose Corp.	0.3
Hoshizaki Electric Co., Ltd.	0.3
Givaudan SA	0.3
Total	3.6%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Global Small-Cap Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

Russell Global 2000 Index is an unmanaged index of 2,000 companies located in the United States, and other developed and emerging markets countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Global Small-Cap Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,061.80	$4.35	**	0.85%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.60	$4.26	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value

Australia — 3.6%
Adelaide Brighton, Ltd.	970	$3,270
Alumina, Ltd.(1)	3,204	4,711
Amcom Telecommunications, Ltd.	2,585	4,895
Ansell, Ltd.	486	8,532
Aristocrat Leisure, Ltd.	984	5,162
AWE, Ltd.(1)	1,774	2,968
Beach Energy, Ltd.	4,500	7,000
Bega Cheese, Ltd.	902	4,061
CSG, Ltd.(1)	4,974	4,635
CSR, Ltd.	1,082	3,763
David Jones, Ltd.	1,671	6,196
Downer EDI, Ltd.	935	4,170
Drillsearch Energy, Ltd.(1)	2,054	3,111
DUET Group	1,604	3,577
DuluxGroup, Ltd.	752	3,818
Echo Entertainment Group, Ltd.	1,151	3,526
Energy Resources of Australia, Ltd.(1)	3,794	4,713
Envestra, Ltd.	6,057	7,282
Federation Centres	2,213	5,261
Goodman Fielder, Ltd.	6,341	3,769
GrainCorp, Ltd., Class A	840	6,753
Greencross, Ltd.	371	3,564
Investa Office Fund	2,551	8,397
IOOF Holdings, Ltd.	535	4,295
iProperty Group, Ltd.(1)	2,043	6,692
Iress, Ltd.	881	7,084
JB Hi-Fi, Ltd.	168	3,091
M2 Group, Ltd.	1,436	8,061
Macquarie Atlas Roads Group	1,021	3,162
Mesoblast, Ltd.(1)	791	3,105
Monadelphous Group, Ltd.	215	3,164
Myer Holdings, Ltd.	1,814	3,788
NEXTDC, Ltd.(1)	2,526	3,644
Platinum Asset Management, Ltd.	575	3,381
Primary Health Care, Ltd.	1,699	7,597
Qube Holdings, Ltd.	1,740	3,618
REA Group, Ltd.	67	2,918
Reece Australia, Ltd.	125	3,615
Regis Resources, Ltd.	1,971	3,173
Select Harvests, Ltd.	642	3,138
Sims Metal Management, Ltd.(1)	311	3,408
Spark Infrastructure Group	6,295	10,969
Tassal Group, Ltd.	1,158	4,287
Technology One, Ltd.	1,619	4,217

Security	Shares	Value

Australia (continued)
TPG Telecom, Ltd.	819	$4,159
Transpacific Industries Group, Ltd.(1)	4,376	4,353
Whitehaven Coal, Ltd.(1)	2,505	3,907
Wotif.com Holdings, Ltd.	998	3,064

		$225,024

Austria — 1.3%
ams AG	460	$16,403
CA Immobilien Anlagen AG	879	17,557
Conwert Immobilien Invest SE	881	10,805
Kapsch TrafficCom AG	97	3,810
RHI AG	324	10,050
Schoeller-Bleckmann Oilfield Equipment AG	102	12,132
Wienerberger AG	758	11,377

		$82,134

Belgium — 0.9%
Agfa-Gevaert NV(1)	823	$2,459
Arseus NV	45	2,428
Barco NV	38	2,799
Befimmo SCA Sicafi	28	2,191
Bekaert SA NV	76	2,841
Cofinimmo	20	2,480
Compagnie d’Entreprises CFE	56	5,492
D’Ieteren SA NV	85	3,586
Elia System Operator SA NV	124	6,036
Euronav SA(1)	475	5,745
EVS Broadcast Equipment SA	60	3,070
Gimv NV	47	2,302
Kinepolis	71	2,756
Mobistar SA(1)	268	5,341
Tessenderlo Chemie NV(1)	113	3,270
ThromboGenics NV(1)	220	2,690

		$55,486

Brazil — 1.4%
Abril Educacao SA	200	$3,350
Aliansce Shopping Centers SA	500	4,143
BR Properties SA	500	3,092
Brasil Insurance Participacoes e Administracao SA	500	2,063
Brasil Pharma SA(1)	1,900	2,990
Cia de Saneamento de Minas Gerais-COPASA	500	8,187
Equatorial Energia SA	900	10,036
Estacio Participacoes SA	500	6,204
Fleury SA	700	4,604

6	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Grendene SA	700	$4,088
JHSF Participacoes SA	1,400	2,289
Kroton Educacional SA	248	6,598
LPS Brasil Consultoria de Imoveis SA	500	2,138
Mahle-Metal Leve SA Industria e Comercio	500	4,853
Marcopolo SA, PFC Shares	1,800	3,174
MRV Engenharia e Participacoes SA	1,000	3,209
PDG Realty SA Empreendimentos e Participacoes(1)	5,200	3,323
Raia Drogasil SA	500	4,181
Santos Brasil Participacoes SA	300	1,970
Sonae Sierra Brasil SA	700	5,569

		$86,061

Canada — 3.4%
Africa Oil Corp.(1)	1,503	$9,208
AGF Management, Ltd.	356	3,859
Alamos Gold, Inc.	341	3,034
Allied Properties Real Estate Investment Trust	181	5,803
Birchcliff Energy, Ltd.(1)	378	3,775
Bonterra Energy Corp.	78	4,317
Canfor Corp.(1)	371	7,857
Capital Power Corp.	566	13,761
CCL Industries, Inc.	178	17,621
Celestica, Inc.(1)	500	5,365
China Gold International Resources Corp., Ltd.(1)	3,556	10,436
Cineplex, Inc.	59	2,109
Constellation Software Inc.	24	5,701
Dollarama, Inc.	107	8,807
Enbridge Income Fund Holdings, Inc.	226	6,086
Enerflex, Ltd.	317	5,367
First Majestic Silver Corp.(1)	1,109	11,768
Freehold Royalties, Ltd.	229	5,391
Gibson Energy, Inc.	96	2,945
Gran Tierra Energy, Inc.(1)	1,363	9,038
Home Capital Group, Inc.	190	9,044
Imperial Metals Corp.(1)	684	10,483
Just Energy Group, Inc.	622	3,366
Linamar Corp.	117	6,370
MacDonald Dettwiler & Associates, Ltd.	57	4,259
Mullen Group, Ltd.	179	4,582
North West Co., Inc. (The)	352	7,748
Northland Power, Inc.	529	8,544
Parkland Fuel Corp.	302	5,703
Pason Systems, Inc.	201	5,123
RONA, Inc.	382	4,236

		$211,706

Security	Shares	Value

Chile — 0.4%
A.F.P. Habitat SA	3,057	$3,928
Almendral SA	45,176	3,850
Banmedica SA	2,310	3,836
Besalco SA	3,333	2,312
Inversiones Aguas Metropolitanas SA	2,520	3,987
Ripley Corp. SA	8,187	4,905
Vina Concha y Toro SA	2,004	3,923

		$26,741

China — 3.5%
ANTA Sports Products, Ltd.	2,000	$3,287
Anton Oilfield Services (Group), Ltd.	8,000	4,494
Beijing Enterprises Water Group, Ltd.	8,000	5,230
Beijing Jingneng Clean Energy Co., Ltd., Class H	8,000	3,377
C.P. Pokphand Co., Ltd.	30,000	3,535
China Datang Corp. Renewable Power Co., Ltd., Class H	18,000	2,676
China Foods, Ltd.(1)	8,000	3,039
China High Speed Transmission Equipment Group Co., Ltd.(1)	4,000	3,120
China Medical System Holdings, Ltd.	5,000	6,171
China Modern Dairy Holdings, Ltd.(1)	9,000	4,165
China Oil & Gas Group, Ltd.	20,000	3,563
China Pharmaceutical Group, Ltd.	4,000	3,117
China Power International Development, Ltd.	11,000	4,570
China Rongsheng Heavy Industries Group Holdings, Ltd.(1)	13,000	2,627
China Shineway Pharmaceutical Group, Ltd.	2,000	3,345
China Singyes Solar Technologies Holdings, Ltd.(1)	2,000	2,915
China South City Holdings, Ltd.	8,000	4,019
China Suntien Green Energy Corp., Ltd., Class H	9,000	2,792
China Tian Lun Gas Holdings, Ltd.(1)	3,000	3,594
China Travel International Investment Hong Kong, Ltd.	20,000	4,762
China Zhongwang Holdings, Ltd.	7,600	2,737
CIMC Enric Holdings, Ltd.	4,000	4,763
CITIC Telecom International Holdings, Ltd.	12,000	4,303
Dah Chong Hong Holdings, Ltd.	5,000	3,065
E-House China Holdings, Ltd. ADR	300	3,291
Franshion Properties China, Ltd.	10,000	2,949
Guangzhou Automobile Group Co., Ltd., Class H	2,000	2,243
Haitian International Holdings, Ltd.	2,000	4,685
Hanergy Solar Group, Ltd.	26,000	4,073
Hunan Nonferrous Metals Corp., Ltd., Class H(1)	10,000	3,428
Kingsoft Corp, Ltd.	3,000	8,853
Newocean Energy Holdings, Ltd.	14,000	9,569
Shenguan Holdings Group, Ltd.	10,000	3,792
Shenzhen International Holdings, Ltd.	2,500	3,084
Shenzhen Investment, Ltd.	8,000	2,765
Shougang Fushan Resources Group, Ltd.	14,000	3,655

7	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Sino Biopharmaceutical, Ltd.	4,000	$3,439
Sinopec Engineering Group Co., Ltd., Class H	2,500	2,850
Sinopec Kantons Holdings, Ltd.	10,000	7,394
SouFun Holdings, Ltd. ADR	520	5,964
Sunac China Holdings, Ltd.	5,000	4,094
TAL Education Group ADR(1)	100	2,945
Towngas China Co., Ltd.	11,000	12,680
Uni-President China Holdings, Ltd.	5,000	4,103
Vinda International Holdings, Ltd.	3,000	5,043
Vipshop Holdings, Ltd. ADR(1)	37	7,605
WuXi PharmaTech (Cayman), Inc. ADR(1)	227	6,994
Yingde Gases Group Co.	6,500	7,094
Youku Tudou, Inc. ADR(1)	114	2,171
YY, Inc. ADR(1)	28	2,165

		$216,194

Denmark — 0.9%
ALK-Abello A/S	19	$2,729
Auriga Industries A/S, Class B(1)	93	4,997
Bang & Olufsen A/S(1)	487	5,969
D/S Norden A/S	91	2,787
GN Store Nord A/S	153	3,911
NKT Holding A/S	39	2,452
Royal Unibrew A/S(1)	36	5,269
SimCorp A/S	218	7,062
Spar Nord Bank A/S	285	3,098
Sydbank A/S(1)	108	2,956
Topdanmark A/S(1)	96	2,960
United International Enterprises, Ltd.	19	3,955
Vestas Wind Systems A/S(1)	86	3,878
Zealand Pharma A/S(1)	205	2,650

		$54,673

Finland — 1.5%
Amer Sports Oyj	600	$11,816
Huhtamaki Oyj	655	17,438
Kemira Oyj	790	10,750
Konecranes Oyj	244	7,928
Outotec Oyj	340	3,529
Ramirent Oyj	365	3,472
Tieto Oyj	591	15,710
Tikkurila Oyj	516	13,040
Uponor Oyj	745	11,479

		$95,162

Security	Shares	Value

France — 3.5%
Alten SA	168	$8,097
Arkema SA	160	14,835
bioMerieux	62	6,450
Bollore SA	10	6,172
CGG SA(1)	879	9,096
Edenred	176	5,501
Etablissements Maurel et Prom(1)	504	7,662
Fonciere des Regions	52	5,217
Gecina SA	35	4,998
Groupe Eurotunnel SA	407	5,386
Havas SA	1,085	8,491
ICADE	48	4,635
Imerys SA	91	7,106
Ingenico	191	19,322
Ipsen SA	130	5,777
IPSOS	159	4,307
MPI	747	4,222
Orpea	44	2,880
Remy Cointreau SA	165	13,500
Rubis SCA	174	10,447
Sartorius Stedim Biotech	28	4,837
SCOR SE	198	6,369
Societe d’Edition de Canal	781	6,358
UBISOFT Entertainment(1)	575	9,621
Veolia Environnement SA	733	12,983
Vilmorin & Cie SA	47	5,533
Virbac SA	49	10,494
Zodiac Aerospace	164	5,135

		$215,431

Germany — 3.4%
Aixtron SE(1)	195	$2,631
Aurubis AG	78	3,788
Axel Springer SE	52	2,928
BayWa AG	46	2,284
Bechtle AG	33	2,561
Bilfinger SE	33	2,685
Biotest AG	27	2,861
Brenntag AG	26	4,174
Carl Zeiss Meditec AG	175	5,188
Celesio AG	125	4,276
Deutsche EuroShop AG	219	10,337
Deutsche Lufthansa AG	142	2,505
Dialog Semiconductor PLC(1)	167	5,079
Draegerwerk AG & Co. KGaA	33	2,973
Fielmann AG	23	2,904

8	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Fraport AG	37	$2,432
Freenet AG	575	15,172
Fuchs Petrolub SE	87	3,480
Fuchs Petrolub SE, PFC Shares	125	5,017
GAGFAH SA(1)	233	4,084
Gerresheimer AG	82	5,660
Gerry Weber International AG	112	5,096
Hannover Rueckversicherung AG	76	6,488
Hawesko Holding AG	53	3,011
Hugo Boss AG	29	4,161
K&S AG	253	7,752
Kabel Deutschland Holding AG	26	3,715
LEG Immobilien AG(1)	74	5,182
MTU Aero Engines AG	32	2,753
Pfeiffer Vacuum Technology AG	51	5,064
ProSiebenSat.1 Media AG	136	5,702
QSC AG	875	3,528
Rheinmetall AG	39	2,364
Rhoen-Klinikum AG	256	7,939
Sky Deutschland AG(1)	476	4,281
Software AG	105	2,627
Suedzucker AG	333	5,833
Symrise AG	169	8,849
TAG Immobilien AG	228	2,779
Telefonica Deutschland Holdings AG(1)	1,268	9,914
United Internet AG	110	4,398
Vossloh AG	59	4,290
Wincor Nixdorf AG	53	2,693
Wirecard AG	238	8,828

		$210,266

Greece — 0.4%
Ellaktor SA(1)	633	$3,207
GEK Terna Holding Real Estate Construction SA(1)	686	3,409
Hellenic Exchanges SA(1)	486	4,808
Intralot SA(1)	1,505	3,713
JUMBO SA(1)	210	3,141
Navios Maritime Acquisition Corp.	800	2,560
StealthGas, Inc.(1)	300	3,210
Terna Energy SA(1)	586	3,032

		$27,080

Hong Kong — 2.4%
Cafe de Coral Holdings, Ltd.	4,000	$14,254
Carnival Group International Holdings, Ltd.(1)	30,000	3,833

Security	Shares	Value

Hong Kong (continued)
Chow Sang Sang Holdings International, Ltd.	2,000	$5,191
Giordano International, Ltd.	12,000	7,020
Great Eagle Holdings, Ltd.	2,000	7,197
Huabao International Holdings, Ltd.	5,000	3,631
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	11,157
Johnson Electric Holdings, Ltd.	3,750	14,516
Luk Fook Holdings (International), Ltd.	4,000	12,398
MMG, Ltd.	8,000	3,177
SA SA International Holdings, Ltd.	12,000	9,568
SmarTone Telecommunication Holdings, Ltd.	5,000	7,272
Stella International Holdings, Ltd.	3,500	9,777
Techtronic Industries Co., Ltd.	6,500	19,482
Texwinca Holdings, Ltd.	8,000	7,522
Transport International Holdings, Ltd.	3,600	6,641
Truly International Holdings	8,000	4,813
Yuexiu Property Co., Ltd.	14,000	3,137

		$150,586

Indonesia — 0.5%
Ciputra Development Tbk PT	33,000	$3,248
Gajah Tunggal Tbk PT	26,000	4,038
Garuda Indonesia Persero Tbk PT(1)	103,402	3,898
Holcim Indonesia Tbk PT	17,500	4,528
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	5,641
Sigmagold Inti Perkasa Tbk PT(1)	85,000	3,255
Sugih Energy Tbk PT(1)	91,000	3,244

		$27,852

Ireland — 0.4%
C&C Group PLC	1,034	$5,876
FBD Holdings PLC	164	3,142
FleetMatics Group PLC(1)	127	4,012
Grafton Group PLC	635	6,154
Kenmare Resources PLC(1)	15,591	3,796
UDG Healthcare PLC	631	3,783

		$26,763

Israel — 0.4%
Cellcom Israel, Ltd.	304	$3,756
Evogene, Ltd.(1)	233	3,069
EZchip Semiconductor, Ltd.(1)	130	3,149
Frutarom Industries, Ltd.	151	3,751
Oil Refineries, Ltd.(1)	12,316	3,709
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	3,459
Shikun & Binui, Ltd.	1,434	3,418

9	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Israel (continued)
SodaStream International, Ltd.(1)	75	$2,475

		$26,786

Italy — 1.8%
ACEA SpA	349	$5,082
Amplifon SpA	1,250	7,467
Atlantia SpA	555	14,689
Banca Generali SpA	173	4,832
Banca Popolare di Milano Scarl(1)	6,380	5,560
Brunello Cucinelli SpA	340	7,631
Danieli SpA	139	3,972
De’Longhi SpA	554	11,762
DiaSorin SpA	88	3,521
ERG SpA	683	10,116
Iren SPA	3,843	5,415
Recordati SpA	1,139	18,800
Sorin SpA(1)	3,432	9,424

		$108,271

Japan — 8.9%
Aica Kogyo Co., Ltd.	600	$12,934
Anritsu Corp.	1,000	9,529
Autobacs Seven Co., Ltd.	400	6,545
Calbee, Inc.	400	11,879
Capcom Co., Ltd.	300	5,480
Daifuku Co., Ltd.	500	6,890
Enplas Corp.	200	12,020
Fancl Corp.	700	8,573
FP Corp.	400	13,573
Hokkoku Bank, Ltd. (The)	2,000	6,728
Hokuetsu Kishu Paper Co., Ltd.	1,000	4,407
Hoshizaki Electric Co., Ltd.	400	20,366
House Foods Group, Inc.	700	12,621
Ito En, Ltd.	400	9,748
Itoham Foods, Inc.	1,000	4,396
Japan Drilling Co., Ltd.	100	5,074
Japan Exchange Group, Inc.	500	11,376
Kagoshima Bank, Ltd. (The)	1,000	6,579
Kakaku.com, Inc.	400	6,770
Kaken Pharmaceutical Co., Ltd.	1,000	22,344
Kenedix, Inc.(1)	2,300	10,044
Kewpie Corp.	800	14,396
Kissei Pharmaceutical Co., Ltd.	400	9,517
Kobayashi Pharmaceutical Co., Ltd.	200	12,398
Komeri Co., Ltd.	200	4,673

Security	Shares	Value

Japan (continued)
Kose Corp.	500	$20,797
KYORIN Holdings, Inc.	300	6,181
LEOPALACE21 Corp.(1)	1,800	8,013
Lion Corp.	2,000	11,636
M3, Inc.	400	6,456
Maeda Road Construction Co., Ltd.	1,000	17,405
Matsumotokiyoshi Holdings Co., Ltd.	100	3,284
Miraca Holdings, Inc.	300	13,884
MonotaRO Co., Ltd.	400	10,659
Musashino Bank, Ltd. (The)	100	3,408
Nichirei Corp.	1,000	4,743
Nihon Kohden Corp.	200	9,827
NOF Corp.	2,000	13,944
Noritz Corp.	400	7,860
NS Solutions Corp.	200	5,773
Obic Co., Ltd.	300	10,650
Otsuka Corp.	300	13,669
Plenus Co., Ltd.	200	4,664
Point, Inc.	90	2,033
Pola Orbis Holdings, Inc.	200	8,305
Rohto Pharmaceutical Co., Ltd.	1,000	15,475
Ryohin Keikaku Co., Ltd.	100	12,069
Sawai Pharmaceutical Co., Ltd.	200	11,335
Shimachu Co., Ltd.	200	4,637
Sugi Holdings Co., Ltd.	200	8,574
Sumitomo Osaka Cement Co., Ltd.	2,000	7,190
Sundrug Co., Ltd.	200	8,979
T-Gaia Corp.	400	3,710
Tokai Tokyo Financial Holdings, Inc.	1,000	6,963
TS Tech Co., Ltd.	300	8,543
Tsuruha Holdings, Inc.	200	11,481
TV Asahi Corp.	200	3,536
Wacoal Holdings Corp.	1,000	10,564
Xebio Co., Ltd.	200	3,574

		$548,681

Malaysia — 2.1%
Affin Holdings Bhd	3,400	$3,734
Alliance Financial Group Bhd	8,800	13,421
Berjaya Sports Toto Bhd	7,531	9,063
Boustead Holdings Bhd	5,300	8,679
Bursa Malaysia Bhd	1,800	4,682
Dialog Group Bhd	26,208	15,218
Genting Plantations Bhd	2,600	8,949
HAP Seng Consolidated Bhd	11,000	12,074
KLCC Property Holdings Bhd	3,300	6,628

10	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
KPJ Healthcare Bhd	9,150	$10,095
Kulim (Malaysia) Bhd(1)	4,500	4,582
Lafarge Malayan Cement Bhd	2,700	8,223
Malaysia Airports Holdings Bhd	3,600	8,456
Media Prima Bhd	8,100	6,295
Oriental Holdings Bhd	3,700	9,063

		$129,162

Mexico — 0.9%
Alsea SAB de CV(1)	1,200	$4,084
Fibra Uno Administracion SA de CV	2,200	7,727
Genomma Lab Internacional SA de CV(1)	3,600	9,626
Gruma SAB, Class B(1)	400	4,390
Grupo Aeroportuario del Pacifico SAB de CV, Class B	600	4,038
Grupo Aeroportuario del Sureste SAB de CV, Class B	400	4,974
Grupo Comercial Chedraui SA de CV	1,200	3,894
Grupo Simec SA de CV, Series B(1)	1,300	6,216
Infraestructura Energetica Nova SAB de CV	900	5,079
Megacable Holdings SAB de CV	900	3,864

		$53,892

Netherlands — 1.8%
Aercap Holdings NV(1)	100	$4,363
Arcadis NV	387	12,096
ASM International NV	168	6,388
Beter Bed Holding NV	320	7,376
Brunel International NV	270	7,073
Constellium NV, Class A(1)	400	11,592
Delta Lloyd NV	350	8,084
Eurocommercial Properties NV	156	7,794
InterXion Holding NV(1)	272	7,398
Nutreco NV	190	8,117
Royal Boskalis Westminster NV	120	6,409
SBM Offshore NV(1)	800	10,742
Sligro Food Group NV	120	4,800
Wereldhave NV	80	7,121

		$109,353

New Zealand — 0.4%
A2 Milk Co., Ltd.(1)	6,203	$3,402
Kathmandu Holdings, Ltd.	1,189	3,361
New Zealand Oil & Gas, Ltd.	5,008	3,413
Nuplex Industries, Ltd.	1,410	3,540
Property for Industry, Ltd.	3,009	3,469

Security	Shares	Value

New Zealand (continued)
Skellerup Holdings, Ltd.	2,372	$3,401
Summerset Group Holdings, Ltd.	1,248	3,301

		$23,887

Norway — 0.9%
Atea ASA	272	$3,198
Borregaard ASA	1,022	6,872
Cermaq ASA	191	2,410
Det Norske Oljeselskap ASA(1)	280	3,084
Ekornes ASA	478	5,945
Hoegh LNG Holdings, Ltd.(1)	194	2,436
Leroey Seafood Group ASA	75	2,719
Nordic American Offshore, Ltd.(1)	5	92
Nordic American Tankers, Ltd.	661	5,691
Nordic Semiconductor ASA(1)	453	2,437
Norwegian Property ASA(1)	2,378	3,472
Opera Software ASA	232	2,719
Salmar ASA	178	3,486
SpareBank 1 SR-Bank ASA	517	4,740
Tomra Systems ASA	291	2,415
Veidekke ASA	275	3,008
Wilh. Wilhelmsen ASA	298	2,460

		$57,184

Poland — 0.4%
Asseco Poland SA	321	$4,270
Ciech SA	256	2,953
Emperia Holding SA	136	2,607
Globe Trade Centre SA(1)	1,261	2,811
Integer.pl SA(1)	41	2,633
Lubelski Wegiel Bogdanka SA	106	3,886
Netia SA	2,062	3,714
TVN SA(1)	863	3,926

		$26,800

Portugal — 0.6%
Banco BPI SA(1)	3,044	$6,130
Banco Comercial Portugues SA(1)	39,844	5,691
NOS SGPS	1,862	11,098
Sonae	9,856	14,811

		$37,730

Russia — 0.9%
Aeroflot-Russian Airlines(1)	4,294	$6,064
Bank Otkritie Financial Corp. GDR(1)	408	4,978

11	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
CTC Media, Inc.	400	$3,868
E.ON Russia JSC(1)	62,421	4,235
Federal Hydrogenerating Co. JSC ADR	1,890	3,197
Mail.ru Group, Ltd. GDR(1)	208	6,230
O’Key Group SA GDR	357	3,377
OAO TMK GDR	374	3,366
Phosagro OAO GDR	278	3,503
Polyus Gold International, Ltd.(1)	1,559	4,866
Transneft, PFC Shares	2	4,122
X5 Retail Group NV GDR(1)	190	3,657

		$51,463

Singapore — 1.6%
ARA Asset Management, Ltd.	4,400	$6,044
Ascott Residence Trust	4,000	3,944
CDL Hospitality Trusts	4,000	5,591
Ezion Holdings, Ltd.	4,800	8,220
Ho Bee Land, Ltd.	3,000	5,393
Hyflux, Ltd.	6,000	5,695
Keppel REIT	3,000	3,052
M1, Ltd.	4,000	11,985
Mapletree Commercial Trust	4,000	4,481
Mapletree Industrial Trust	4,000	4,496
Mapletree Logistics Trust	4,000	3,761
Singapore Post, Ltd.	12,000	16,878
Starhill Global REIT	6,000	3,962
Suntec REIT	2,000	2,866
Venture Corp., Ltd.	1,000	6,492
Wheelock Properties, Ltd.	2,000	3,033

		$95,893

South Africa — 1.3%
AECI, Ltd.	1,107	$12,619
African Bank Investments, Ltd.	4,545	2,607
Aveng, Ltd.(1)	1,540	3,494
AVI, Ltd.	1,339	7,575
DataTec, Ltd.	1,003	5,237
Illovo Sugar, Ltd.	1,950	5,451
Investec, Ltd.	635	5,465
Murray & Roberts Holdings, Ltd.(1)	1,505	3,502
Pick’n Pay Holdings, Ltd.	2,600	6,167
Pioneer Foods, Ltd.	834	9,124
Reunert, Ltd.	684	4,099
Royal Bafokeng Platinum, Ltd.(1)	935	6,356
Spar Group, Ltd. (The)	533	6,152

Security	Shares	Value

South Africa (continued)
Trencor, Ltd.	630	$4,461

		$82,309

South Korea — 3.5%
Cheil Worldwide, Inc.(1)	380	$7,951
Daum Communications Corp.	47	6,006
DGB Financial Group Co., Ltd.	274	4,448
EO Technics Co., Ltd.	45	3,018
Grand Korea Leisure Co., Ltd.	90	3,715
Green Cross Corp.	63	7,452
Green Cross Holdings Corp.	224	3,381
GS Engineering & Construction Corp.(1)	158	5,971
GS Retail Co., Ltd.	220	4,660
Hanil Cement Co., Ltd.	24	3,072
Hanmi Pharmaceutical Co., Ltd.(1)	39	3,286
Hanssem Co., Ltd.	39	3,542
Huchems Fine Chemical Corp.	132	3,317
Hyundai Greenfood Co., Ltd.	400	6,445
Hyundai Home Shopping Network Corp.	26	4,183
iMarketKorea, Inc.	99	3,048
JB Financial Group Co., Ltd.	489	3,456
KEPCO Plant Service & Engineering Co., Ltd.	49	3,525
Kolon Industries, Inc.	76	5,014
Korea Express Co., Ltd.(1)	27	3,538
Korean Reinsurance Co.	612	6,696
LG Hausys, Ltd.	18	3,296
LIG Insurance Co., Ltd.	155	4,417
Lock & Lock Co., Ltd.	270	3,294
Lotte Chilsung Beverage Co., Ltd.	5	8,986
LS Industrial Systems Co., Ltd.	72	4,417
Macquarie Korea Infrastructure Fund	780	5,006
Medy-Tox, Inc.	29	4,294
Nong Shim Co., Ltd.	25	6,338
ORION Corp.	7	6,379
Ottogi Corp.	13	6,722
Paradise Co., Ltd.	132	4,264
Partron Co., Ltd.	296	2,901
Posco ICT Co., Ltd.	584	4,036
S1 Corp.	77	5,729
Samchully Co., Ltd.	25	4,084
Samsung Fine Chemicals Co., Ltd.	102	4,269
Seoul Semiconductor Co., Ltd.	155	4,278
SK Broadband Co., Ltd.(1)	1,803	6,638
SK Chemicals Co., Ltd.	71	4,472
SK Gas, Ltd.	34	3,664
Tongyang Life Insurance	630	6,148

12	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
ViroMed Co., Ltd.(1)	76	$3,869
Wonik IPS Co., Ltd.(1)	405	4,469
Young Poong Corp.	3	3,953
Yuhan Corp.	34	5,825

		$217,472

Spain — 1.6%
Acerinox SA	294	$4,893
Almirall SA(1)	611	9,339
Antena 3 de Television SA	401	5,876
Banco de Sabadell SA	1,727	5,606
Bankinter SA	342	2,953
Distribuidora Internacional de Alimentacion SA	645	5,346
Duro Felguera SA	747	4,679
Ebro Foods SA	165	3,372
Enagas SA	159	5,290
Ence Energia y Celulosa SA	3,003	6,394
Faes Farma SA	882	2,449
Gamesa Corporacion Tecnologica SA(1)	472	5,911
Grupo Catalana Occidente SA	111	3,891
Indra Sistemas SA	428	6,619
Melia Hotels International SA	398	4,617
NH Hotel Group SA(1)	562	3,039
Red Electrica Corp. SA	80	6,874
Tecnicas Reunidas SA	156	8,769
Viscofan SA	41	2,297

		$98,214

Sweden — 1.9%
AAK AB	146	$8,317
Atrium Ljungberg AB	326	5,141
Axfood AB	305	15,551
Axis Communications AB	299	9,388
BillerudKorsnas AB	419	6,190
Clas Ohlson AB, Class B	452	8,597
Hexpol AB	182	15,289
Hufvudstaden AB, Class A	640	8,772
Loomis AB, Class B	101	3,001
NIBE Industrier AB	174	4,658
Saab AB, Class B	366	10,004
Swedish Orphan Biovitrum AB(1)	1,121	13,477
Wallenstam AB, Class B	616	10,203

		$118,588

Security	Shares	Value

Switzerland — 3.5%
Actelion, Ltd.(1)	113	$13,572
Barry Callebaut AG(1)	7	8,607
Burckhardt Compression Holdings AG	18	9,387
Comet Holding AG(1)	6	3,848
Emmi AG(1)	18	6,202
Ems-Chemie Holding AG	19	8,187
Flughafen Zuerich AG	16	9,958
Forbo Holding AG	17	16,601
Galenica AG	5	4,502
Georg Fischer AG	7	4,626
Givaudan SA(1)	12	19,627
Inficon Holding AG(1)	14	4,495
Julius Baer Group, Ltd.(1)	124	5,260
Kaba Holding AG(1)	19	9,193
Kuoni Reisen Holding AG	21	7,104
Lindt & Spruengli AG PC	3	15,584
Logitech International SA	768	11,264
Mobimo Holding AG	54	10,965
Nobel Biocare Holding AG	261	4,581
Schmolz & Bickenbach AG(1)	2,417	3,653
Sonova Holding AG	61	9,465
Temenos Group AG	174	6,220
U-Blox AG(1)	32	4,142
Valora Holding AG(1)	24	5,801
Vontobel Holding AG	378	13,536

		$216,380

Taiwan — 2.7%
Advantech Co., Ltd.	3,000	$23,340
Chicony Electronics Co., Ltd.	3,045	8,435
China Life Insurance Co., Ltd.	5,000	4,769
China Steel Chemical Corp.	3,000	18,937
CTCI Corp.	5,000	8,274
Feng Hsin Iron & Steel Co., Ltd.	2,000	2,756
Formosa Taffeta Co., Ltd.	2,000	2,204
Giant Manufacturing Co., Ltd.	2,000	16,405
Inventec Co., Ltd.	7,000	6,223
Oriental Union Chemical Corp.	2,000	1,998
Phison Electronics Corp.	1,000	7,328
Powertech Technology, Inc.	2,000	3,337
Realtek Semiconductor Corp.	3,030	9,596
Ruentex Development Co., Ltd.	2,000	3,583
ScinoPharm Taiwan, Ltd.	2,080	4,988
Senao International Co., Ltd.	2,000	4,391
Simplo Technology Co., Ltd.	1,000	5,427
Standard Foods Corp.	3,450	9,806

13	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Teco Electric & Machinery Co., Ltd.	8,000	$10,141
Transcend Information, Inc.	2,000	6,834
Vanguard International Semiconductor Corp.	5,000	7,155
WPG Holdings Co., Ltd.	3,000	3,977

		$169,904

Thailand — 0.5%
Bangkok Chain Hospital PCL(2)	10,700	$3,033
Central Plaza Hotel PCL(2)	2,900	3,419
Energy Absolute PCL(2)	4,800	3,257
Hana Microelectronics PCL(2)	2,700	3,104
Sino Thai Engineering & Construction PCL(2)	5,900	4,328
STP & I PCL(2)	4,800	2,917
Thai Vegetable Oil PCL(2)	4,200	2,922
Tisco Financial Group Public Co., Ltd.(2)	3,300	4,245
TTW PCL(2)	10,400	3,875

		$31,100

Turkey — 0.4%
Akcansa Cimento AS	449	$2,770
Aksa Akrilik Kimya Sanayii AS	746	2,677
Aksa Enerji Uretim AS(1)	2,157	2,816
Asya Katilim Bankasi AS(1)	4,925	2,780
Cimsa Cimento Sanayi ve Ticaret AS	416	2,849
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	2,738
Net Holding AS	2,214	2,706
Tekfen Holding AS(1)	1,505	3,490
Turkiye Sinai Kalkinma Bankasi AS	5,056	4,490

		$27,316

United Kingdom — 5.5%
Abcam PLC	1,181	$7,920
Aveva Group PLC	248	8,368
Beazley PLC	1,650	6,777
Berkeley Group Holdings PLC	215	8,851
Betfair Group PLC	270	4,751
Booker Group PLC	5,528	11,634
BTG PLC(1)	715	7,301
Cable & Wireless Communication PLC	5,515	4,363
Capital & Counties Properties PLC	1,928	10,411
CSR PLC	499	4,438
De La Rue PLC	149	1,833
Domino’s Pizza Group PLC	751	6,922
Dunelm Group PLC	551	7,732
Elementis PLC	1,668	7,578
EnQuest PLC(1)	6,020	13,734

Security	Shares	Value

United Kingdom (continued)
Fidessa Group PLC	343	$12,059
Filtrona PLC	1,065	13,799
Genus PLC	390	6,886
Greene King PLC	330	4,589
Halfords Group PLC	1,065	8,594
Hikma Pharmaceuticals PLC	585	17,726
Hunting PLC	682	9,983
International Personal Finance PLC	415	3,857
Jardine Lloyd Thompson Group PLC	485	8,399
Jazztel PLC(1)	863	11,596
Lancashire Holdings, Ltd.	182	1,880
Micro Focus International PLC	804	11,505
Moneysupermarket.com Group PLC	1,776	5,558
N Brown Group PLC	997	7,245
Ocado Group PLC(1)	1,848	10,452
Pace PLC	957	5,146
Rightmove PLC	299	11,452
Rotork PLC	117	5,445
Shaftesbury PLC	439	4,999
Soco International PLC(1)	1,980	14,334
Telecom Plus PLC	424	9,931
Ultra Electronics Holdings PLC	486	14,488
Victrex PLC	227	6,122
WH Smith PLC	1,117	21,257

		$339,915

United States — 27.5%
ACADIA Pharmaceuticals, Inc.(1)	591	$11,980
ACI Worldwide, Inc.(1)	423	7,927
Acorda Therapeutics, Inc.(1)	111	3,249
Aegerion Pharmaceuticals, Inc.(1)	159	5,344
Akorn, Inc.(1)	217	7,363
Alaska Air Group, Inc.	398	17,500
Alkermes PLC(1)	347	14,838
Allegiant Travel Co.	139	16,369
ALLETE, Inc.	236	11,073
Alnylam Pharmaceuticals, Inc.(1)	225	12,161
Anworth Mortgage Asset Corp.	1,864	9,469
ARRIS Group, Inc.(1)	460	15,718
Aspen Technology, Inc.(1)	272	11,816
Athenahealth, Inc.(1)	35	4,354
Avista Corp.	353	10,954
Balchem Corp.	168	8,400
Black Hills Corp.	297	15,655
Blackbaud, Inc.	170	6,241
Bonanza Creek Energy, Inc.(1)	221	12,389

14	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Boston Beer Co., Inc. (The), Class A(1)	55	$12,122
Bristow Group, Inc.	178	12,704
Buckle, Inc. (The)	103	4,583
Buffalo Wild Wings, Inc.(1)	53	7,702
C&J Energy Services, Inc.(1)	199	5,962
Cabot Microelectronics Corp.(1)	174	6,993
CACI International, Inc., Class A(1)	123	8,486
Calgon Carbon Corp.(1)	468	9,922
Capstead Mortgage Corp.	766	9,835
Casey’s General Stores, Inc.	116	7,676
Celldex Therapeutics, Inc.(1)	550	7,199
Cheesecake Factory, Inc. (The)	179	7,675
CLARCOR, Inc.	230	13,641
Cleco Corp.	226	12,597
Cloud Peak Energy, Inc.(1)	541	8,375
Cogent Communications Group, Inc.	170	5,901
CommVault Systems, Inc.(1)	113	5,426
Conn’s, Inc.(1)	216	8,640
Contango Oil & Gas Co.(1)	155	6,236
Convergys Corp.	361	7,000
Conversant, Inc.(1)	302	7,058
Cornerstone OnDemand, Inc.(1)	108	4,519
Costar Group, Inc.(1)	26	3,737
Cracker Barrel Old Country Store, Inc.	93	9,017
Cubist Pharmaceuticals, Inc.(1)	219	13,337
CYS Investments, Inc.	918	8,152
Delek US Holdings, Inc.	269	7,860
Diamondback Energy, Inc.(1)	238	19,571
Diligent Board Member Services, Inc.(1)	998	3,431
Dril-Quip, Inc.(1)	90	9,069
Eagle Materials, Inc.	167	15,167
El Paso Electric Co.	294	10,834
Energy XXI Bermuda, Ltd.	270	5,389
Finish Line, Inc. (The), Class A	255	6,704
First Financial Bankshares, Inc.	218	6,405
Forum Energy Technologies, Inc.(1)	425	14,148
GNC Holdings, Inc., Class A	223	7,317
Government Properties Income Trust	229	5,347
Gulf Coast Ultra Deep Royalty Trust(1)	834	1,993
GulfMark Offshore, Inc., Class A	164	6,276
H.B. Fuller Co.	128	5,715
Haemonetics Corp.(1)	58	2,063
Hain Celestial Group, Inc. (The)(1)	153	13,081
Hatteras Financial Corp.	385	7,373
Heartland Express, Inc.	165	3,704
Heartland Payment Systems, Inc.	106	5,035
Hecla Mining Co.	3,530	11,155

Security	Shares	Value

United States (continued)
Helen of Troy, Ltd.(1)	59	$3,164
Hercules Offshore, Inc.(1)	1,600	5,648
Hibbett Sports, Inc.(1)	111	5,540
Hillenbrand, Inc.	197	5,920
Home BancShares, Inc.	139	4,178
HSN, Inc.	168	9,389
Hyster-Yale Materials Handling, Inc.	90	7,209
IDACORP, Inc.	291	15,583
Investors Bancorp, Inc.	267	2,763
Isis Pharmaceuticals, Inc.(1)	391	12,117
J&J Snack Foods Corp.	95	8,559
j2 Global, Inc.	239	11,692
Jazz Pharmaceuticals PLC(1)	114	15,929
Kodiak Oil & Gas Corp.(1)	522	8,112
Lancaster Colony Corp.	151	13,190
Lexicon Pharmaceuticals, Inc.(1)	3,892	5,721
Louisiana-Pacific Corp.(1)	446	6,039
Lumber Liquidators Holdings, Inc.(1)	138	7,482
Manhattan Associates, Inc.(1)	160	4,698
ManTech International Corp., Class A	190	5,130
MarketAxess Holdings, Inc.	69	3,880
MAXIMUS, Inc.	265	10,960
Medicines Co. (The)(1)	366	8,553
Medidata Solutions, Inc.(1)	232	10,403
Mentor Graphics Corp.	364	7,189
MFA Financial, Inc.	1,138	9,263
MGE Energy, Inc.	361	13,581
MGIC Investment Corp.(1)	1,649	12,186
Middleby Corp.(1)	60	4,372
Minerals Technologies, Inc.	155	9,001
Monro Muffler Brake, Inc.	242	12,291
Montpelier Re Holdings, Ltd.	86	2,540
Mueller Industries, Inc.	430	11,967
MWI Veterinary Supply, Inc.(1)	80	11,301
National Health Investors, Inc.	156	9,327
National Retail Properties, Inc.	72	2,561
Nektar Therapeutics(1)	1,272	13,420
New Jersey Resources Corp.	216	11,033
NewMarket Corp.	23	8,901
Northwest Bancshares, Inc.	164	2,034
Northwest Natural Gas Co.	205	8,860
NorthWestern Corp.	292	13,496
NPS Pharmaceuticals, Inc.(1)	473	13,216
Nu Skin Enterprises, Inc., Class A	77	4,519
Ocwen Financial Corp.(1)	252	7,603
Owens & Minor, Inc.	255	8,438
PDC Energy, Inc.(1)	180	9,767

15	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Piedmont Natural Gas Co., Inc.	304	$10,546
Pilgrim’s Pride Corp.(1)	896	25,052
Plantronics, Inc.	191	8,971
Platinum Underwriters Holdings, Ltd.	132	7,735
PNM Resources, Inc.	484	12,415
Portland General Electric Co.	361	11,527
Post Properties, Inc.	51	2,764
Primerica, Inc.	347	15,990
ProAssurance Corp.	50	2,181
Puma Biotechnology, Inc.(1)	106	23,502
RBC Bearings, Inc.	97	5,382
Resolute Energy Corp.(1)	714	5,455
Rite Aid Corp.(1)	2,585	17,294
RLI Corp.	236	10,087
Rollins, Inc.	160	4,530
Rosetta Resources, Inc.(1)	134	6,843
Salix Pharmaceuticals, Ltd.(1)	80	10,553
Sanchez Energy Corp.(1)	218	6,915
Sanderson Farms, Inc.	190	17,307
Saul Centers, Inc.	131	6,245
Schweitzer-Mauduit International, Inc.	204	8,329
Scorpio Tankers, Inc.	1,048	9,841
Seaboard Corp.(1)	3	8,556
Seattle Genetics, Inc.(1)	340	11,968
SemGroup Corp., Class A	204	15,724
Sensient Technologies Corp.	197	10,342
Ship Finance International, Ltd.	148	2,694
Shutterstock, Inc.(1)	115	8,963
Signature Bank(1)	123	14,070
Six Flags Entertainment Corp.	198	7,568
Snyders-Lance, Inc.	250	6,202
Solar Capital, Ltd.	105	2,068
SolarWinds, Inc.(1)	155	6,377
South Jersey Industries, Inc.	176	9,428
Southwest Gas Corp.	274	13,571
Sovran Self Storage, Inc.	123	9,437
Spirit Airlines, Inc.(1)	277	18,121
SS&C Technologies Holdings, Inc.(1)	138	5,977
Starwood Property Trust, Inc.	392	9,251
Starwood Waypoint Residential Trust(1)	78	2,051
Stepan Co.	130	6,256
STERIS Corp.	177	9,006
Stone Energy Corp.(1)	320	12,176
SunEdison, Inc.(1)	1,209	24,180
SunPower Corp.(1)	387	14,214
Synaptics, Inc.(1)	211	15,241
SYNNEX Corp.(1)	73	4,708

Security	Shares	Value

United States (continued)
Take-Two Interactive Software, Inc.(1)	473	$10,586
Tanger Factory Outlet Centers	67	2,322
Targa Resources Corp.	207	26,392
Teledyne Technologies, Inc.(1)	189	17,237
Tennant Co.	189	13,788
TiVo, Inc.(1)	471	6,340
Tootsie Roll Industries, Inc.	235	6,188
TreeHouse Foods, Inc.(1)	151	11,098
Tyler Technologies, Inc.(1)	74	6,714
UIL Holdings Corp.	264	9,269
Ultimate Software Group, Inc.(1)	86	11,602
United Natural Foods, Inc.(1)	139	8,148
Universal Corp.	121	6,284
UNS Energy Corp.	236	14,259
Vector Group, Ltd.	144	2,956
ViaSat, Inc.(1)	101	5,905
Watsco, Inc.	124	11,107
Weis Markets, Inc.	197	8,404
West Pharmaceutical Services, Inc.	286	11,654
Westamerica Bancorporation	58	2,774
Western Refining, Inc.	423	17,326
WGL Holdings, Inc.	239	9,316
World Fuel Services Corp.	230	9,878
Yelp, Inc.(1)	192	12,895

		$1,703,712

Total Common Stocks (identified cost $5,407,351)		$5,985,171

Equity-Linked Securities(3)(4) — 2.9%

Security	Maturity Date	Shares	Value

India — 2.9%
Bajaj Finserv, Ltd.	10/26/18	430	$6,717
Bharat Forge, Ltd.	11/2/16	993	11,886
Britannia Industries, Ltd.	10/17/17	388	7,370
Castrol India, Ltd.	10/17/17	1,703	9,469
Eicher Motors, Ltd.	4/17/18	100	14,057
GlaxoSmithKline Consumer Healthcare	9/7/16	135	10,940
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	4,404
JSW Energy, Ltd.	10/26/18	5,910	7,358
Jubilant Foodworks, Ltd.	7/3/17	244	5,078
LIC Housing Finance, Ltd.	8/12/15	1,319	6,325
Mahindra & Mahindra Financial Services	11/3/15	1,007	3,917
Marico Kaya Enterprises, Ltd.	7/11/14	50	243

16	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

India (continued)
Marico, Ltd.	10/17/17	2,500	$10,550
Motherson Sumi Systems, Ltd.	10/26/18	1,585	9,573
Petronet LNG, Ltd.	10/17/17	3,000	9,054
Piramal Enterprises, Ltd.	10/9/14	950	10,198
Reliance Capital, Ltd.	10/26/18	770	7,434
Reliance Infrastructure, Ltd.	4/26/16	650	7,969
Shree Cement, Ltd.	7/20/17	125	15,279
Unitech, Ltd.	7/27/15	15,130	6,355
United Phosphorus, Ltd.	7/20/17	2,617	14,236

Total Equity-Linked Securities (identified cost $123,918)			$178,412

Investment Funds — 0.0%(5)

Security	Shares	Value

Australia — 0.0%(5)
Australian Infrastructure Fund	1,502	$7

Total Investment Funds (identified cost $4,833)		$7

Rights — 0.0%(5)

Security	Shares	Value
JB Financial Group Exp. 9/3/14(1)	106	$140

Total Rights (identified cost $0)		$140

Warrants — 0.0%

Security	Shares	Value
VGI Global Media PCL, Exp. 8/1/18(1)	3,146	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(6)	$25	$25,283

Total Short-Term Investments (identified cost $25,283)		$25,283

Total Investments — 99.9% (identified cost $5,561,385)		$6,189,013

Other Assets, Less Liabilities — 0.1%		$6,240

Net Assets — 100.0%		$6,195,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
REIT	–	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $178,412 or 2.9% of the Fund’s net assets.

(4)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

17	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	32.6%	$2,023,101
Euro	16.4	1,014,215
Japanese Yen	8.9	548,681
British Pound Sterling	5.6	346,918
Hong Kong Dollar	5.4	335,645
Swiss Franc	3.8	232,783
Australian Dollar	3.6	225,031
South Korean Won	3.5	217,612
Canadian Dollar	3.4	211,706
New Taiwan Dollar	2.7	169,904
Malaysian Ringgit	2.1	129,162
Swedish Krona	1.9	118,588
Singapore Dollar	1.6	95,893
Brazilian Real	1.4	86,061
South African Rand	1.3	82,309
Other currency, less than 1% each	5.7	351,404

Total Investments	99.9%	$6,189,013

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	15.0%	$929,751
Information Technology	12.5	773,363
Consumer Discretionary	11.9	737,967
Industrials	11.7	725,497
Health Care	10.9	675,331
Consumer Staples	10.9	673,443
Materials	9.4	585,866
Energy	8.4	519,789
Utilities	6.7	413,467
Telecommunication Services	2.1	129,249
Short-Term Investments	0.4	25,283
Investment Funds	0.0 (1)	7

Total Investments	99.9%	$6,189,013

(1)	Amount is less than 0.05%.

18	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $5,536,102)	$6,163,730
Affiliated investment, at value (identified cost, $25,283)	25,283
Cash	209
Foreign currency, at value (identified cost, $22,926)	22,672
Dividends receivable	7,639
Interest receivable from affiliated investment	3
Receivable for investments sold	271,914
Tax reclaims receivable	2,838
Receivable from affiliates	14,903
Total assets	$6,509,191

Liabilities
Payable for investments purchased	$277,936
Payable to affiliate:
Investment adviser and administration fee	3,781
Accrued expenses	32,221
Total liabilities	$313,938
Net Assets	$6,195,253

Sources of Net Assets
Paid-in capital	$5,308,635
Accumulated net realized gain	216,168
Accumulated undistributed net investment income	43,094
Net unrealized appreciation	627,356
Net Assets	$6,195,253

Institutional Class
Net Assets	$6,195,253
Shares Outstanding	529,912
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.69

19	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2014
Dividends (net of foreign taxes, $7,291)	$77,814
Interest allocated from affiliated investment	13
Expenses allocated from affiliated investment	(2)
Total investment income	$77,825

Expenses
Investment adviser and administration fee	$21,429
Trustees’ fees and expenses	393
Custodian fee	37,222
Transfer and dividend disbursing agent fees	273
Legal and accounting services	17,257
Printing and postage	7,064
Registration fees	11,565
Miscellaneous	3,308
Total expenses	$98,511
Deduct —
Allocation of expenses to affiliates	$72,343
Total expense reductions	$72,343

Net expenses	$26,168

Net investment income	$51,657

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$212,062
Foreign currency transactions	205
Net realized gain	$212,267
Change in unrealized appreciation (depreciation) —
Investments	$95,067
Foreign currency	233
Net change in unrealized appreciation (depreciation)	$95,300

Net realized and unrealized gain	$307,567

Net increase in net assets from operations	$359,224

20	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014
From operations —
Net investment income	$51,657	$91,535
Net realized gain from investment and foreign currency transactions	212,267	179,336
Net change in unrealized appreciation (depreciation) from investments and foreign currency	95,300	333,851
Net increase in net assets from operations	$359,224	$604,722
Distributions to shareholders —
From net investment income	$—	$(130,296)
From net realized gain	—	(180,920)
Total distributions to shareholders	$—	$(311,216)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$—	$77,608
Net asset value of shares issued to shareholders in payment of distributions declared	—	266,667
Cost of shares redeemed	$—	$(10,256)
Net increase in net assets from Fund share transactions	$—	$334,019

Net increase in net assets	$359,224	$627,525

Net Assets
At beginning of period	$5,836,029	$5,208,504
At end of period	$6,195,253	$5,836,029

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$43,094	$(8,563)

21	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Financial Highlights

	Institutional Class
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31, 2014	Period Ended January 31, 2013(1)
Net asset value — Beginning of period	$11.010		$10.420	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.097		$0.181	$0.006
Net realized and unrealized gain	0.583		1.023	0.418

Total income from operations	$0.680		$1.204	$0.424

Less Distributions
From net investment income	$—		$(0.257)	$(0.004)
From net realized gain	—		(0.357)	—

Total distributions	$—		$(0.614)	$(0.004)

Net asset value — End of period	$11.690		$11.010	$10.420

Total Return(3)	6.18	%(4)	11.50%	4.24	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,195		$5,836	$5,209
Ratios (as a percentage of average daily net assets):
Expenses(6)	0.85	%(7)	0.85%	0.85	%(7)
Net investment income	1.69	%(7)	1.63%	0.52	%(7)
Portfolio Turnover	21	%(4)	38%	13	%(4)

(1)	For the period from the start of business, December 20, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.36%, 2.86% and 10.98% of average daily net assets for the six months ended July 31, 2014, the year ended January 31, 2014 and the period ended January 31, 2013, respectively). Absent this subsidy, total return would have been lower.

(7)	Annualized.

22	See Notes to Financial Statements.

Parametric Global Small-Cap Fund

July 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based upon the value of the underlying equity security or instrument.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

23

Parametric Global Small-Cap Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended July 31, 2014, the investment adviser and administration fee amounted to $21,429 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $72,343 in total of the Fund’s operating expenses for the six months ended July 31, 2014.

24

Parametric Global Small-Cap Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2014, EVM earned $12 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,363,141 and $1,311,603, respectively, for the six months ended July 31, 2014.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	—	7,114
Issued to shareholders electing to receive payments of distributions in Fund shares	—	23,747
Redemptions	—	(949)

Net increase	—	29,912

At July 31, 2014, an affiliate of EVM owned 98.8% of the outstanding shares of the Fund.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,575,268

Gross unrealized appreciation	$970,963
Gross unrealized depreciation	(357,218)

Net unrealized appreciation	$613,745

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

25

Parametric Global Small-Cap Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2014.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$123,077	$1,712,678		$—	$1,835,755
Developed Europe	121,861	1,703,689		—	1,825,550
Developed Middle East	2,475	24,311		—	26,786
Emerging Europe	34,749	97,910		—	132,659
Latin America	166,694	—		—	166,694
Middle East/Africa	—	82,309		—	82,309
North America	1,911,987	3,431		—	1,915,418

Total Common Stocks	$2,360,843	$3,624,328	*	$—	$5,985,171

Equity-Linked Securities	$—	$178,412		$—	$178,412
Investment Funds	—	7		—	7
Rights	140	—		—	140
Warrants	0	—		—	0
Short-Term Investments	—	25,283		—	25,283

Total Investments	$2,360,983	$3,828,030		$—	$6,189,013

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

26

Eaton Vance

Parametric Global Small-Cap Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	529,177	0
Cynthia E. Frost	529,177	0
George J. Gorman	529,177	0
Valerie A. Mosley	529,177	0
Harriett Tee Taggart	529,177	0

(1)	Excludes fractional shares.

27

Parametric Global Small-Cap Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the mutual funds advised, administered and/or distributed by Eaton Vance Management or its affiliate, (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Parametric Global Small-Cap Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Global Small-Cap Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down, disciplined investment processes that emphasizes broad exposure and diversification. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Parametric Global Small-Cap Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Parametric Global Small-Cap Fund

July 31, 2014

Officers and Trustees

Officers of Parametric Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Global Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7790 7.31.14

Parametric International Equity Fund Semiannual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2014

Parametric International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	28

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Parametric International Equity Fund

July 31, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	7.36%	13.42%	—	7.73%
Institutional Class at NAV	04/01/2010	04/01/2010	7.51	13.75	—	8.01
MSCI EAFE Index	—	—	7.03%	15.07%	9.39%	7.86%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.34%	1.09%
Net					0.90	0.65

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric International Equity Fund

July 31, 2014

Fund Profile

Sector Allocation (% of net assets)4

*	Amount is less than 0.05%.

Top 10 Holdings (% of net assets)4

Vodafone Group PLC	1.3%
Nestle SA	1.1
Novartis AG	1.1
National Grid PLC	0.9
Royal Dutch Shell PLC, Class A	0.9
GlaxoSmithKline PLC	0.8
SAP SE	0.8
Deutsche Telekom AG	0.8
Total SA	0.7
CSL, Ltd.	0.7
Total	9.1%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric International Equity Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric International Equity Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,073.60	$5.30	**	1.03%
Institutional Class	$1,000.00	$1,075.10	$4.01	**	0.78%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.70	$5.16	**	1.03%
Institutional Class	$1,000.00	$1,020.90	$3.91	**	0.78%

Effective July 10, 2014, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,073.60	$4.63	**	0.90%
Institutional Class	$1,000.00	$1,075.10	$3.34	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.51	**	0.90%
Institutional Class	$1,000.00	$1,021.60	$3.26	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Australia — 8.0%
AGL Energy, Ltd.	20,407	$278,167
Amcor, Ltd.	10,892	104,250
ARB Corp., Ltd.	2,740	30,922
Ardent Leisure Group	12,741	30,292
Aristocrat Leisure, Ltd.	13,434	70,472
Asciano, Ltd.	15,431	85,657
Automotive Holdings Group, Ltd.	8,319	29,892
Bega Cheese, Ltd.	6,296	28,343
BHP Billiton, Ltd.	15,345	544,846
Brambles, Ltd.	25,682	222,332
Breville Group, Ltd.	3,592	27,539
Cardno, Ltd.	4,552	26,368
carsales.com, Ltd.	5,159	54,479
CFS Retail Property Trust Group	17,143	34,359
Coca-Cola Amatil, Ltd.	12,701	108,317
Commonwealth Bank of Australia	4,269	329,267
Computershare, Ltd.	12,094	145,948
CSL, Ltd.	10,618	661,539
David Jones, Ltd.	10,628	39,408
Domino’s Pizza Enterprises, Ltd.	1,673	33,260
Drillsearch Energy, Ltd.(1)	20,745	31,420
DUET Group	43,561	97,147
Echo Entertainment Group, Ltd.	16,693	51,138
Envestra, Ltd.	34,399	41,358
Federation Centres	20,052	47,670
Fortescue Metals Group, Ltd.	7,746	34,727
Goodman Fielder, Ltd.	47,589	28,286
GPT Group (The)	15,885	59,806
GWA Group, Ltd.	12,352	33,363
Harvey Norman Holdings, Ltd.	24,339	69,061
Incitec Pivot, Ltd.	11,121	30,434
Invocare, Ltd.	3,082	30,043
Iress, Ltd.	3,894	31,311
James Hardie Industries PLC CDI	4,080	50,668
JB Hi-Fi, Ltd.	2,369	43,583
Myer Holdings, Ltd.	15,053	31,430
National Australia Bank, Ltd.	7,489	243,165
Navitas, Ltd.	7,563	34,433
Newcrest Mining, Ltd.(1)	6,314	63,076
Oil Search, Ltd.	17,059	149,205
Origin Energy, Ltd.	18,017	237,278
Orora, Ltd.	13,920	18,746
Premier Investments, Ltd.	3,446	30,872
Prime Media Group, Ltd.	32,363	30,757

Security	Shares	Value

Australia (continued)
Qantas Airways, Ltd.(1)	19,690	$24,127
Ramsay Health Care, Ltd.	3,014	134,276
REA Group, Ltd.	1,210	52,699
Recall Holdings, Ltd.(1)	7,050	33,572
Retail Food Group, Ltd.	8,090	34,987
SAI Global, Ltd.	7,632	34,394
Scentre Group(1)	14,175	44,788
Southern Cross Media Group, Ltd.	25,786	28,623
Spark Infrastructure Group	43,233	75,334
STW Communications Group, Ltd.	23,199	31,664
Suncorp Group, Ltd.	3,166	41,627
Super Retail Group, Ltd.	3,746	32,619
Sydney Airport	9,117	36,166
Tabcorp Holdings, Ltd.	11,542	37,295
Tatts Group, Ltd.	26,445	86,842
Telstra Corp., Ltd.	119,704	607,032
Tox Free Solutions, Ltd.	9,194	27,783
Transpacific Industries Group, Ltd.(1)	29,025	28,871
Transurban Group	20,339	146,054
Treasury Wine Estates, Ltd.	8,985	41,174
UGL, Ltd.	4,476	28,730
Village Roadshow, Ltd.	4,552	32,778
Westfield Corp.	3,044	21,159
Westpac Banking Corp.	7,297	232,045
Woodside Petroleum, Ltd.	8,421	330,557
Woolworths, Ltd.	19,038	648,897
WorleyParsons, Ltd.	3,157	52,001

		$7,330,728

Austria — 1.0%
ams AG	3,800	$135,503
Andritz AG	1,285	69,553
CA Immobilien Anlagen AG	1,562	31,200
Conwert Immobilien Invest SE	2,111	25,890
EVN AG	2,151	29,766
Immofinanz AG	16,374	51,637
Oesterreichische Post AG	500	23,442
OMV AG	2,438	98,053
Raiffeisen Bank International AG	785	21,557
RHI AG	858	26,614
Schoeller-Bleckmann Oilfield Equipment AG	231	27,474
Telekom Austria AG	13,167	126,254
Verbund AG	6,016	113,157
Vienna Insurance Group	607	30,129
Voestalpine AG	2,217	97,565

		$907,794

6	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium — 2.0%
Ackermans & van Haaren NV	180	$21,807
Ageas NV SA	1,632	58,574
Anheuser-Busch InBev NV	3,224	347,975
Arseus NV	518	27,950
Barco NV	628	46,263
Bekaert SA NV	730	27,286
Belgacom SA	6,011	196,432
Colruyt SA	793	38,402
Compagnie d’Entreprises CFE	530	51,980
Econocom Group	2,876	26,181
Elia System Operator SA NV	555	27,017
Euronav SA(1)	2,461	29,768
EVS Broadcast Equipment SA	507	25,944
Groupe Bruxelles Lambert SA	1,247	124,023
Solvay SA	1,196	193,115
Telenet Group Holding NV(1)	3,343	178,688
UCB SA	3,130	287,096
Umicore SA	1,929	93,226

		$1,801,727

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	39	$87,521
A.P. Moller-Maersk A/S, Class B	76	177,180
Bakkafrost P/F	1,915	37,342
Carlsberg A/S, Class B	2,198	210,301
Chr Hansen Holding A/S	1,545	63,881
Coloplast A/S, Class B	475	40,163
Danske Bank A/S	5,427	156,789
DSV A/S	2,805	88,581
Novo Nordisk A/S, Class B	5,669	260,956
Novozymes A/S, Class B	4,113	203,385
Pandora A/S	2,224	152,190
Royal Unibrew A/S(1)	189	27,664
SimCorp A/S	1,201	38,907
TDC A/S	19,149	193,177
Tryg A/S	711	71,635
William Demant Holding A/S(1)	198	17,216

		$1,826,888

Finland — 2.0%
Amer Sports Oyj	2,296	$45,218
Elisa Oyj	7,799	223,389
Fortum Oyj	7,742	199,084
Kesko Oyj, Class B	2,893	110,030
Kone Oyj, Class B	3,608	151,708

Security	Shares	Value

Finland (continued)
Neste Oil Oyj	5,539	$102,220
Nokia Oyj	25,770	204,160
Nokian Renkaat Oyj	2,076	71,878
Orion Oyj, Class B	5,115	189,634
Sampo Oyj	4,600	228,508
Sponda Oyj	5,906	30,343
UPM-Kymmene Oyj	7,890	128,596
Valmet Oyj	2,592	27,089
Wartsila Oyj	1,643	82,744

		$1,794,601

France — 7.6%
Accor SA	610	$29,541
ADP	489	66,983
Air Liquide SA	4,740	603,184
Alstom SA(1)	736	26,470
Alten SA	633	30,508
AtoS	1,220	95,264
AXA SA	6,998	160,777
BNP Paribas SA	3,967	263,224
Bouygues SA	672	26,472
Cap Gemini SA	3,159	229,069
Christian Dior SA	490	85,348
CNP Assurances	2,298	45,148
Danone SA	4,390	317,093
Dassault Systemes SA	2,724	182,796
Edenred	900	28,132
Essilor International SA	1,353	132,172
Eurazeo SA	379	28,486
Eurofins Scientific	96	28,623
Eutelsat Communications SA	525	18,114
Fonciere des Regions	297	29,798
GDF Suez	22,074	569,167
Groupe Eurotunnel SA	2,197	29,075
Iliad SA	693	190,741
Imerys SA	900	70,274
Ingenico	899	90,945
JCDecaux SA	771	26,459
Kering SA	354	75,786
Klepierre	664	31,411
L’Oreal SA	1,885	318,301
Lagardere SCA	1,608	47,870
Legrand SA	466	25,842
LVMH Moet Hennessy Louis Vuitton SA	1,546	265,946
Natixis	8,039	51,947

7	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Neopost SA	615	$43,181
Publicis Groupe SA	996	72,263
Remy Cointreau SA	800	65,454
Rubis SCA	922	55,359
Safran SA	1,912	112,363
Sanofi	5,426	569,680
SCOR SE	823	26,475
Societe BIC SA	432	59,561
Sodexo	863	85,772
Suez Environnement Co. SA	3,868	72,189
Thales SA	1,044	59,377
Total SA	10,544	680,032
UBISOFT Entertainment(1)	1,595	26,689
Unibail-Rodamco SE	310	83,215
Vinci SA	2,031	140,165
Vivendi SA	21,719	545,109
Wendel SA	215	28,204

		$6,946,054

Germany — 7.7%
Adidas AG	1,352	$107,057
Allianz SE	1,849	307,833
alstria office REIT AG(1)	2,172	28,713
BASF SE	4,175	432,087
Bayer AG	3,894	513,644
Bayerische Motoren Werke AG	1,708	203,457
Bayerische Motoren Werke AG, PFC Shares	687	65,105
Beiersdorf AG	2,384	214,880
Bilfinger SE	755	61,433
Brenntag AG	539	86,536
Celesio AG	843	28,838
Commerzbank AG(1)	4,935	70,906
Continental AG	363	78,177
Deutsche Boerse AG	923	66,820
Deutsche EuroShop AG	619	29,217
Deutsche Post AG	5,309	169,860
Deutsche Telekom AG	43,104	699,477
Deutsche Wohnen AG	1,408	30,465
E.ON AG	27,278	514,963
Fraport AG	442	29,049
Freenet AG	1,793	47,311
Fresenius Medical Care AG & Co. KGaA	971	67,308
Fresenius SE & Co. KGaA	623	93,163
Hannover Rueckversicherung AG	760	64,876
Henkel AG & Co. KGaA	1,716	163,357
Henkel AG & Co. KGaA, PFC Shares	2,879	320,145

Security	Shares	Value

Germany (continued)
K&S AG	864	$26,474
Kabel Deutschland Holding AG	314	44,862
KWS Saat AG	85	29,906
LANXESS AG	399	25,354
LEG Immobilien AG(1)	453	31,720
Linde AG	969	197,636
Merck KGaA	594	52,527
Muenchener Rueckversicherungs-Gesellschaft AG	546	115,846
Porsche Automobil Holding SE, PFC Shares	424	39,631
ProSiebenSat.1 Media AG	670	28,092
RWE AG	6,921	277,867
RWE AG, PFC Shares	1,130	36,372
SAP SE	9,591	753,775
Siemens AG	3,352	413,959
Sky Deutschland AG(1)	3,269	29,402
Software AG	800	20,014
Stada Arzneimittel AG	691	28,536
Suedzucker AG	2,573	45,073
Symrise AG	800	41,890
TAG Immobilien AG	2,395	29,191
Telefonica Deutschland Holdings AG(1)	3,588	28,053
TUI AG	1,798	25,377
Volkswagen AG	452	104,239
Volkswagen AG, PFC Shares	326	75,710
Wacker Chemie AG	220	25,466
Wirecard AG	1,057	39,207

		$7,060,856

Hong Kong — 4.2%
AIA Group, Ltd.	44,800	$240,298
ASM Pacific Technology, Ltd.	8,700	92,416
Bank of East Asia, Ltd.	17,600	75,031
Biosensors International Group, Ltd.	39,000	26,475
Bloomage Biotechnology Corp, Ltd.	10,000	24,484
BOC Hong Kong (Holdings), Ltd.	33,500	105,068
Brightoil Petroleum Holdings, Ltd.(1)	103,000	31,454
Cathay Pacific Airways, Ltd.	11,000	20,753
Cheung Kong Infrastructure Holdings, Ltd.	14,000	98,451
China Bio-Med Regeneration Technology, Ltd.(1)	765,000	28,512
China Traditional Chinese Medicine Co., Ltd.(1)	68,000	29,436
Chow Sang Sang Holdings International, Ltd.	12,000	31,148
CLP Holdings, Ltd.	41,000	341,065
Dairy Farm International Holdings, Ltd.	3,600	38,403
Enn Energy Holdings, Ltd.	14,000	98,665
Esprit Holdings, Ltd.	19,000	29,827
Fosun International, Ltd.	59,000	74,931

8	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
Galaxy Entertainment Group, Ltd.	30,000	$251,907
Hang Lung Group, Ltd.	5,000	26,814
Hang Lung Properties, Ltd.	10,000	30,884
Hang Seng Bank, Ltd.	4,800	81,438
HanKore Environment Tech Group, Ltd.(1)	34,400	24,069
Henderson Land Development Co., Ltd.	5,500	34,958
HKT Trust and HKT, Ltd.	69,000	81,671
Hongkong Land Holdings, Ltd.	4,000	27,340
Hopewell Holdings, Ltd.	19,500	67,729
Hutchison Whampoa, Ltd.	23,000	312,299
Jardine Matheson Holdings, Ltd.	2,000	119,378
Jardine Strategic Holdings, Ltd.	2,000	71,483
Link REIT (The)	19,000	107,920
MGM China Holdings, Ltd.	8,400	30,716
Midas Holdings, Ltd.	80,000	27,821
MTR Corp., Ltd.	26,000	102,142
NWS Holdings, Ltd.	17,000	31,495
Orient Overseas (International), Ltd.	7,000	37,288
PAX Global Technology, Ltd.(1)	55,000	42,160
PCCW, Ltd.	145,000	88,594
Power Assets Holdings, Ltd.	30,500	272,629
Sands China, Ltd.	25,200	185,171
Shangri-La Asia, Ltd.	18,000	28,440
Sino Land Co., Ltd.	22,000	37,793
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	35,826
SJM Holdings, Ltd.	20,000	53,433
Sun Hung Kai Properties, Ltd.	5,000	75,832
Superb Summit International Group, Ltd.(1)	230,000	28,522
Swire Pacific, Ltd., Class A	3,000	38,606
VTech Holdings, Ltd.	5,400	66,758
Yue Yuen Industrial Holdings, Ltd.	10,000	33,354

		$3,840,887

Ireland — 2.0%
Bank of Ireland(1)	747,958	$262,819
CRH PLC	9,200	214,506
DCC PLC	2,767	157,869
FBD Holdings PLC	1,257	24,085
FleetMatics Group PLC(1)	3,994	126,170
Fly Leasing, Ltd. ADR	2,161	32,285
Glanbia PLC	3,945	60,693
Grafton Group PLC	7,383	71,551
ICON PLC(1)	7,114	368,505
Irish Continental Group PLC	7,510	26,763
Kenmare Resources PLC(1)	109,911	26,761

Security	Shares	Value

Ireland (continued)
Kerry Group PLC, Class A	2,866	$212,861
Paddy Power PLC	3,372	238,096

		$1,822,964

Israel — 2.0%
Bank Hapoalim B.M.	29,963	$174,782
Bezeq Israeli Telecommunication Corp., Ltd.	130,417	242,839
Caesarstone Sdot-Yam, Ltd.	636	27,577
Check Point Software Technologies, Ltd.(1)	3,592	243,789
Delek Automotive Systems, Ltd.	2,964	30,865
Delek Group, Ltd.	333	130,659
Elbit Systems, Ltd.	1,766	110,666
Gazit-Globe, Ltd.	2,355	31,490
Israel Chemicals, Ltd.	16,804	136,637
Israel Corp., Ltd.(1)	104	61,210
Mizrahi Tefahot Bank, Ltd.	6,299	79,651
Oil Refineries, Ltd.(1)	99,305	29,906
Ormat Industries, Ltd.	4,406	31,924
Osem Investment, Ltd.	3,280	76,989
Paz Oil Co., Ltd.	193	31,041
SodaStream International, Ltd.(1)	1,340	44,220
Strauss Group, Ltd.	2,832	55,582
Teva Pharmaceutical Industries, Ltd. ADR	5,302	283,657

		$1,823,484

Italy — 3.5%
Ansaldo STS SpA	2,994	$29,239
Assicurazioni Generali SpA	6,444	134,505
Atlantia SpA	8,406	222,475
Autogrill SpA(1)	4,891	41,622
Brembo SpA	901	33,105
Buzzi Unicem SpA	2,954	47,904
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	26,532
Davide Campari-Milano SpA	13,191	102,904
DiaSorin SpA	1,161	46,458
Ei Towers SpA(1)	536	28,856
Enel Green Power SpA	26,815	74,168
Enel SpA	46,180	262,902
ENI SpA	19,236	489,478
Esprinet SpA	1,400	14,343
EXOR SpA	1,603	61,366
GTECH SpA	1,017	24,442
Interpump Group SpA	2,136	27,260
Intesa Sanpaolo SpA	51,779	153,764
Italcementi SpA	5,848	43,385

9	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
Italmobiliare SpA, PFC Shares	956	$23,836
Luxottica Group SpA	2,905	160,266
Mediobanca SpA(1)	7,502	66,123
Pirelli & C. SpA	4,439	66,200
Prada SpA	7,400	52,577
Recordati SpA	4,398	72,592
Salvatore Ferragamo SpA	941	25,882
Snam SpA	22,478	132,505
Sorin SpA(1)	9,439	25,919
Telecom Italia SpA(1)	260,314	299,958
Telecom Italia SpA, PFC Shares	214,370	200,430
Terna Rete Elettrica Nazionale SpA	18,419	96,869
Tod’s SPA	213	23,365
Unione di Banche Italiane SpA	9,117	75,059
World Duty Free SpA(1)	2,215	25,218
Yoox SpA (1)	851	22,396

		$3,233,903

Japan — 15.7%
Aeon Co., Ltd.	7,100	$79,720
Air Water, Inc.	3,000	47,979
Aisin Seiki Co., Ltd.	1,100	42,722
Ajinomoto Co., Inc.	7,000	107,605
Alfresa Holdings Corp.	600	35,820
Alps Electric Co., Ltd.	2,300	31,924
Asahi Glass Co., Ltd.	6,000	35,555
Asahi Group Holdings, Ltd.	4,400	132,698
Asahi Kasei Corp.	11,000	86,934
Astellas Pharma, Inc.	18,900	256,295
Bank of Kyoto, Ltd. (The)	3,000	27,251
Bank of Yokohama, Ltd. (The)	7,000	39,831
Bridgestone Corp.	1,700	61,354
Calbee, Inc.	1,500	44,546
Canon, Inc.	5,000	163,576
Central Japan Railway Co.	500	71,011
Chiba Bank, Ltd. (The)	7,000	50,956
Chubu Electric Power Co., Inc.(1)	13,000	151,120
Chugai Pharmaceutical Co., Ltd.	3,000	99,849
Chugoku Bank, Ltd. (The)	2,000	30,728
Citizen Holdings Co., Ltd.	5,500	43,730
Coca-Cola West Co., Ltd.	1,900	31,666
Cosmo Oil Co., Ltd.	19,000	38,086
Dai Nippon Printing Co., Ltd.	6,000	61,550
Daicel Corp.	4,000	40,370
Daido Steel Co., Ltd.	6,000	28,038
Daihatsu Motor Co., Ltd.	1,000	17,750

Security	Shares	Value

Japan (continued)
Daikin Industries, Ltd.	800	$54,943
Daito Trust Construction Co., Ltd.	300	36,158
Daiwa House Industry Co., Ltd.	2,000	40,598
DeNA Co., Ltd.	1,800	23,215
Denki Kagaku Kogyo K.K.	9,000	33,622
Denso Corp.	1,000	46,126
Dentsu, Inc.	700	27,724
Dowa Holdings Co., Ltd.	3,000	27,915
East Japan Railway Co.	1,000	80,107
Eisai Co., Ltd.	2,100	88,956
Electric Power Development Co., Ltd.	3,400	109,539
FamilyMart Co., Ltd.	700	31,438
FANUC Corp.	600	103,698
Fast Retailing Co., Ltd.	200	66,030
Fuji Electric Co., Ltd.	9,000	46,406
FUJIFILM Holdings Corp.	2,300	65,655
Fujitsu, Ltd.	11,000	84,320
GungHo Online Entertainment, Inc.	4,300	24,208
Hachijuni Bank, Ltd. (The)	3,000	18,442
Hamamatsu Photonics K.K.	1,100	51,707
Hirose Electric Co., Ltd.	400	56,217
Hiroshima Bank, Ltd. (The)	4,000	19,410
Hisamitsu Pharmaceutical Co., Inc.	900	35,850
Hitachi Chemical Co., Ltd.	1,200	21,108
Hitachi Metals, Ltd.	3,000	48,784
Hokuhoku Financial Group, Inc.	19,000	39,011
Honda Motor Co., Ltd.	5,700	198,423
Hoya Corp.	2,800	90,660
Hulic Co., Ltd.	2,300	27,088
Ibiden Co., Ltd.	2,400	47,957
Idemitsu Kosan Co., Ltd.	3,200	65,407
IHI Corp.	10,000	46,245
Isetan Mitsukoshi Holdings, Ltd.	2,000	24,784
ITOCHU Corp.	4,900	62,390
Iyo Bank, Ltd. (The)	6,000	60,779
Japan Airlines Co., Ltd.	500	27,619
Japan Exchange Group, Inc.	1,000	22,751
Japan Real Estate Investment Corp.	5	28,105
Japan Tobacco, Inc.	7,900	277,823
JGC Corp.	1,000	30,302
Joyo Bank, Ltd. (The)	9,000	47,885
JSR Corp.	2,400	41,381
JX Holdings, Inc.	71,000	365,089
Kakaku.com, Inc.	2,000	33,848
Kaken Pharmaceutical Co., Ltd.	2,000	44,688
Kaneka Corp.	6,000	36,084

10	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kansai Electric Power Co., Inc. (The)(1)	18,800	$171,722
Kansai Paint Co., Ltd.	4,000	67,031
Kao Corp.	4,500	185,059
KDDI Corp.	9,000	517,346
Keikyu Corp.	5,000	44,050
Keio Corp.	5,000	39,881
Keyence Corp.	300	130,693
Kikkoman Corp.	2,000	43,802
Kintetsu Corp.	12,000	43,696
Kobayashi Pharmaceutical Co., Ltd.	500	30,996
Koito Manufacturing Co., Ltd.	1,000	27,401
Konami Corp.	1,600	37,147
Konica Minolta, Inc.	3,000	32,028
Kubota Corp.	3,000	39,496
Kuraray Co., Ltd.	3,500	45,845
Kyocera Corp.	2,000	96,874
Kyowa Hakko Kirin Co., Ltd.	5,000	68,693
Kyushu Electric Power Co., Inc.(1)	12,800	142,124
Lawson, Inc.	600	44,932
Lion Corp.	5,000	29,090
LIXIL Group Corp.	1,100	26,666
M3, Inc.	2,200	35,508
Makita Corp.	1,000	59,147
Marubeni Corp.	5,000	35,140
Maruichi Steel Tube, Ltd.	1,200	33,218
Matsumotokiyoshi Holdings Co., Ltd.	1,000	32,838
MEIJI Holdings Co., Ltd.	600	43,006
Miraca Holdings, Inc.	800	37,024
Mitsubishi Chemical Holdings Corp.	14,500	63,461
Mitsubishi Corp.	5,000	105,359
Mitsubishi Estate Co., Ltd.	4,000	97,812
Mitsubishi Gas Chemical Co., Inc.	5,000	32,492
Mitsubishi Materials Corp.	18,000	65,434
Mitsubishi Motors Corp.	2,000	22,786
Mitsubishi Tanabe Pharma Corp.	3,600	52,292
Mitsubishi UFJ Financial Group, Inc.	42,600	251,225
Mitsui & Co., Ltd.	5,400	86,602
Mitsui Chemicals, Inc.	14,000	37,742
Mitsui Fudosan Co., Ltd.	3,000	99,071
Mitsui O.S.K. Lines, Ltd.	8,000	29,642
Mizuho Financial Group, Inc.	69,700	135,321
Murata Manufacturing Co., Ltd.	1,100	104,858
NGK Spark Plug Co., Ltd.	1,000	29,897
NH Foods, Ltd.	2,000	40,941
Nidec Corp.	800	52,101
Nintendo Co., Ltd.	700	77,763
Nippon Building Fund, Inc.	5	28,071

Security	Shares	Value

Japan (continued)
Nippon Electric Glass Co., Ltd.	4,000	$22,410
Nippon Express Co., Ltd.	6,000	29,015
Nippon Kayaku Co., Ltd.	2,000	25,353
Nippon Paint Co., Ltd.	2,000	46,083
Nippon Shinyaku Co., Ltd.	2,000	57,107
Nippon Shokubai Co., Ltd.	3,000	38,455
Nippon Telegraph & Telephone Corp.	7,900	524,594
Nippon Yusen KK	10,000	28,652
Nishi-Nippon City Bank, Ltd. (The)	8,000	20,769
Nissan Chemical Industries, Ltd.	2,000	36,662
Nissan Motor Co., Ltd.	6,300	61,806
Nisshin Seifun Group, Inc.	3,500	40,873
Nissin Foods Holdings Co., Ltd.	800	43,957
Nitori Holdings Co., Ltd.	400	22,468
Nitto Denko Corp.	1,100	49,089
Nomura Research Institute, Ltd.	900	28,337
NTT Data Corp.	700	26,658
NTT DoCoMo, Inc.	29,200	512,055
Obic Co., Ltd.	1,000	35,499
Odakyu Electric Railway Co., Ltd.	4,000	39,185
OJI Paper Co., Ltd.	10,000	40,247
Okinawa Electric Power Co., Inc. (The)	900	28,859
Ono Pharmaceutical Co., Ltd.	1,100	93,048
Oracle Corp. Japan	400	16,948
Oriental Land Co., Ltd.	200	37,557
ORIX Corp.	3,900	63,029
Osaka Gas Co., Ltd.	48,000	199,646
Otsuka Holdings Co., Ltd.	3,700	117,818
Pigeon Corp.	600	34,467
Rakuten, Inc.	2,500	32,832
Rinnai Corp.	500	45,522
Rohto Pharmaceutical Co., Ltd.	2,000	30,951
San-Ai Oil Co., Ltd.	4,000	30,384
Santen Pharmaceutical Co., Ltd.	1,100	64,846
Sawai Pharmaceutical Co., Ltd.	500	28,337
SECOM Co., Ltd.	500	30,413
Sekisui House, Ltd.	3,000	39,375
Seven Bank, Ltd.	9,500	38,124
Sharp Corp.(1)	10,000	31,148
Shimadzu Corp.	4,000	38,287
Shimamura Co., Ltd.	200	19,834
Shimano, Inc.	300	35,022
Shin-Etsu Chemical Co., Ltd.	2,300	145,885
Shionogi & Co., Ltd.	3,500	75,561
Shiseido Co., Ltd.	4,100	80,806
Shizuoka Bank, Ltd. (The)	2,000	21,555
Showa Denko K.K.	23,000	33,458

11	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Showa Shell Sekiyu K.K.	6,200	$69,927
SMC Corp.	200	55,216
Stanley Electric Co., Ltd.	2,000	51,875
Sumitomo Corp.	3,700	48,759
Sumitomo Metal Mining Co., Ltd.	4,000	66,637
Sumitomo Mitsui Financial Group, Inc.	4,300	175,287
Sumitomo Osaka Cement Co., Ltd.	7,000	25,164
Suruga Bank, Ltd.	1,000	19,499
Suzuken Co., Ltd.	2,100	66,955
Taiheiyo Cement Corp.	12,000	46,462
Taisho Pharmaceutical Holdings Co., Ltd.	500	35,594
Taiyo Nippon Sanso Corp.	6,000	52,615
Takashimaya Co., Ltd.	3,000	27,590
Takeda Pharmaceutical Co., Ltd.	5,800	264,552
TDK Corp.	700	33,580
TEIJIN, Ltd.	12,000	29,717
Toho Gas Co., Ltd.	21,000	116,038
Tokio Marine Holdings, Inc.	2,500	78,617
Tokyo Electron, Ltd.	1,300	84,920
Tokyo Gas Co., Ltd.	40,000	228,508
Tokyu Fudosan Holdings Corp.	4,000	30,339
TonenGeneral Sekiyu K.K.	10,000	87,334
Toray Industries, Inc.	11,000	74,457
Toshiba Corp.	14,000	62,267
Tosoh Corp.	7,000	30,714
TOTO, Ltd.	3,000	37,604
Toyo Seikan Kaisha, Ltd.	2,200	34,263
Toyo Suisan Kaisha, Ltd.	1,000	30,332
Toyota Industries Corp.	700	34,103
Toyota Motor Corp.	8,100	478,224
Toyota Tsusho Corp.	1,100	30,581
Trend Micro, Inc.	1,000	35,597
Tsuruha Holdings, Inc.	600	34,443
Ube Industries, Ltd.	17,000	29,333
Unicharm Corp.	1,500	91,849
UNY Group Holdings Co., Ltd.	4,800	28,534
USS Co., Ltd.	2,100	36,686
Yahoo! Japan Corp.	13,100	59,274
Yamaguchi Financial Group, Inc.	3,000	30,730
Yamaha Corp.	1,400	21,333
Yamato Holdings Co., Ltd.	1,600	33,329
Yamazaki Baking Co., Ltd.	2,000	25,315
Yokohama Rubber Co., Ltd. (The)	3,000	25,975
Zeon Corp.	3,000	29,629

		$14,405,225

Security	Shares	Value

Netherlands — 4.5%
Aegon NV	8,237	$66,799
Aercap Holdings NV(1)	688	30,017
Airbus Group NV	2,312	134,143
Akzo Nobel NV	3,824	275,418
AMG Advanced Metallurgical Group NV(1)	3,023	29,433
Arcadis NV	837	26,161
ASML Holding NV	4,396	414,588
CNH Industrial NV	16,821	155,256
Corio NV	765	40,642
Delta Lloyd NV	1,897	43,818
Fugro NV	3,598	138,546
Gemalto NV	598	58,413
Heineken NV	1,487	104,455
ING Groep NV(1)	18,589	241,426
Koninklijke Ahold NV	6,370	111,069
Koninklijke DSM NV	2,229	153,987
Koninklijke KPN NV(1)	99,906	319,465
Koninklijke Philips NV	8,919	274,889
Koninklijke Vopak NV	3,517	162,802
OCI(1)	716	27,359
QIAGEN NV(1)	8,594	209,867
Reed Elsevier NV	20,137	453,293
STMicroelectronics NV	27,993	232,403
TNT Express NV	3,342	26,930
Unilever NV	8,748	360,033
Ziggo NV	1,394	62,863

		$4,154,075

New Zealand — 1.0%
Argosy Property, Ltd.	60,306	$51,458
Auckland International Airport, Ltd.	43,789	141,566
Contact Energy, Ltd.	24,937	117,102
Fisher & Paykel Healthcare Corp., Ltd.	10,762	43,359
Fletcher Building, Ltd.	13,722	105,618
Kiwi Income Property Trust REIT	67,261	67,092
Ryman Healthcare, Ltd.	8,800	60,306
Sky Network Television, Ltd.	14,463	82,627
Telecom Corporation of New Zealand, Ltd.	43,247	104,169
Trade Me, Ltd.	8,500	25,018
Xero, Ltd.(1)	5,170	108,874

		$907,189

Norway — 1.9%
Atea ASA	4,761	$55,971
Borregaard ASA	4,154	27,932

12	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)
DNB ASA	7,710	$136,633
Gjensidige Forsikring ASA	3,679	70,938
Kongsberg Gruppen ASA	3,556	81,203
Leroey Seafood Group ASA	876	31,751
Nordic Semiconductor ASA(1)	10,644	57,263
Opera Software ASA	6,482	75,979
Orkla ASA	20,408	184,725
Salmar ASA	2,133	41,775
Schibsted ASA	4,516	218,014
Seadrill, Ltd.	2,497	89,710
SpareBank 1 SR-Bank ASA	1,300	11,919
Statoil ASA	4,515	129,014
Stolt-Nielsen, Ltd.	2,767	62,861
Telenor ASA	9,465	217,818
Veidekke ASA	7,128	77,965
Yara International ASA	4,366	199,493

		$1,770,964

Portugal — 1.0%
Banco Comercial Portugues SA(1)	761,636	$108,776
EDP-Energias de Portugal SA	28,223	132,171
Galp Energia SGPS SA, Class B	7,461	132,427
Jeronimo Martins SGPS SA	8,979	117,366
Mota-Engil SGPS SA	17,107	106,698
NOS SGPS	16,859	100,483
Portucel SA	19,987	91,689
Portugal Telecom SGPS SA	43,433	93,757

		$883,367

Singapore — 2.0%
Ascendas Real Estate Investment Trust	33,000	$61,573
CapitaMall Trust	23,000	36,238
ComfortDelGro Corp., Ltd.	28,000	57,869
Ezion Holdings, Ltd.	29,000	49,664
Ezra Holdings, Ltd.	35,000	32,804
First Resources, Ltd.	15,000	27,064
Flextronics International, Ltd.(1)	19,412	201,691
Genting Singapore PLC	146,000	155,679
Global Logistic Properties, Ltd.	13,000	28,940
Golden Agri-Resources, Ltd.	138,000	58,911
OSIM International, Ltd.	14,000	32,114
Oversea-Chinese Banking Corp., Ltd.	13,000	103,752
Petra Foods, Ltd.	11,000	34,703
Sembcorp Industries, Ltd.	9,000	39,412
Singapore Airlines, Ltd.	6,000	49,544

Security	Shares	Value

Singapore (continued)
Singapore Press Holdings, Ltd.	28,000	$93,034
Singapore Technologies Engineering, Ltd.	20,000	60,739
Singapore Telecommunications, Ltd.	84,000	273,210
StarHub, Ltd.	12,000	40,881
UMS Holdings, Ltd.	55,000	27,539
United Overseas Bank, Ltd.	8,000	154,389
Venture Corp., Ltd.	9,000	58,430
Wilmar International, Ltd.	57,000	148,819

		$1,826,999

Spain — 3.9%
Abertis Infraestructuras SA	8,323	$182,419
Acerinox SA	5,463	90,914
Amadeus IT Holding SA, Class A	9,576	376,822
Banco de Sabadell SA	8,667	28,135
Banco Santander SA	33,020	331,762
Bankia SA(1)	14,960	29,308
CaixaBank SA	10,193	61,293
Distribuidora Internacional de Alimentacion SA	16,912	140,179
Ebro Foods SA	2,310	47,207
Enagas SA	2,646	88,031
Ferrovial SA	9,070	190,036
Gas Natural SDG SA	1,333	40,953
Grifols SA, Class A	4,744	214,134
Grifols SA, Class B	3,633	135,273
Iberdrola SA	29,876	222,268
Industria de Diseno Textil SA	13,135	383,712
Red Electrica Corp. SA	938	80,602
Repsol SA	13,764	343,241
Tecnicas Reunidas SA	709	39,854
Telefonica SA	23,095	376,506
Tubos Reunidos SA	9,481	33,513
Viscofan SA	1,196	67,016
Zardoya Otis SA	4,388	67,115

		$3,570,293

Sweden — 3.9%
AAK AB	447	$25,465
Alfa Laval AB	1,173	26,637
Assa Abloy AB	1,208	59,355
Atlas Copco AB, Class A	3,417	101,946
Atlas Copco AB, Class B	2,200	59,371
Betsson AB(1)	450	15,611
BillerudKorsnas AB	8,231	121,596
Castellum AB	1,758	29,498

13	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
Elekta AB, Class B	20,281	$248,510
Hennes & Mauritz AB, Class B	9,753	398,717
Hexpol AB	1,264	106,185
Holmen AB, Class B	3,945	132,858
ICA Gruppen AB	1,341	41,700
Investment AB Kinnevik, Class B	858	35,613
Investor AB, Class B	3,043	109,393
Lundin Petroleum AB(1)	6,341	113,654
Meda AB, Class A	11,973	193,043
NIBE Industrier AB	1,022	27,360
Skanska AB, Class B	3,676	76,382
SKF AB, Class B	3,418	80,570
Svenska Cellulosa AB SCA, Class B	9,679	238,355
Svenska Handelsbanken AB, Class A	1,287	61,982
Swedbank AB, Class A	5,949	152,399
Swedish Match AB	3,358	109,919
Tele2 AB, Class B	8,730	106,501
Telefonaktiebolaget LM Ericsson, Class B	34,223	426,141
TeliaSonera AB	55,210	413,508
Tethys Oil AB(1)	2,578	28,556
Unibet Group PLC SDR	250	12,165
Wihlborgs Fastigheter AB	1,547	28,786

		$3,581,776

Switzerland — 7.7%
ABB, Ltd.(1)	21,171	$486,888
Allreal Holding AG(1)	213	29,166
Ascom Holding AG	1,636	23,942
Baloise Holding AG	668	80,431
Barry Callebaut AG(1)	11	13,526
Belimo Holding AG	10	26,461
Bucher Industries AG	89	26,756
Burckhardt Compression Holdings AG	56	29,205
Comet Holding AG(1)	50	32,065
Compagnie Financiere Richemont SA, Class A	6,744	639,953
Dufry AG(1)	326	55,828
Ems-Chemie Holding AG	157	67,650
Forbo Holding AG(1)	29	28,319
Galenica AG	31	27,913
GAM Holding AG(1)	1,621	29,343
Gategroup Holding AG(1)	975	24,672
Geberit AG	338	113,256
Givaudan SA	152	248,610
Helvetia Holding AG	61	29,723
Implenia AG	405	23,839
Inficon Holding AG(1)	86	27,614

Security	Shares	Value

Switzerland (continued)
Julius Baer Group, Ltd.(1)	1,792	$76,020
Kaba Holding AG(1)	62	29,998
Komax Holding AG	194	29,858
Kuehne & Nagel International AG	525	70,013
Kuoni Reisen Holding AG(1)	68	23,003
Leonteq AG(1)	158	31,615
Lindt & Spruengli AG PC	5	25,973
Logitech International SA	5,517	80,917
Mobimo Holding AG(1)	140	28,428
Nestle SA	13,688	1,013,460
Novartis AG	11,350	987,434
OC Oerlikon Corp. AG(1)	1,895	25,574
Pargesa Holding SA	333	28,187
Partners Group Holding AG	120	30,081
PSP Swiss Property AG(1)	319	28,202
Schindler Holding AG	205	30,365
Schindler Holding AG PC	317	47,375
Schmolz & Bickenbach AG(1)	21,068	31,838
Schweizerische National-Versicherungs-Gesellschaft AG	442	39,328
SGS SA	52	113,279
Sika AG	20	77,800
Sonova Holding AG	535	83,008
Swatch Group, Ltd. (The)	532	53,273
Swatch Group, Ltd. (The), Bearer Shares	416	221,845
Swiss Life Holding AG	339	78,393
Swiss Prime Site AG(1)	635	50,391
Swiss Re AG	3,343	284,180
Swisscom AG	551	305,915
Syngenta AG	1,818	644,034
U-Blox AG(1)	256	33,132
Valora Holding AG	105	25,381
Vontobel Holding AG	783	28,039
Zurich Insurance Group AG(1)	1,274	370,109

		$7,091,608

United Kingdom — 15.4%
3i Group PLC	4,683	$29,744
Aberdeen Asset Management PLC	2,376	16,495
Aggreko PLC	1,177	34,084
Anglo American PLC	8,710	233,915
Anite PLC	21,623	32,734
Antofagasta PLC	2,250	30,617
Associated British Foods PLC	2,444	114,408
AstraZeneca PLC	7,405	540,687
Aveva Group PLC	1,989	67,113
Aviva PLC	12,559	106,284

14	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Babcock International Group PLC	2,614	$48,309
BAE Systems PLC	27,684	199,517
Balfour Beatty PLC	6,223	24,975
Bellway PLC	1,198	30,409
Berendsen PLC	1,722	30,371
Berkeley Group Holdings PLC	895	36,845
BHP Billiton PLC	12,765	435,440
Bovis Homes Group PLC	2,197	28,229
BP PLC	70,881	577,236
British American Tobacco PLC	8,030	470,416
British Land Co. PLC (The)	2,591	30,654
British Sky Broadcasting Group PLC	6,095	90,218
Britvic PLC	2,404	28,408
Bunzl PLC	1,959	52,508
Burberry Group PLC	2,842	67,579
Capita PLC	6,789	137,466
Carillion PLC	4,756	26,748
Carnival PLC	1,260	45,389
Close Brothers Group PLC	1,265	27,034
Cobham PLC	15,469	76,324
Compass Group PLC	8,120	132,304
Croda International PLC	772	27,302
CSR PLC	6,722	59,788
Daily Mail & General Trust NV, Class A	2,090	29,465
Diageo PLC	12,263	368,286
Dignity PLC	1,248	29,071
Direct Line Insurance Group PLC	7,143	34,288
Domino Printing Sciences PLC	3,583	37,155
Drax Group PLC	7,034	82,745
easyJet PLC	1,477	32,192
Experian PLC	6,510	111,391
Filtrona PLC	2,162	28,012
Firstgroup PLC(1)	13,353	28,389
Fresnillo PLC	2,720	42,513
Friends Life Group, Ltd.	5,909	33,045
G4s PLC	10,246	43,357
Galliford Try PLC	1,479	31,681
GlaxoSmithKline PLC	31,494	758,965
Glencore PLC(1)	68,718	415,237
Grainger PLC	8,181	29,631
Great Portland Estates PLC	2,834	30,470
Greene King PLC	2,039	28,353
Halma PLC	12,223	115,868
Hammerson PLC	3,109	31,438
Hargreaves Lansdown PLC	1,490	25,688
Howden Joinery Group PLC	5,262	30,045

Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	51,306	$550,047
Imperial Tobacco Group PLC	4,149	179,626
Informa PLC	3,994	32,772
Inmarsat PLC	10,249	125,709
Innovation Group PLC	55,576	29,051
InterContinental Hotels Group PLC	1,346	54,602
Intertek Group PLC	1,097	47,363
J Sainsbury PLC	5,535	29,174
Jazztel PLC(1)	650	8,734
Johnson Matthey PLC	1,142	56,902
Kingfisher PLC	14,107	71,253
Laird PLC	9,172	44,559
Land Securities Group PLC	1,680	29,474
Legal & General Group PLC	13,675	53,949
Lloyds Banking Group PLC(1)	126,828	158,113
Londonmetric Property PLC REIT	12,704	30,198
Marks & Spencer Group PLC	13,275	96,091
Marston’s PLC	12,099	29,280
Mears Group PLC	3,501	27,427
Meggitt PLC	3,730	31,938
Melrose Industries PLC	16,531	73,222
Micro Focus International PLC	4,640	66,400
Mitie Group PLC	5,570	28,598
Mondi PLC	2,542	44,520
Moneysupermarket.com Group PLC	12,386	38,759
National Grid PLC	58,044	826,734
NCC Group PLC	9,827	34,886
Next PLC	916	104,545
Old Mutual PLC	26,050	85,698
Oxford Instruments PLC	1,689	35,817
Pace PLC	12,497	67,197
Pearson PLC	4,832	92,943
Playtech PLC	6,421	66,374
Premier Farnell PLC	12,971	39,426
Provident Financial PLC	887	31,730
Randgold Resources, Ltd.	483	41,590
Reckitt Benckiser Group PLC	2,627	231,905
Reed Elsevier PLC	7,191	115,601
Renishaw PLC	1,171	36,516
Rentokil Initial PLC	14,663	29,238
Restaurant Group PLC (The)	2,796	28,970
Rexam PLC	6,129	51,667
Rightmove PLC	729	27,920
Rolls-Royce Holdings PLC(1)	12,754	222,638
Rotork PLC	683	31,787
Royal Dutch Shell PLC, Class A	19,560	804,226

15	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	2,721	$117,171
RSA Insurance Group PLC	3,640	28,141
Sage Group PLC (The)	35,131	218,199
SDL PLC(1)	5,875	31,531
Segro PLC REIT	5,128	30,888
Serco Group PLC	3,863	23,574
Smiths Group PLC	4,467	95,854
Spirent Communications PLC	20,354	35,262
Sports Direct International PLC(1)	2,256	25,349
SSE PLC	12,660	310,917
Standard Chartered PLC	5,378	111,528
TalkTalk Telecom Group PLC	19,074	101,150
Tate & Lyle PLC	2,539	26,656
Telecity Group PLC	5,845	78,173
TT electronics PLC	8,490	26,478
UBM PLC	2,730	28,453
Unilever PLC	988	42,688
UNITE Group PLC (The)	4,128	28,251
United Utilities Group PLC	10,585	158,653
Vodafone Group PLC	347,004	1,155,555
Whitbread PLC	1,494	108,189
William Hill PLC	5,002	29,649
WM Morrison Supermarkets PLC	14,366	40,775
WS Atkins PLC	1,396	31,301
Xaar PLC	2,984	27,688
Xchanging PLC	11,222	33,335

		$14,177,412

Total Common Stocks (identified cost $81,738,461)		$90,758,794

Investment Funds — 0.0%(2)

Security	Shares	Value
HBM Healthcare Investments AG	359	$31,962

Total Investment Funds (identified cost $30,302)		$31,962

Rights — 0.0%(2)

Security	Shares	Value
Leonteq AG, Exp. 8/6/14(1)	158	$1,358

Total Rights (identified cost $0)		$1,358

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$721	$721,192

Total Short-Term Investments (identified cost $721,192)		$721,192

Total Investments — 99.8% (identified cost $82,489,955)		$91,513,306

Other Assets, Less Liabilities — 0.2%		$221,882

Net Assets — 100.0%		$91,735,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$31,183,130
British Pound Sterling	15.7	14,424,859
Japanese Yen	15.7	14,405,225
Australian Dollar	8.0	7,330,728
Swiss Franc	7.9	7,260,431
Swedish Krona	3.9	3,581,776
Hong Kong Dollar	3.9	3,558,495
United States Dollar	2.5	2,335,707
Norwegian Krone	2.0	1,808,306
Danish Krone	2.0	1,789,546
Singapore Dollar	1.9	1,703,673
Israeli Shekel	1.3	1,224,241
New Zealand Dollar	1.0	907,189

Total Investments	99.8%	$91,513,306

16	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.9%	$11,822,662
Industrials	11.7	10,719,844
Consumer Discretionary	11.2	10,286,981
Consumer Staples	10.6	9,690,921
Materials	10.1	9,278,298
Health Care	9.9	9,107,118
Telecommunication Services	9.9	9,030,203
Information Technology	8.7	7,926,619
Utilities	7.6	6,996,002
Energy	6.4	5,901,504
Investment Funds	0.0 (1)	31,962
Short-Term Investments	0.8	721,192

Total Investments	99.8%	$91,513,306

(1)	Amount is less than 0.05%.

17	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $81,768,763)	$90,792,114
Affiliated investment, at value (identified cost, $721,192)	721,192
Foreign currency, at value (identified cost, $36,851)	36,731
Dividends receivable	128,772
Interest receivable from affiliated investment	65
Receivable for investments sold	16,113
Receivable for Fund shares sold	37,636
Tax reclaims receivable	118,801
Receivable from affiliates	33,145
Total assets	$91,884,569

Liabilities
Payable for Fund shares redeemed	$56,864
Payable to affiliates:
Investment adviser and administration fee	58,974
Distribution and service fees	3,015
Accrued expenses	30,528
Total liabilities	$149,381
Net Assets	$91,735,188

Sources of Net Assets
Paid-in capital	$77,381,932
Accumulated net realized gain	3,751,775
Accumulated undistributed net investment income	1,578,530
Net unrealized appreciation	9,022,951
Total	$91,735,188

Investor Class Shares
Net Assets	$13,648,598
Shares Outstanding	1,063,184
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.84

Institutional Class Shares
Net Assets	$78,086,590
Shares Outstanding	6,058,078
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.89

18	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2014
Dividends (net of foreign taxes, $202,920)	$2,257,685
Interest allocated from affiliated investment	234
Expenses allocated from affiliated investment	(37)
Total investment income	$2,257,882

Expenses
Investment adviser and administration fee	$334,542
Distribution and service fees
Investor Class	18,329
Trustees’ fees and expenses	2,331
Custodian fee	67,508
Transfer and dividend disbursing agent fees	17,413
Legal and accounting services	19,507
Printing and postage	12,821
Registration fees	21,347
Miscellaneous	5,673
Total expenses	$499,471
Deduct —
Reduction of custodian fee	$2
Allocation of expenses to affiliates	132,404
Total expense reductions	$132,406

Net expenses	$367,065

Net investment income	$1,890,817

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$8,073,834
Investment transactions allocated from affiliated investment	3
Foreign currency transactions	(5,750)
Net realized gain	$8,068,087
Change in unrealized appreciation (depreciation) —
Investments	$(3,772,568)
Foreign currency	(1,690)
Net change in unrealized appreciation (depreciation)	$(3,774,258)

Net realized and unrealized gain	$4,293,829

Net increase in net assets from operations	$6,184,646

19	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014
From operations —
Net investment income	$1,890,817	$1,477,224
Net realized gain from investment and foreign currency transactions	8,068,087	1,257,976
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,774,258)	3,171,871
Net increase in net assets from operations	$6,184,646	$5,907,071
Distributions to shareholders —
From net investment income
Investor Class	$—	$(264,173)
Institutional Class	—	(1,359,470)
Total distributions to shareholders	$—	$(1,623,643)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$4,577,823	$11,052,878
Class C	—	70,326
Institutional Class	12,186,873	29,593,077
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	159,632
Institutional Class	—	157,259
Cost of shares redeemed
Investor Class	(5,972,776)	(5,346,423)
Class C	—	(60)
Institutional Class	(8,159,592)	(18,695,363)
Net asset value of shares merged*
Investor Class	—	519,171
Class C	—	(519,171)
Net increase in net assets from Fund share transactions	$2,632,328	$16,991,326

Net increase in net assets	$8,816,974	$21,274,754

Net Assets
At beginning of period	$82,918,214	$61,643,460
At end of period	$91,735,188	$82,918,214

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$1,578,530	$(312,287)

*	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

20	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$11.960		$11.180	$9.850	$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.259	(3)	$0.195	$0.227	$0.172	$(0.020)
Net realized and unrealized gain (loss)	0.621		0.822	1.370	(1.073)	1.058

Total income (loss) from operations	$0.880		$1.017	$1.597	$(0.901)	$1.038

Less Distributions
From net investment income	$—		$(0.237)	$(0.267)	$(0.209)	$(0.078)

Total distributions	$—		$(0.237)	$(0.267)	$(0.209)	$(0.078)

Redemption fees(2)(4)	$—		$—	$—	$—	$0.000	(5)

Net asset value — End of period	$12.840		$11.960	$11.180	$9.850	$10.960

Total Return(6)	7.36	%(7)	9.04%	16.32%	(8.11)%	10.39	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,649		$14,007	$7,038	$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.03	%(10)	1.05%	1.29%	1.50%	1.50	%(10)
Net investment income (loss)	4.09	%(3)(10)	1.65%	2.22%	1.68%	(0.22	)%(10)
Portfolio Turnover	54	%(7)	35%	44%	60%	15	%(7)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Fund which amounted to $0.044 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.39%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.30%, 0.29%, 0.29%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2014, the years ended January 31, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively).

(10)	Annualized.

21	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$11.990		$11.200	$9.880	$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.272	(3)	$0.259	$0.252	$0.239	$0.102
Net realized and unrealized gain (loss)	0.628		0.790	1.375	(1.104)	0.950

Total income (loss) from operations	$0.900		$1.049	$1.627	$(0.865)	$1.052

Less Distributions
From net investment income	$—		$(0.259)	$(0.307)	$(0.225)	$(0.082)

Total distributions	$—		$(0.259)	$(0.307)	$(0.225)	$(0.082)

Redemption fees(2)(4)	$—		$—	$—	$—	$0.000	(5)

Net asset value — End of period	$12.890		$11.990	$11.200	$9.880	$10.970

Total Return(6)	7.51	%(7)	9.31%	16.59%	(7.76)%	10.54	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,087		$68,911	$54,167	$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.78	%(10)	0.80%	1.02%	1.25%	1.25	%(10)
Net investment income	4.27	%(3)(10)	2.20%	2.45%	2.28%	1.20	%(10)
Portfolio Turnover	54	%(7)	35%	44%	60%	15	%(7)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Fund which amounted to $0.043 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.59%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.30%, 0.29%, 0.30%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2014, the years ended January 31, 2014, 2013 and 2012 and the period ended January 31, 2011, respectively).

(10)	Annualized.

22	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A   Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

23

Parametric International Equity Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At January 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 and deferred capital losses of $4,189,149 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2019 and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. Of the deferred capital losses at January 31, 2014, $4,189,149 are short-term.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is

24

Parametric International Equity Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2014, the investment adviser and administration fee amounted to $334,542 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% (1.05% and 0.80% prior to July 10, 2014) of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after May 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $132,404 in total of the Fund’s operating expenses for the six months ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2014, EVM earned $500 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and services fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2014 amounted to $18,329 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $52,375,987 and $48,325,119, respectively, for the six months ended July 31, 2014.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	356,167	930,182
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,007
Redemptions	(464,154)	(447,045)
Merger from Class C shares	—	45,498

Net increase (decrease)	(107,987)	541,642

25

Parametric International Equity Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class C		Year Ended January 31, 2014(1)

Sales		6,372
Issued to shareholders electing to receive payments of distributions in Fund shares		—
Redemptions		(5)
Merger to Investor Class shares		(45,969)

Net decrease		(39,602)

Institutional Class	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	936,210	2,466,781
Issued to shareholders electing to receive payments of distributions in Fund shares	—	12,826
Redemptions	(623,698)	(1,569,599)

Net increase	312,512	910,008

(1)	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

At July 31, 2014, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 39.5% of the value of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,846,266

Gross unrealized appreciation	$11,190,858
Gross unrealized depreciation	(2,523,818)

Net unrealized appreciation	$8,667,040

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2014.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities

26

Parametric International Equity Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$267,638	$28,043,390		$—	$28,311,028
Developed Europe	583,355	60,040,927		—	60,624,282
Developed Middle East	599,243	1,224,241		—	1,823,484

Total Common Stocks	$1,450,236	$89,308,558	*	$—	$90,758,794

Investment Funds	$—	$31,962		$—	$31,962
Rights	1,358	—		—	1,358
Short-Term Investments	—	721,192		—	721,192

Total Investments	$1,451,594	$90,061,712		$—	$91,513,306

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

27

Parametric International Equity Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	6,873,680	6,192
Cynthia E. Frost	6,873,680	6,192
George J. Gorman	6,873,680	6,192
Valerie A. Mosley	6,873,680	6,192
Harriett Tee Taggart	6,873,680	6,192

(1)	Excludes fractional shares.

28

Parametric International Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the mutual funds advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Parametric International Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

30

Parametric International Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Parametric International Equity Fund

July 31, 2014

Officers and Trustees

Officers of Parametric International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7771 7.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014